Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 7.2%
AGL Energy Ltd.	18,679	$241,379
Alumina Ltd.	145,586	232,711
APA Group	25,752	199,042
Aristocrat Leisure Ltd.	7,264	149,916
ASX Ltd.	4,204	229,865
Aurizon Holdings Ltd.	59,014	234,832
Australia & New Zealand Banking Group Ltd.	57,284	1,101,875
Bank of Queensland Ltd.(a)	14,265	95,441
Bendigo & Adelaide Bank Ltd.	13,809	107,012
BHP Group Ltd.	49,656	1,229,770
BHP Group PLC	40,017	854,297
Boral Ltd.	28,280	92,125
Brambles Ltd.	22,162	170,398
Caltex Australia Ltd.	8,715	154,705
Challenger Ltd.	17,129	85,143
CIMIC Group Ltd.	6,357	134,841
Commonwealth Bank of Australia	34,564	1,884,283
Crown Resorts Ltd.	24,446	198,676
CSL Ltd.	2,464	388,356
CSR Ltd.	21,794	62,765
Downer EDI Ltd.	23,614	124,226
Fortescue Metals Group Ltd.(a)	45,712	271,308
GUD Holdings Ltd.	13,256	89,942
Harvey Norman Holdings Ltd.(a)	52,913	161,663
Iluka Resources Ltd.	10,570	56,960
Incitec Pivot Ltd.	37,389	85,486
Infomedia Ltd.	50,507	69,151
Insurance Australia Group Ltd.	42,766	227,864
IOOF Holdings Ltd.(a)	20,677	89,112
Japara Healthcare Ltd.(a)	83,291	66,568
Macquarie Group Ltd.	5,685	502,593
Magellan Financial Group Ltd.	3,695	128,193
Medibank Pvt Ltd.	64,788	148,567
National Australia Bank Ltd.	65,211	1,306,252
New Hope Corp., Ltd.(a)	16,698	24,776
NIB Holdings Ltd.	18,004	88,642
Origin Energy Ltd.	18,547	99,697
Pendal Group Ltd.	17,089	85,175
Perpetual Ltd.	3,235	81,688
Platinum Asset Management Ltd.(a)	27,580	78,870
QBE Insurance Group Ltd.	24,004	203,340
Ramsay Health Care Ltd.(a)	4,202	183,844
Rio Tinto Ltd.	6,663	416,446
Santos Ltd.	23,703	123,576
Service Stream Ltd.	36,664	64,787
Sims Metal Management Ltd.(a)	8,294	58,176
Sonic Healthcare Ltd.	11,217	212,207
South32 Ltd.	106,044	187,386
Suncorp Group Ltd.	25,230	232,278
Sydney Airport	51,394	278,341
Tabcorp Holdings Ltd.	60,318	197,305
Telstra Corp., Ltd.	164,599	389,658
Transurban Group	46,041	456,159
Treasury Wine Estates Ltd.	10,717	134,225
Wesfarmers Ltd.	31,536	846,524
Westpac Banking Corp.	83,715	1,673,521
Whitehaven Coal Ltd.(a)	43,413	91,060
Woodside Petroleum Ltd.	22,107	482,788
Woolworths Group Ltd.	19,492	490,097
WorleyParsons Ltd.(a)	8,588	75,356

Total Australia		18,431,239

Austria - 0.5%
Andritz AG	3,231	132,091
BAWAG Group AG*(b)	2,680	105,533
Erste Group Bank AG*	6,646	219,828
Lenzing AG	710	68,387
Oesterreichische Post AG	3,317	116,441
OMV AG	5,432	291,598
Porr AG(a)	3,404	70,139
Raiffeisen Bank International AG	4,257	98,806
UNIQA Insurance Group AG	12,396	111,964
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,788	124,755

Total Austria		1,339,542

Belgium - 1.4%
Ageas	5,019	278,401
Anheuser-Busch InBev S.A./N.V.	17,342	1,652,784
Colruyt S.A.(a)	2,575	141,149
KBC Group N.V.	9,442	613,708
Proximus SADP	9,686	287,751
Solvay S.A.	2,007	207,863
UCB S.A.	2,130	154,654
Umicore S.A.(a)	3,632	137,121

Total Belgium		3,473,431

China - 3.1%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	40,000	60,311
China Everbright International Ltd.	107,666	82,953
China Jinmao Holdings Group Ltd.	272,000	155,787
China Mobile Ltd.	386,500	3,197,250
China Overseas Grand Oceans Group Ltd.	155,000	70,388
China Overseas Land & Investment Ltd.	142,000	446,501
China Resources Power Holdings Co., Ltd.	180,000	218,359
China Taiping Insurance Holdings Co., Ltd.	26,800	59,826
China Unicom Hong Kong Ltd.	262,000	278,062
CITIC Ltd.	424,000	535,449
CITIC Telecom International Holdings Ltd.	192,000	69,801
CNOOC Ltd.	1,023,000	1,560,716
CSPC Pharmaceutical Group Ltd.	62,000	124,484
Dah Chong Hong Holdings Ltd.	575,000	181,902
Fosun International Ltd.	182,000	225,196
Genertec Universal Medical Group Co., Ltd.(b)	131,000	87,897
Guangdong Investment Ltd.	124,000	242,641
Shenzhen Investment Ltd.	442,000	162,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

Investments	Shares	Value
Sino-Ocean Group Holding Ltd.	332,500	$112,821

Total China		7,873,288

Denmark - 1.2%
AP Moller - Maersk A/S Class B	98	110,842
Coloplast A/S Class B	2,132	256,828
Danske Bank A/S	23,897	332,814
DSV A/S	839	79,850
GN Store Nord A/S	590	23,958
H. Lundbeck A/S	4,286	142,188
ISS A/S	3,469	85,857
Novo Nordisk A/S Class B	18,724	962,781
Novozymes A/S Class B	1,569	65,981
Orsted A/S(b)	3,311	307,771
Pandora A/S	3,846	154,378
Rockwool International A/S Class B	59	11,802
Sydbank A/S	3,160	55,739
Topdanmark A/S	2,087	100,746
Tryg A/S	7,323	209,899
Vestas Wind Systems A/S	1,128	87,591

Total Denmark		2,989,025

Finland - 1.9%
Elisa Oyj	3,602	185,742
Fiskars Oyj Abp	6,826	92,426
Fortum Oyj	19,823	468,743
Huhtamaki Oyj	1,481	59,062
Kemira Oyj	5,193	76,429
Kesko Oyj Class B	2,251	142,236
Kone Oyj Class B	5,903	336,188
Metso Oyj	3,300	123,292
Neste Oyj	7,424	245,804
Nokia Oyj	102,222	518,207
Nokian Renkaat Oyj	3,568	100,669
Nordea Bank Abp	148,917	1,057,337
Orion Oyj Class B	3,366	125,574
Sampo Oyj Class A	12,969	515,783
Stora Enso Oyj Class R	14,437	173,997
Tieto Oyj(a)	3,543	90,771
UPM-Kymmene Oyj	11,538	341,135
Valmet Oyj	3,875	75,239
Wartsila Oyj Abp	11,370	127,365

Total Finland		4,855,999

France - 10.6%
Accor S.A.	5,250	218,926
Aeroports de Paris	1,092	194,289
Air Liquide S.A.	3,342	475,834
Airbus SE	4,539	589,851
ALD S.A.(b)	9,138	130,505
Amundi S.A.(b)	3,881	270,788
AXA S.A.	44,058	1,125,390
BioMerieux	819	67,769
BNP Paribas S.A.	31,992	1,557,986
Bollore S.A.	23,556	97,638
Bouygues S.A.	8,048	322,442
Bureau Veritas S.A.	7,106	171,208
Capgemini SE	1,588	187,147
Carrefour S.A.	10,241	179,306
Cie de Saint-Gobain	8,688	340,980
Cie Generale des Etablissements Michelin SCA	2,256	251,852
Cie Plastic Omnium S.A.	4,020	110,266
CNP Assurances	13,487	260,694
Covivio	1,835	194,250
Credit Agricole S.A.	65,310	793,179
Danone S.A.	7,416	653,423
Dassault Systemes SE	1,021	145,537
Edenred	3,442	165,221
Eiffage S.A.	1,403	145,491
Electricite de France S.A.	33,207	371,797
Elis S.A.	4,620	81,696
Engie S.A.	53,264	869,865
EssilorLuxottica S.A.	3,633	523,802
Eutelsat Communications S.A.	8,642	160,872
Faurecia SE	2,729	129,479
Gaztransport Et Technigaz S.A.	1,189	117,764
Hermes International	447	308,960
ICADE	2,486	222,375
Ipsen S.A.	642	60,962
JCDecaux S.A.	3,859	104,504
Kering S.A.	1,093	557,127
Klepierre S.A.	8,341	283,349
L’Oreal S.A.	3,611	1,011,341
Legrand S.A.	2,882	205,735
LVMH Moet Hennessy Louis Vuitton SE	3,560	1,415,247
Metropole Television S.A.	4,865	79,823
Natixis S.A.	87,940	364,794
Nexity S.A.	2,447	116,526
Orange S.A.	48,379	759,232
Pernod Ricard S.A.	1,760	313,524
Peugeot S.A.	12,477	311,223
Publicis Groupe S.A.	3,797	186,774
Renault S.A.	7,100	407,610
Rubis SCA	2,079	120,806
Safran S.A.	2,836	446,612
Sanofi	20,459	1,897,212
Schneider Electric SE	7,083	621,612
SEB S.A.	527	80,033
Societe Generale S.A.	28,909	792,327
Sodexo S.A.	1,814	203,695
Sopra Steria Group	651	81,121
SPIE S.A.	4,782	95,769
Suez	14,598	229,570
Teleperformance	681	147,669
Thales S.A.	1,638	188,396
TOTAL S.A.	56,365	2,942,491
Valeo S.A.	5,517	178,935
Veolia Environnement S.A.	12,352	313,223
Vicat S.A.	1,691	73,372
Vinci S.A.	6,708	722,677
Vivendi S.A.	11,899	326,642
Wendel S.A.	959	132,361

Total France		27,208,876

Germany - 7.8%
adidas AG	1,267	394,564
Allianz SE Registered Shares	6,125	1,427,978
Aurubis AG	1,890	84,253
Axel Springer SE*	2,202	151,239
BASF SE	18,549	1,296,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

Investments	Shares	Value
Bayer AG Registered Shares	20,379	$1,437,230
Bayerische Motoren Werke AG	12,101	852,104
Brenntag AG	3,682	178,227
Carl Zeiss Meditec AG Bearer Shares	874	99,666
Commerzbank AG	17,475	101,391
Continental AG	3,129	401,502
Covestro AG(b)	4,608	228,073
Daimler AG Registered Shares	27,889	1,387,057
Deutsche Boerse AG	1,669	260,923
Deutsche Lufthansa AG Registered Shares	10,036	159,523
Deutsche Post AG Registered Shares	21,987	734,568
Deutsche Telekom AG Registered Shares	85,257	1,430,829
Deutsche Wohnen SE Bearer Shares	3,614	131,950
Duerr AG	2,211	57,392
E.ON SE	39,790	386,898
Evonik Industries AG	9,878	243,918
Fielmann AG	2,478	182,487
Fraport AG Frankfurt Airport Services Worldwide	1,973	167,388
Freenet AG	7,253	149,367
Fresenius Medical Care AG & Co. KGaA	2,839	190,966
Fresenius SE & Co. KGaA	4,684	219,043
Fuchs Petrolub SE	3,168	115,183
GEA Group AG	3,769	101,779
Hannover Rueck SE	1,949	329,556
HeidelbergCement AG	2,941	212,640
Henkel AG & Co. KGaA	2,942	269,419
Hochtief AG	1,508	171,965
Hugo Boss AG	2,407	128,975
Infineon Technologies AG	10,271	184,892
KION Group AG	1,647	86,636
LEG Immobilien AG	1,168	133,702
METRO AG	9,007	142,185
MTU Aero Engines AG	496	131,832
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	2,264	585,954
OSRAM Licht AG	2,495	109,754
ProSiebenSat.1 Media SE	9,612	132,455
RWE AG	8,313	260,013
SAP SE	7,301	858,676
Siemens AG Registered Shares	11,707	1,253,962
Siemens Healthineers AG(b)	8,626	339,440
Software AG	3,228	88,718
Symrise AG	863	83,885
Talanx AG	5,398	233,277
Telefonica Deutschland Holding AG	150,234	418,962
ThyssenKrupp AG	6,438	89,173
TUI AG	22,803	265,130
Uniper SE	6,085	199,613
Volkswagen AG	3,596	618,241
Wacker Chemie AG	1,117	73,430
Wirecard AG	101	16,159

Total Germany		19,990,784

Hong Kong - 2.5%
AIA Group Ltd.	71,400	674,436
Bank of East Asia Ltd. (The)	51,849	127,648
BOC Hong Kong Holdings Ltd.	175,500	595,492
Cathay Pacific Airways Ltd.(a)	59,000	73,756
CLP Holdings Ltd.	33,000	346,653
Galaxy Entertainment Group Ltd.	37,000	230,088
Hang Lung Properties Ltd.	106,000	240,682
Hang Seng Bank Ltd.	24,900	536,788
Henderson Land Development Co., Ltd.	74,000	344,542
Hong Kong & China Gas Co., Ltd.	153,213	298,632
Hong Kong Exchanges & Clearing Ltd.	11,605	340,479
MTR Corp., Ltd.	62,143	348,788
New World Development Co., Ltd.	172,010	223,367
PCCW Ltd.	206,000	115,621
Power Assets Holdings Ltd.	42,500	285,433
Sino Land Co., Ltd.	122,000	183,325
SJM Holdings Ltd.	105,000	99,784
Sun Hung Kai Properties Ltd.	38,000	546,777
Swire Pacific Ltd. Class A	3,000	27,917
Swire Pacific Ltd. Class B	90,000	131,566
Swire Properties Ltd.	60,600	190,162
Techtronic Industries Co., Ltd.	18,000	125,252
Wharf Holdings Ltd. (The)	46,000	100,339
Wheelock & Co., Ltd.	32,000	182,259

Total Hong Kong		6,369,786

Ireland - 0.4%
AIB Group PLC	51,063	151,642
Bank of Ireland Group PLC	18,150	72,025
CRH PLC	8,718	300,243
DCC PLC	1,199	104,845
Flutter Entertainment PLC*	1,538	143,796
Greencore Group PLC	8,306	23,132
Smurfit Kappa Group PLC	4,115	122,473
Total Produce PLC	50,257	76,706

Total Ireland		994,862

Israel - 0.3%
Delek Automotive Systems Ltd.	22,384	89,966
Delek Group Ltd.	632	73,735
First International Bank of Israel Ltd.	6,710	178,706
Harel Insurance Investments & Financial Services Ltd.	15,444	134,232
Israel Chemicals Ltd.	25,209	125,182
Menora Mivtachim Holdings Ltd.	6,518	98,545
Migdal Insurance & Financial Holding Ltd.	79,910	85,041

Total Israel		785,407

Italy - 3.5%
A2A SpA	83,234	152,809
ACEA SpA	5,772	115,281
Ascopiave SpA	27,173	114,793
Assicurazioni Generali SpA	21,407	414,948
ASTM SpA	551	17,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

Investments	Shares	Value
Atlantia SpA	12,986	$314,151
Azimut Holding SpA	4,788	89,886
Banca Generali SpA	3,568	110,082
Banca Mediolanum SpA	24,303	182,551
Credito Emiliano SpA	27,581	148,690
DiaSorin SpA	782	90,966
Enel SpA	174,037	1,299,875
Eni SpA	77,221	1,181,471
ERG SpA	4,650	93,784
Esprinet SpA	21,909	88,136
Ferrari N.V.	560	86,418
FinecoBank Banca Fineco SpA	11,046	116,955
Hera SpA	30,224	124,091
IMA Industria Macchine Automatiche SpA(a)	950	66,491
Infrastrutture Wireless Italiane SpA(b)	16,223	168,374
Intesa Sanpaolo SpA	625,450	1,483,398
Italgas SpA	20,609	133,055
Leonardo SpA	5,970	70,227
Mediobanca Banca di Credito Finanziario SpA	17,639	192,685
Piaggio & C. SpA	18,230	53,939
Pirelli & C SpA(b)	18,672	110,494
Poste Italiane SpA(b)	25,999	295,629
Recordati SpA	3,177	136,326
Saras SpA	53,498	91,568
Snam SpA	69,566	351,447
Societa Cattolica di Assicurazioni SC	13,263	112,855
Societa Iniziative Autostradali e Servizi SpA	7,382	128,846
Telecom Italia SpA RSP	163,131	89,207
Terna Rete Elettrica Nazionale SpA	37,281	239,554
UniCredit SpA	18,915	223,121
Unipol Gruppo SpA	17,760	94,603
UnipolSai Assicurazioni SpA	80,915	215,241

Total Italy		8,999,572

Japan - 20.0%
Advantest Corp.	3,500	154,638
Aeon Co., Ltd.(a)	12,100	221,735
AGC, Inc.	5,100	158,085
Ahresty Corp.(a)	21,700	111,436
Aisin Seiki Co., Ltd.(a)	6,600	207,328
Ajinomoto Co., Inc.	9,100	171,770
Amada Holdings Co., Ltd.(a)	12,700	136,783
ANA Holdings, Inc.	5,300	178,211
Aozora Bank Ltd.(a)	6,200	155,007
Artnature, Inc.	31,400	200,181
Asahi Group Holdings Ltd.	5,500	272,265
Asahi Kasei Corp.(a)	19,800	194,931
Astellas Pharma, Inc.	27,800	395,746
Azbil Corp.(a)	4,000	106,926
Bank of the Ryukyus Ltd.(a)	11,800	121,412
Bridgestone Corp.	11,600	449,081
Brother Industries Ltd.	6,400	115,831
Canon Electronics, Inc.	8,100	137,380
Canon, Inc.	25,400	677,451
Chiba Bank Ltd. (The)(a)	28,300	145,591
Chubu Electric Power Co., Inc.(a)	12,300	178,112
Citizen Watch Co., Ltd.(a)	18,400	89,893
Concordia Financial Group Ltd.(a)	37,600	144,033
Dai Nippon Toryo Co., Ltd.	18,400	180,127
Dai-ichi Life Holdings, Inc.	17,800	268,297
Daido Steel Co., Ltd.(a)	4,000	156,743
Daifuku Co., Ltd.(a)	1,600	82,461
Daiichi Sankyo Co., Ltd.	4,200	264,416
Daikin Industries Ltd.	1,700	223,049
Daito Trust Construction Co., Ltd.(a)	1,500	191,672
Daiwa House Industry Co., Ltd.(a)	9,200	298,452
Daiwa Securities Group, Inc.(a)	45,000	200,444
Denso Corp.(a)	11,000	483,359
Dentsu, Inc.	3,900	137,307
DIC Corp.	4,500	124,830
Disco Corp.(a)	600	113,588
Dowa Holdings Co., Ltd.	3,700	126,329
East Japan Railway Co.	3,400	324,349
Electric Power Development Co., Ltd.	5,900	134,569
Elematec Corp.(a)	9,500	87,287
Enplas Corp.	3,400	110,109
FamilyMart Co., Ltd.	4,000	97,451
FANUC Corp.(a)	4,400	828,092
Fast Retailing Co., Ltd.	400	237,650
Fuji Electric Co., Ltd.	2,800	85,626
Fujitsu Ltd.	3,300	264,275
Fukuoka Financial Group, Inc.	4,800	90,648
Hakuto Co., Ltd.(a)	13,700	148,567
Hamamatsu Photonics K.K.	2,800	103,891
Hikari Tsushin, Inc.	600	129,799
Hino Motors Ltd.	19,900	163,877
Hirose Electric Co., Ltd.(a)	900	110,257
Hitachi Chemical Co., Ltd.	3,400	110,895
Hitachi Construction Machinery Co., Ltd.(a)	5,200	125,339
Hitachi High-Technologies Corp.	1,500	86,606
Hitachi Ltd.	9,100	338,740
Hitachi Metals Ltd.(a)	8,200	88,468
Hokuhoku Financial Group, Inc.(a)	13,000	125,700
Honda Motor Co., Ltd.	28,100	727,623
Hulic Co., Ltd.	21,000	214,712
Ichiken Co., Ltd.	6,000	91,825
Idemitsu Kosan Co., Ltd.(a)	5,000	141,337
IHI Corp.(a)	3,800	82,557
Ines Corp.	10,900	117,699
Isuzu Motors Ltd.(a)	15,700	172,943
ITOCHU Corp.	32,700	675,028
Iyo Bank Ltd. (The)(a)	32,000	167,291
Japan Airlines Co., Ltd.	7,000	208,041
Japan Exchange Group, Inc.	12,100	190,219
Japan Post Holdings Co., Ltd.	65,100	599,348
Japan Post Insurance Co., Ltd.	8,600	129,706
Japan Tobacco, Inc.	49,700	1,088,043
JFE Holdings, Inc.	16,300	196,068
JSR Corp.(a)	7,200	115,187
JTEKT Corp.(a)	12,800	146,743
JXTG Holdings, Inc.(a)	68,000	309,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

Investments	Shares	Value
Kaga Electronics Co., Ltd.(a)	7,000	$125,200
Kajima Corp.(a)	12,600	165,202
Kansai Electric Power Co., Inc. (The)(a)	17,700	197,922
Kansai Paint Co., Ltd.(a)	3,600	83,642
Kao Corp.	3,400	251,174
Kawasaki Heavy Industries Ltd.(a)	5,900	130,583
KDDI Corp.	38,500	1,006,361
Keio Corp.(a)	2,100	130,770
Keyence Corp.	200	123,803
Kobe Steel Ltd.(a)	14,000	74,615
Koito Manufacturing Co., Ltd.	2,400	117,252
Komatsu Ltd.(a)	18,600	425,954
Kuraray Co., Ltd.	10,800	132,608
Kyokuto Securities Co., Ltd.	21,800	173,674
Kyowa Exeo Corp.(a)	4,000	96,970
Kyowa Kirin Co., Ltd.	8,200	159,182
Kyushu Electric Power Co., Inc.	13,500	127,411
Kyushu Railway Co.	3,900	124,316
Lawson, Inc.	4,300	220,023
LIXIL Group Corp.(a)	7,800	137,127
Mabuchi Motor Co., Ltd.	3,900	145,246
Makita Corp.(a)	3,900	122,693
Marubeni Corp.(a)	39,100	259,654
Marubun Corp.(a)	27,900	140,694
Matsui Securities Co., Ltd.(a)	15,200	127,704
Maxell Holdings Ltd.(a)	1,800	25,699
Mazda Motor Corp.(a)	12,600	111,864
McDonald’s Holdings Co., Japan Ltd.	4,200	203,248
MEIJI Holdings Co., Ltd.	2,300	167,698
MINEBEA MITSUMI, Inc.(a)	6,800	107,655
Mitsubishi Chemical Holdings Corp.	38,500	274,336
Mitsubishi Corp.	27,200	667,196
Mitsubishi Electric Corp.	29,800	394,990
Mitsubishi Gas Chemical Co., Inc.(a)	9,600	128,089
Mitsubishi Heavy Industries Ltd.(a)	5,000	195,790
Mitsubishi Logistics Corp.(a)	4,600	116,921
Mitsubishi Motors Corp.(a)	31,900	138,433
Mitsubishi Steel Manufacturing Co., Ltd.(a)	7,800	79,967
Mitsubishi Tanabe Pharma Corp.(a)	14,200	155,697
Mitsubishi UFJ Financial Group, Inc.	178,900	907,784
Mitsui Chemicals, Inc.(a)	5,400	120,716
Mitsui Fudosan Co., Ltd.	10,900	270,193
Mixi, Inc.(a)	7,300	153,531
Mizuho Financial Group, Inc.(a)	486,500	745,449
MS&AD Insurance Group Holdings, Inc.	10,100	327,088
Murata Manufacturing Co., Ltd.	5,700	273,463
NGK Insulators Ltd.	13,800	196,513
NGK Spark Plug Co., Ltd.(a)	5,500	104,733
Nichi-iko Pharmaceutical Co., Ltd.(a)	14,500	161,268
Nikon Corp.(a)	10,200	127,223
Nintendo Co., Ltd.	1,400	518,418
Nippon Express Co., Ltd.	2,500	127,458
Nippon Kayaku Co., Ltd.(a)	9,900	118,168
Nippon Paint Holdings Co., Ltd.(a)	2,400	124,580
Nippon Signal Co., Ltd.(a)	8,500	94,851
Nippon Steel Corp.(a)	16,200	225,668
Nippon Telegraph & Telephone Corp.	29,400	1,402,604
Nissan Chemical Corp.(a)	2,400	99,820
Nissan Motor Co., Ltd.(a)	123,100	767,816
Nitto Denko Corp.	3,600	173,346
NSK Ltd.(a)	18,400	154,929
NTN Corp.(a)	44,600	127,930
NTT DOCOMO, Inc.(a)	67,100	1,709,242
Obayashi Corp.	17,300	172,240
Oji Holdings Corp.(a)	20,200	94,201
Ono Pharmaceutical Co., Ltd.	8,200	148,484
Otsuka Holdings Co., Ltd.	7,400	276,623
Panasonic Corp.(a)	41,900	339,465
Park24 Co., Ltd.(a)	4,600	106,748
Pola Orbis Holdings, Inc.	4,400	98,483
Recruit Holdings Co., Ltd.	7,000	212,834
Resona Holdings, Inc.(a)	53,800	230,483
Ricoh Co., Ltd.(a)	10,300	92,731
Rohm Co., Ltd.	1,500	114,504
Roland DG Corp.	5,400	99,781
Satori Electric Co., Ltd.	13,200	98,443
SBI Holdings, Inc.(a)	4,500	96,225
Secom Co., Ltd.	2,500	228,036
Seika Corp.(a)	15,600	191,256
Seiko Epson Corp.(a)	7,800	109,702
Sekisui Chemical Co., Ltd.(a)	12,600	195,048
Sekisui House Ltd.	16,800	330,326
Seven & I Holdings Co., Ltd.	11,400	435,853
SG Holdings Co., Ltd.(a)	3,800	93,000
Sharp Corp.(a)	9,100	100,620
Shimano, Inc.	800	120,509
Shimizu Corp.(a)	18,700	169,221
Shin-Etsu Chemical Co., Ltd.	4,600	492,029
Shindengen Electric Manufacturing Co., Ltd.	3,400	109,479
Shizuoka Bank Ltd. (The)(a)	16,000	119,176
Softbank Corp.(a)	54,800	742,329
SoftBank Group Corp.(a)	4,600	180,467
Sojitz Corp.	46,300	143,516
Sompo Holdings, Inc.	6,000	250,770
Sony Corp.	3,900	229,038
Sony Financial Holdings, Inc.	7,200	156,025
Subaru Corp.(a)	18,000	506,315
SUMCO Corp.	8,500	114,041
Sumitomo Chemical Co., Ltd.	40,100	179,954
Sumitomo Corp.(a)	24,300	379,536
Sumitomo Electric Industries Ltd.	17,100	216,924
Sumitomo Metal Mining Co., Ltd.	4,900	151,749
Sumitomo Mitsui Financial Group, Inc.(a)	24,800	847,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

Investments	Shares	Value
Sumitomo Mitsui Trust Holdings, Inc.(a)	9,200	$331,651
Sumitomo Rubber Industries Ltd.	13,600	161,325
Suntory Beverage & Food Ltd.	3,900	166,718
Suzuki Motor Corp.(a)	4,100	174,015
T&D Holdings, Inc.	15,400	163,155
T. RAD Co., Ltd.	8,300	135,242
Taiheiyo Cement Corp.	3,100	82,925
Taisei Corp.	4,200	162,637
Taiyo Nippon Sanso Corp.(a)	3,000	60,597
Takeda Pharmaceutical Co., Ltd.	24,200	826,259
TDK Corp.(a)	1,400	125,265
Terumo Corp.	5,300	170,659
Toho Bank Ltd. (The)(a)	80,600	189,428
Toho Co., Ltd.	3,300	144,580
Tohoku Electric Power Co., Inc.	16,000	156,040
Tokio Marine Holdings, Inc.(a)	9,600	513,332
Tokyo Electron Ltd.	3,700	704,053
Tokyo Steel Manufacturing Co., Ltd.	7,300	55,928
Toray Industries, Inc.	18,300	135,817
Torishima Pump Manufacturing Co., Ltd.(a)	17,100	154,426
Tosoh Corp.	8,700	114,953
TOTO Ltd.(a)	2,900	108,540
Toyota Motor Corp.(a)	42,874	2,862,630
Toyota Tsusho Corp.	7,700	248,295
Unicharm Corp.	4,700	148,730
Yahoo Japan Corp.	78,300	220,247
Yamaguchi Financial Group, Inc.(a)	17,100	117,402
Yamaha Corp.	2,900	130,141
Yamaha Motor Co., Ltd.	9,100	164,865
Yamato Holdings Co., Ltd.	3,900	58,676
Yokogawa Electric Corp.(a)	4,100	75,001
Yokohama Rubber Co., Ltd. (The)	8,400	167,961

Total Japan		51,346,983

Netherlands - 2.2%
ABN AMRO Bank N.V. CVA(b)	24,775	436,882
Aegon N.V.	55,192	229,670
Akzo Nobel N.V.	1,798	160,323
Arcadis N.V.(a)	327	6,110
ASML Holding N.V.	2,119	524,978
BE Semiconductor Industries N.V.	3,315	103,831
Heineken Holding N.V.	2,871	285,922
Heineken N.V.	4,225	456,740
IMCD N.V.	1,192	88,172
ING Groep N.V.	90,172	944,126
Koninklijke Ahold Delhaize N.V.	16,717	418,352
Koninklijke DSM N.V.	1,612	194,017
Koninklijke KPN N.V.	84,405	263,265
Koninklijke Philips N.V.	9,100	421,635
Koninklijke Vopak N.V.	2,581	132,699
NN Group N.V.	5,812	206,181
Ordina N.V.	42,837	78,551
Randstad N.V.	4,067	199,922
Rhi Magnesita N.V.	1,049	52,483
SBM Offshore N.V.	1,596	26,534
Signify N.V.(b)	3,027	83,260
Wolters Kluwer N.V.	3,187	232,720

Total Netherlands		5,546,373

New Zealand - 0.5%
Air New Zealand Ltd.	48,801	85,682
Chorus Ltd.	21,220	67,195
Genesis Energy Ltd.	66,780	143,211
Heartland Group Holdings Ltd.(a)	74,721	75,903
Infratil Ltd.	45,287	139,714
Mainfreight Ltd.	3,779	94,548
Metlifecare Ltd.	36,183	101,191
Port of Tauranga Ltd.(a)	36,966	149,740
Ryman Healthcare Ltd.	11,294	94,119
Spark New Zealand Ltd.	55,006	152,108
Summerset Group Holdings Ltd.	17,609	73,096
Z Energy Ltd.	17,982	63,143

Total New Zealand		1,239,650

Norway - 1.6%
ABG Sundal Collier Holding ASA*	342,495	127,975
AF Gruppen ASA	6,150	122,513
Aker ASA Class A	2,143	114,156
Aker BP ASA	10,250	274,583
Austevoll Seafood ASA	8,156	77,422
Borregaard ASA	5,312	56,710
DNB ASA	31,193	550,155
DNO ASA	7,526	10,868
Equinor ASA	60,980	1,161,418
Gjensidige Forsikring ASA	8,965	177,949
Kongsberg Gruppen ASA	5,601	80,446
Mowi ASA	12,551	289,948
Norsk Hydro ASA	39,727	139,916
Orkla ASA	17,024	155,064
Salmar ASA	3,241	142,325
SpareBank 1 SMN	11,609	125,852
Telenor ASA	26,547	533,368
TGS Nopec Geophysical Co. ASA	3,206	81,474

Total Norway		4,222,142

Portugal - 0.4%
Corticeira Amorim, SGPS, S.A.	7,679	83,465
EDP - Energias de Portugal S.A.	68,495	265,986
Galp Energia, SGPS, S.A.	15,889	239,479
Navigator Co. S.A. (The)	33,810	120,974
NOS, SGPS, S.A.	24,083	131,539
Semapa-Sociedade de Investimento e Gestao	5,789	73,841

Total Portugal		915,284

Singapore - 1.8%
Asian Pay Television Trust	163,300	19,720
CapitaLand Ltd.	73,600	187,872
China Aviation Oil Singapore Corp., Ltd.	104,200	87,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

Investments	Shares	Value
CSE Global Ltd.	325,200	$109,349
DBS Group Holdings Ltd.	53,600	968,978
Frasers Property Ltd.	133,500	168,939
Genting Singapore Ltd.	236,200	150,304
Hutchison Port Holdings Trust	473,500	73,866
Jardine Cycle & Carriage Ltd.	7,000	151,855
Keppel Corp., Ltd.	36,900	158,231
NetLink NBN Trust	235,600	151,626
Olam International Ltd.	119,600	155,673
Oversea-Chinese Banking Corp., Ltd.	58,458	459,074
Singapore Exchange Ltd.	25,100	153,733
Singapore Technologies Engineering Ltd.	68,700	190,764
Singapore Telecommunications Ltd.	324,900	728,317
StarHub Ltd.	114,900	108,012
United Overseas Bank Ltd.	20,528	380,901
Wilmar International Ltd.	88,900	239,784
Yanlord Land Group Ltd.	93,200	78,852

Total Singapore		4,723,255

Spain - 4.0%
ACS Actividades de Construccion y Servicios S.A.	5,321	212,663
Aena SME S.A.(b)	2,360	432,242
Amadeus IT Group S.A.	4,247	304,289
Banco Bilbao Vizcaya Argentaria S.A.	115,771	603,364
Banco Santander S.A.	312,131	1,271,476
Bankia S.A.	60,847	114,926
Bankinter S.A.	22,707	143,431
CaixaBank S.A.	140,166	368,270
Cie Automotive S.A.	3,109	77,957
Enagas S.A.	6,831	158,326
Ence Energia y Celulosa S.A.(a)	5,618	21,375
Endesa S.A.	25,529	671,858
Euskaltel S.A.(b)	10,135	90,051
Faes Farma S.A.	23,625	120,667
Ferrovial S.A.	11,733	339,098
Grifols S.A.	4,278	126,111
Grupo Catalana Occidente S.A.	2,670	84,851
Iberdrola S.A.	98,457	1,023,573
Industria de Diseno Textil S.A.	41,298	1,278,655
Mapfre S.A.	79,077	213,024
Naturgy Energy Group S.A.	20,694	549,125
Prosegur Cia de Seguridad S.A.	23,345	91,012
Red Electrica Corp. S.A.	11,586	235,380
Repsol S.A.	37,291	582,988
Sacyr S.A.	24,521	62,822
Telefonica S.A.	103,762	791,962
Tubacex S.A.	26,880	76,338
Zardoya Otis S.A.	21,072	143,120

Total Spain		10,188,954

Sweden - 2.7%
AAK AB	8,062	156,490
Ahlstrom-Munksjo Oyj(a)	1,684	25,776
Alfa Laval AB	6,122	120,981
Atlas Copco AB Class A	11,602	357,778
Axfood AB	8,574	182,343
Boliden AB	5,174	119,060
Bulten AB	1,085	6,875
Electrolux AB Series B	6,584	156,294
Epiroc AB Class A	7,735	83,941
Essity AB Class B	7,037	205,624
Fabege AB	7,890	130,161
Hennes & Mauritz AB Class B(a)	37,857	734,797
Hexagon AB Class B	1,800	86,886
Husqvarna AB Class B	10,841	82,563
ICA Gruppen AB	4,067	188,125
Indutrade AB	3,455	96,986
Intrum AB(a)	3,044	76,594
Investment AB Latour Class B	10,325	136,096
Kinnevik AB Class B	4,449	117,151
Lifco AB Class B	1,693	79,931
Lundin Petroleum AB	4,694	140,980
NCC AB Class B	5,146	85,835
NP3 Fastigheter AB	12,713	127,878
Peab AB	11,315	100,639
Sandvik AB	15,104	235,574
Securitas AB Class B	7,708	118,221
Skandinaviska Enskilda Banken AB Class A	54,909	505,298
Skanska AB Class B	8,484	172,059
Svenska Cellulosa AB SCA Class B	8,408	75,065
Svenska Handelsbanken AB Class A	38,990	365,546
Swedbank AB Class A	40,835	588,510
Swedish Match AB	2,580	106,825
Tele2 AB Class B(a)	11,163	166,330
Telefonaktiebolaget LM Ericsson Class B	18,360	146,885
Telia Co. AB	87,816	393,612
Thule Group AB(b)	4,383	83,094
Volvo AB Class B	28,454	400,092

Total Sweden		6,956,895

Switzerland - 7.2%
ABB Ltd. Registered Shares	36,493	717,673
Adecco Group AG Registered Shares	3,560	197,145
Cie Financiere Richemont S.A. Registered Shares	5,909	433,894
Coca-Cola HBC AG*	3,734	122,259
Credit Suisse Group AG Registered Shares*	21,787	267,326
DKSH Holding AG	1,730	86,435
Dufry AG Registered Shares*	2,192	183,511
EMS-Chemie Holding AG Registered Shares	361	225,003
Geberit AG Registered Shares	466	222,730
Givaudan S.A. Registered Shares	103	287,572
Julius Baer Group Ltd.*	3,839	170,246
Kuehne + Nagel International AG Registered Shares	2,414	355,872
LafargeHolcim Ltd. Registered Shares*	9,818	483,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

Investments	Shares	Value
Logitech International S.A. Registered Shares	2,645	$107,376
Lonza Group AG Registered Shares*	498	168,505
Nestle S.A. Registered Shares	29,933	3,250,409
Novartis AG Registered Shares	33,154	2,877,348
Partners Group Holding AG	394	302,588
Roche Holding AG Bearer Shares	2,619	758,529
Roche Holding AG Genusschein	8,196	2,387,332
Schindler Holding AG Participation Certificate	1,056	236,373
SGS S.A. Registered Shares	138	342,388
SIG Combibloc Group AG*	6,765	90,232
Sika AG Registered Shares	892	130,604
STMicroelectronics N.V.	7,290	141,029
Sunrise Communications Group AG*(b)	1,937	150,838
Swatch Group AG (The) Bearer Shares	844	224,215
Swiss Life Holding AG Registered Shares	458	219,136
Swiss Re AG	6,307	658,435
Swisscom AG Registered Shares	943	465,566
Temenos AG Registered Shares*	732	122,593
UBS Group AG Registered Shares*	82,682	939,464
Vifor Pharma AG	940	150,311
Zurich Insurance Group AG	2,830	1,084,150

Total Switzerland		18,560,726

United Kingdom - 18.0%
Admiral Group PLC	8,887	231,952
Anglo American PLC	20,272	467,448
Antofagasta PLC	18,810	208,384
Ashmore Group PLC	14,506	90,451
Associated British Foods PLC	7,152	202,973
AstraZeneca PLC	18,058	1,615,781
Aviva PLC	100,252	493,297
BAE Systems PLC	65,142	457,564
Barclays PLC	240,166	445,118
Barratt Developments PLC	36,179	288,900
BBA Aviation PLC	36,416	140,101
Bellway PLC	3,944	162,622
Bloomsbury Publishing PLC	24,813	73,385
Bovis Homes Group PLC	9,720	133,434
BP PLC	502,834	3,196,114
British American Tobacco PLC	69,179	2,563,871
British Land Co. PLC (The)	24,699	177,993
Britvic PLC	9,316	112,907
BT Group PLC	292,119	642,849
Bunzl PLC	4,270	111,816
Burberry Group PLC	6,293	168,591
Carnival PLC	3,704	153,822
Centrica PLC	287,595	261,337
Cineworld Group PLC(a)	38,439	108,000
CNH Industrial N.V.	13,792	140,437
Coca-Cola European Partners PLC	5,386	300,637
Compass Group PLC	13,544	349,327
Croda International PLC	1,409	84,385
CYBG PLC	4,280	6,060
Diageo PLC	21,225	871,765
Direct Line Insurance Group PLC	39,119	144,715
Dixons Carphone PLC	64,152	94,035
Drax Group PLC	18,794	63,967
DS Smith PLC	29,777	132,246
easyJet PLC	11,890	168,498
Elementis PLC	35,077	63,930
Evraz PLC	62,850	362,156
Fiat Chrysler Automobiles N.V.	32,228	417,122
Fresnillo PLC	13,062	110,034
G4S PLC	42,521	99,138
Galliford Try PLC	7,064	58,280
GlaxoSmithKline PLC	108,012	2,322,117
Greene King PLC	9,708	101,328
Halma PLC	3,082	74,858
Hammerson PLC	33,993	118,799
Hargreaves Lansdown PLC	4,341	111,214
Hays PLC	67,237	124,947
Hikma Pharmaceuticals PLC	3,384	91,742
Howden Joinery Group PLC	12,269	84,727
HSBC Holdings PLC	433,868	3,339,457
Imperial Brands PLC	40,168	904,941
Inchcape PLC	15,164	118,006
Informa PLC	17,372	182,392
InterContinental Hotels Group PLC	2,217	138,649
Intertek Group PLC	1,790	120,835
Investec PLC	17,419	89,876
ITV PLC	144,998	224,959
J Sainsbury PLC	64,982	176,010
John Wood Group PLC	24,471	114,561
Jupiter Fund Management PLC	22,012	96,404
Kingfisher PLC	60,399	153,921
Land Securities Group PLC	17,756	187,386
Legal & General Group PLC	126,496	387,208
Liontrust Asset Management PLC	9,561	91,193
Lloyds Banking Group PLC	1,378,055	919,053
London Stock Exchange Group PLC	1,494	134,544
Lookers PLC	109,774	76,295
Marks & Spencer Group PLC	62,391	141,813
McKay Securities PLC	1,156	3,184
Meggitt PLC	16,096	125,953
Melrose Industries PLC	64,859	161,130
Merlin Entertainments PLC(b)	18,466	102,947
Micro Focus International PLC	9,144	128,096
Mondi PLC	5,795	111,260
National Grid PLC	84,311	916,262
Next PLC	2,190	166,944
Numis Corp. PLC	19,755	55,504
Pagegroup PLC	18,964	102,638
Pearson PLC	9,436	85,814
Pennon Group PLC	13,131	133,820
Persimmon PLC	15,683	419,378
Prudential PLC	28,793	523,354
QinetiQ Group PLC	23,059	82,064
Reckitt Benckiser Group PLC	7,645	597,664
Redrow PLC	15,076	114,813
RELX PLC	15,896	378,550
Rentokil Initial PLC	22,613	130,357
Rio Tinto PLC	25,122	1,303,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

Investments	Shares	Value
RM PLC	20,342	$67,933
Rolls-Royce Holdings PLC*	12,592	122,958
Rotork PLC	22,241	85,375
Royal Bank of Scotland Group PLC	106,759	273,117
Royal Dutch Shell PLC Class A	102,597	3,014,097
Royal Dutch Shell PLC Class B	94,297	2,784,204
Royal Mail PLC	50,027	130,509
RSA Insurance Group PLC	20,450	134,621
Saga PLC	109,777	68,315
Sage Group PLC (The)	16,326	139,099
Schroders PLC	4,843	183,517
SDL PLC	11,806	77,980
Segro PLC	19,652	196,353
Severn Trent PLC	6,136	163,704
Smith & Nephew PLC	7,913	191,026
Speedy Hire PLC	110,381	69,916
Spirax-Sarco Engineering PLC	1,091	105,471
SSE PLC	34,978	536,852
St. James’s Place PLC	12,128	146,375
Standard Chartered PLC	38,853	327,585
Standard Life Aberdeen PLC	77,047	271,353
SThree PLC	22,584	84,326
Tate & Lyle PLC	10,531	95,513
Taylor Wimpey PLC	59,867	119,145
TechnipFMC PLC	4,204	100,876
Tesco PLC	108,654	322,685
TP ICAP PLC	19,535	81,848
Travis Perkins PLC	4,082	64,940
Tullow Oil PLC	25,116	66,203
Ultra Electronics Holdings PLC	2,643	65,856
Unilever N.V.	19,070	1,146,575
Unilever PLC	13,412	808,200
United Utilities Group PLC	15,771	160,491
Vertu Motors PLC	63,564	26,084
Vodafone Group PLC	729,590	1,456,499
Weir Group PLC (The)	5,490	96,440
WH Smith PLC	4,963	121,523
Whitbread PLC	2,110	111,651

Total United Kingdom		46,264,639

TOTAL COMMON STOCKS (Cost: $257,168,378)		253,276,712

RIGHTS - 0.0%

Australia - 0.0%
Harvey Norman Holdings Ltd., expiring 10/11/19*(a) (Cost: $0)	3,112	3,768

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%

United States - 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c) (Cost: $14,937,270)(d)	14,937,270	14,937,270

TOTAL INVESTMENTS IN SECURITIES - 104.6% (Cost: $272,105,648)		268,217,750
Other Assets less Liabilities - (4.6)%		(11,746,375)

NET ASSETS - 100.0%		$256,471,375

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,133,791. The Fund also had securities on loan having a market value of $22,578 that were sold and pending settlement. The total market value of the collateral held by the Fund was $20,171,135. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,233,865.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2019	137,325	AUD	93,315	USD	$—	$(693)
Bank of America N.A.	10/3/2019	4,413,412	AUD	2,976,661	USD	77	—
Bank of America N.A.	10/3/2019	78,058	CHF	79,000	USD	—	(713)
Bank of America N.A.	10/3/2019	2,512,664	CHF	2,520,025	USD	37	—
Bank of America N.A.	10/3/2019	90,898	DKK	13,397	USD	—	(123)
Bank of America N.A.	10/3/2019	2,926,675	DKK	427,355	USD	21	—
Bank of America N.A.	10/3/2019	327,537	EUR	360,432	USD	—	(3,324)
Bank of America N.A.	10/3/2019	10,545,588	EUR	11,497,412	USD	260	—
Bank of America N.A.	10/3/2019	190,408	GBP	237,656	USD	—	(3,007)
Bank of America N.A.	10/3/2019	6,151,798	GBP	7,580,977	USD	188	—
Bank of America N.A.	10/3/2019	17,330,985	JPY	161,466	USD	—	(1,095)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

Bank of America N.A.	10/3/2019	556,627,892	JPY	5,150,595	USD	117	—
Bank of America N.A.	10/3/2019	241,785	NOK	26,864	USD	—	(253)
Bank of America N.A.	10/3/2019	7,785,580	NOK	856,941	USD	—	(43)
Bank of America N.A.	10/3/2019	10,648	NZD	6,734	USD	—	(57)
Bank of America N.A.	10/3/2019	342,559	NZD	214,800	USD	6	—
Bank of America N.A.	10/3/2019	403,957	SEK	41,719	USD	—	(631)
Bank of America N.A.	10/3/2019	13,084,472	SEK	1,330,808	USD	63	—
Bank of America N.A.	10/3/2019	20,837	SGD	15,138	USD	—	(70)
Bank of America N.A.	10/3/2019	667,816	SGD	482,894	USD	20	—
Bank of America N.A.	10/3/2019	2,996,257	USD	4,442,914	AUD	—	(380)
Bank of America N.A.	10/3/2019	2,536,615	USD	2,502,952	CHF	26,294	—
Bank of America N.A.	10/3/2019	430,168	USD	2,905,440	DKK	5,893	—
Bank of America N.A.	10/3/2019	11,573,103	USD	10,483,994	EUR	142,586	—
Bank of America N.A.	10/3/2019	7,630,885	USD	6,257,357	GBP	—	(80,367)
Bank of America N.A.	10/3/2019	5,184,502	USD	549,064,165	JPY	103,780	—
Bank of America N.A.	10/3/2019	862,582	USD	7,849,259	NOK	—	(1,325)
Bank of America N.A.	10/3/2019	216,214	USD	342,532	NZD	1,425	—
Bank of America N.A.	10/3/2019	1,339,569	USD	13,109,317	SEK	6,171	—
Bank of America N.A.	10/3/2019	486,073	USD	674,038	SGD	—	(1,341)
Bank of America N.A.	10/4/2019	9,062	ILS	2,591	USD	16	—
Bank of America N.A.	10/4/2019	287,311	ILS	82,664	USD	1	—
Bank of America N.A.	10/4/2019	83,208	USD	293,263	ILS	—	(1,169)
Bank of America N.A.	11/5/2019	3,156,483	USD	4,674,713	AUD	—	(163)
Bank of America N.A.	11/5/2019	2,592,847	USD	2,577,998	CHF	219	—
Bank of America N.A.	11/5/2019	433,397	USD	2,960,265	DKK	—	(38)
Bank of America N.A.	11/5/2019	11,933,219	USD	10,918,418	EUR	—	(246)
Bank of America N.A.	11/5/2019	8,012,717	USD	6,493,667	GBP	—	(365)
Bank of America N.A.	11/5/2019	87,110	USD	302,342	ILS	—	(24)
Bank of America N.A.	11/5/2019	907,545	USD	8,240,575	NOK	52	—
Bank of America N.A.	11/5/2019	220,470	USD	351,334	NZD	—	(4)
Bank of America N.A.	11/5/2019	1,419,017	USD	13,922,074	SEK	—	(98)
Bank of America N.A.	11/5/2019	497,392	USD	687,634	SGD	—	(42)
Bank of America N.A.	11/6/2019	5,519,899	USD	595,230,028	JPY	—	(201)
Barclays Bank PLC	10/3/2019	2,996,257	USD	4,442,993	AUD	—	(433)
Barclays Bank PLC	10/3/2019	2,536,615	USD	2,502,967	CHF	26,279	—
Barclays Bank PLC	10/3/2019	430,168	USD	2,905,424	DKK	5,895	—
Barclays Bank PLC	10/3/2019	11,573,103	USD	10,484,194	EUR	142,368	—
Barclays Bank PLC	10/3/2019	7,630,885	USD	6,257,455	GBP	—	(80,487)
Barclays Bank PLC	10/3/2019	5,184,502	USD	549,084,903	JPY	103,588	—
Barclays Bank PLC	10/3/2019	862,582	USD	7,849,082	NOK	—	(1,305)
Barclays Bank PLC	10/3/2019	216,214	USD	343,118	NZD	1,058	—
Barclays Bank PLC	10/3/2019	1,339,569	USD	13,110,010	SEK	6,100	—
Barclays Bank PLC	10/3/2019	486,073	USD	674,057	SGD	—	(1,354)
Barclays Bank PLC	10/4/2019	83,208	USD	293,311	ILS	—	(1,183)
Citibank N.A.	10/3/2019	4,413,235	AUD	2,976,661	USD	—	(42)
Citibank N.A.	10/3/2019	2,512,631	CHF	2,520,025	USD	4	—
Citibank N.A.	10/3/2019	2,926,550	DKK	427,355	USD	3	—
Citibank N.A.	10/3/2019	10,545,385	EUR	11,497,412	USD	39	—
Citibank N.A.	10/3/2019	6,151,503	GBP	7,580,977	USD	—	(175)
Citibank N.A.	10/3/2019	556,615,015	JPY	5,150,595	USD	—	(2)
Citibank N.A.	10/3/2019	7,785,767	NOK	856,941	USD	—	(22)
Citibank N.A.	10/3/2019	342,550	NZD	214,800	USD	1	—
Citibank N.A.	10/3/2019	13,083,901	SEK	1,330,808	USD	5	—
Citibank N.A.	10/3/2019	667,804	SGD	482,894	USD	11	—
Citibank N.A.	10/3/2019	2,996,257	USD	4,443,112	AUD	—	(513)
Citibank N.A.	10/3/2019	2,536,615	USD	2,502,865	CHF	26,380	—
Citibank N.A.	10/3/2019	430,168	USD	2,905,370	DKK	5,903	—
Citibank N.A.	10/3/2019	11,573,103	USD	10,484,393	EUR	142,151	—
Citibank N.A.	10/3/2019	7,630,885	USD	6,257,501	GBP	—	(80,544)
Citibank N.A.	10/3/2019	5,184,502	USD	549,091,125	JPY	103,531	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

Citibank N.A.	10/3/2019	862,582	USD	7,849,064	NOK	—	(1,303)
Citibank N.A.	10/3/2019	216,214	USD	342,527	NZD	1,428	—
Citibank N.A.	10/3/2019	1,339,569	USD	13,110,067	SEK	6,095	—
Citibank N.A.	10/3/2019	486,073	USD	674,043	SGD	—	(1,344)
Citibank N.A.	10/4/2019	287,298	ILS	82,664	USD	—	(3)
Citibank N.A.	10/4/2019	83,208	USD	293,290	ILS	—	(1,177)
Citibank N.A.	11/5/2019	3,156,483	USD	4,674,817	AUD	—	(233)
Citibank N.A.	11/5/2019	2,592,847	USD	2,578,055	CHF	162	—
Citibank N.A.	11/5/2019	433,397	USD	2,960,255	DKK	—	(36)
Citibank N.A.	11/5/2019	11,933,219	USD	10,918,607	EUR	—	(453)
Citibank N.A.	11/5/2019	8,012,717	USD	6,493,377	GBP	—	(7)
Citibank N.A.	11/5/2019	87,110	USD	302,277	ILS	—	(5)
Citibank N.A.	11/5/2019	907,545	USD	8,241,202	NOK	—	(17)
Citibank N.A.	11/5/2019	220,470	USD	351,357	NZD	—	(19)
Citibank N.A.	11/5/2019	1,419,017	USD	13,921,830	SEK	—	(73)
Citibank N.A.	11/5/2019	497,392	USD	687,620	SGD	—	(31)
Citibank N.A.	11/6/2019	5,519,899	USD	595,230,580	JPY	—	(207)
Goldman Sachs	10/3/2019	4,413,386	AUD	2,976,661	USD	60	—
Goldman Sachs	10/3/2019	2,512,641	CHF	2,520,025	USD	14	—
Goldman Sachs	10/3/2019	2,926,565	DKK	427,355	USD	5	—
Goldman Sachs	10/3/2019	10,545,588	EUR	11,497,412	USD	260	—
Goldman Sachs	10/3/2019	6,151,748	GBP	7,580,977	USD	126	—
Goldman Sachs	10/3/2019	556,626,861	JPY	5,150,595	USD	108	—
Goldman Sachs	10/3/2019	7,785,726	NOK	856,941	USD	—	(27)
Goldman Sachs	10/3/2019	342,556	NZD	214,800	USD	4	—
Goldman Sachs	10/3/2019	13,084,072	SEK	1,330,808	USD	22	—
Goldman Sachs	10/3/2019	667,808	SGD	482,894	USD	15	—
Goldman Sachs	10/3/2019	2,996,257	USD	4,442,954	AUD	—	(407)
Goldman Sachs	10/3/2019	2,536,615	USD	2,502,949	CHF	26,296	—
Goldman Sachs	10/3/2019	430,168	USD	2,905,431	DKK	5,894	—
Goldman Sachs	10/3/2019	11,573,103	USD	10,484,137	EUR	142,430	—
Goldman Sachs	10/3/2019	7,630,885	USD	6,257,445	GBP	—	(80,474)
Goldman Sachs	10/3/2019	5,184,502	USD	549,071,424	JPY	103,713	—
Goldman Sachs	10/3/2019	862,582	USD	7,849,169	NOK	—	(1,315)
Goldman Sachs	10/3/2019	216,214	USD	342,530	NZD	1,426	—
Goldman Sachs	10/3/2019	1,339,569	USD	13,109,886	SEK	6,113	—
Goldman Sachs	10/3/2019	486,073	USD	674,074	SGD	—	(1,367)
Goldman Sachs	10/4/2019	287,303	ILS	82,664	USD	—	(1)
Goldman Sachs	10/4/2019	83,208	USD	293,228	ILS	—	(1,159)
Goldman Sachs	11/5/2019	3,156,483	USD	4,674,706	AUD	—	(158)
Goldman Sachs	11/5/2019	2,592,847	USD	2,578,114	CHF	102	—
Goldman Sachs	11/5/2019	433,397	USD	2,960,181	DKK	—	(25)
Goldman Sachs	11/5/2019	11,933,219	USD	10,918,627	EUR	—	(475)
Goldman Sachs	11/5/2019	8,012,717	USD	6,493,624	GBP	—	(313)
Goldman Sachs	11/5/2019	87,110	USD	302,273	ILS	—	(4)
Goldman Sachs	11/5/2019	907,545	USD	8,240,939	NOK	12	—
Goldman Sachs	11/5/2019	220,470	USD	351,339	NZD	—	(7)
Goldman Sachs	11/5/2019	1,419,017	USD	13,921,674	SEK	—	(57)
Goldman Sachs	11/5/2019	497,392	USD	687,650	SGD	—	(53)
Goldman Sachs	11/6/2019	5,519,899	USD	595,229,476	JPY	—	(196)
JP Morgan Chase Bank N.A.	10/3/2019	4,413,366	AUD	2,976,661	USD	46	—
JP Morgan Chase Bank N.A.	10/3/2019	2,512,664	CHF	2,520,025	USD	37	—
JP Morgan Chase Bank N.A.	10/3/2019	2,926,594	DKK	427,355	USD	9	—
JP Morgan Chase Bank N.A.	10/3/2019	10,545,559	EUR	11,497,412	USD	229	—
JP Morgan Chase Bank N.A.	10/3/2019	6,151,773	GBP	7,580,977	USD	157	—
JP Morgan Chase Bank N.A.	10/3/2019	556,625,316	JPY	5,150,595	USD	93	—
JP Morgan Chase Bank N.A.	10/3/2019	7,785,784	NOK	856,941	USD	—	(20)
JP Morgan Chase Bank N.A.	10/3/2019	342,555	NZD	214,800	USD	3	—
JP Morgan Chase Bank N.A.	10/3/2019	13,084,104	SEK	1,330,808	USD	26	—
JP Morgan Chase Bank N.A.	10/3/2019	667,792	SGD	482,894	USD	3	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2019

JP Morgan Chase Bank N.A.	10/4/2019	287,298	ILS	82,664	USD	—	(3)
JP Morgan Chase Bank N.A.	11/5/2019	3,156,483	USD	4,674,713	AUD	—	(163)
JP Morgan Chase Bank N.A.	11/5/2019	2,592,847	USD	2,578,037	CHF	180	—
JP Morgan Chase Bank N.A.	11/5/2019	433,397	USD	2,960,193	DKK	—	(27)
JP Morgan Chase Bank N.A.	11/5/2019	11,933,219	USD	10,918,478	EUR	—	(311)
JP Morgan Chase Bank N.A.	11/5/2019	8,012,717	USD	6,493,661	GBP	—	(358)
JP Morgan Chase Bank N.A.	11/5/2019	87,110	USD	302,280	ILS	—	(6)
JP Morgan Chase Bank N.A.	11/5/2019	907,545	USD	8,241,126	NOK	—	(9)
JP Morgan Chase Bank N.A.	11/5/2019	220,470	USD	351,353	NZD	—	(16)
JP Morgan Chase Bank N.A.	11/5/2019	1,419,017	USD	13,921,701	SEK	—	(60)
JP Morgan Chase Bank N.A.	11/5/2019	497,392	USD	687,597	SGD	—	(15)
JP Morgan Chase Bank N.A.	11/6/2019	5,519,899	USD	595,230,028	JPY	—	(201)
Morgan Stanley & Co. International	10/3/2019	3,362,659	AUD	2,267,935	USD	96	—
Morgan Stanley & Co. International	10/3/2019	1,914,023	CHF	1,920,021	USD	—	(363)
Morgan Stanley & Co. International	10/3/2019	2,229,951	DKK	325,606	USD	29	—
Morgan Stanley & Co. International	10/3/2019	8,034,973	EUR	8,759,936	USD	456	—
Morgan Stanley & Co. International	10/3/2019	4,688,935	GBP	5,775,985	USD	2,422	—
Morgan Stanley & Co. International	10/3/2019	424,063,315	JPY	3,924,263	USD	—	(227)
Morgan Stanley & Co. International	10/3/2019	5,932,531	NOK	652,908	USD	40	—
Morgan Stanley & Co. International	10/3/2019	261,085	NZD	163,659	USD	57	—
Morgan Stanley & Co. International	10/3/2019	9,970,033	SEK	1,013,950	USD	140	—
Morgan Stanley & Co. International	10/3/2019	508,894	SGD	367,920	USD	74	—
Morgan Stanley & Co. International	10/4/2019	218,899	ILS	62,986	USD	—	(4)
Morgan Stanley & Co. International	11/5/2019	2,404,943	USD	3,561,770	AUD	—	(177)
Morgan Stanley & Co. International	11/5/2019	1,975,503	USD	1,963,838	CHF	521	—
Morgan Stanley & Co. International	11/5/2019	330,210	USD	2,255,691	DKK	—	(63)
Morgan Stanley & Co. International	11/5/2019	9,091,980	USD	8,319,384	EUR	—	(828)
Morgan Stanley & Co. International	11/5/2019	6,104,930	USD	4,949,595	GBP	—	(2,792)
Morgan Stanley & Co. International	11/5/2019	66,371	USD	230,302	ILS	—	(1)
Morgan Stanley & Co. International	11/5/2019	691,463	USD	6,279,512	NOK	—	(68)
Morgan Stanley & Co. International	11/5/2019	167,978	USD	267,784	NZD	—	(65)
Morgan Stanley & Co. International	11/5/2019	1,081,160	USD	10,608,415	SEK	—	(185)
Morgan Stanley & Co. International	11/5/2019	378,970	USD	524,015	SGD	—	(102)
Morgan Stanley & Co. International	11/6/2019	4,205,640	USD	453,462,618	JPY	276	—
UBS AG	10/3/2019	2,282,866	USD	3,385,133	AUD	—	(323)
UBS AG	10/3/2019	1,932,661	USD	1,906,984	CHF	20,063	—
UBS AG	10/3/2019	327,751	USD	2,213,645	DKK	4,497	—
UBS AG	10/3/2019	8,817,604	USD	7,987,908	EUR	108,526	—
UBS AG	10/3/2019	5,814,009	USD	4,767,578	GBP	—	(61,314)
UBS AG	10/3/2019	3,950,101	USD	418,311,745	JPY	79,286	—
UBS AG	10/3/2019	657,208	USD	5,980,313	NOK	—	(999)
UBS AG	10/3/2019	164,737	USD	260,974	NZD	1,090	—
UBS AG	10/3/2019	1,020,625	USD	9,988,142	SEK	4,693	—
UBS AG	10/3/2019	370,342	USD	513,651	SGD	—	(1,092)
UBS AG	10/4/2019	63,401	USD	223,482	ILS	—	(899)

						$1,367,876	$(423,469)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2019

Investments	Shares	Value
EXCHANGE-TRADED FUND - 99.9%

United States - 99.9%
WisdomTree International Quality Dividend Growth Fund(a) (Cost: $30,136,625)	1,010,992	$29,106,460
Other Assets less Liabilities - 0.1%		21,955

NET ASSETS - 100.0%		$29,128,415

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America N.A.	10/3/2019	265,664	AUD	179,179	USD	$5		$—
Bank of America N.A.	10/3/2019	275,393	CHF	276,200	USD	4		—
Bank of America N.A.	10/3/2019	1,792,267	DKK	261,708	USD	13		—
Bank of America N.A.	10/3/2019	1,246,339	EUR	1,358,831	USD	31		—
Bank of America N.A.	10/3/2019	758,942	GBP	935,259	USD	23		—
Bank of America N.A.	10/3/2019	60,615,934	JPY	560,892	USD	13		—
Bank of America N.A.	10/3/2019	1,972,431	NOK	217,101	USD	—		(11)
Bank of America N.A.	10/3/2019	26,545	NZD	16,645	USD	0	*	—
Bank of America N.A.	10/3/2019	1,292,079	SEK	131,416	USD	6		—
Bank of America N.A.	10/3/2019	33,171	SGD	23,986	USD	1		—
Bank of America N.A.	10/3/2019	179,179	USD	265,690	AUD	—		(23)
Bank of America N.A.	10/3/2019	276,200	USD	272,535	CHF	2,863		—
Bank of America N.A.	10/3/2019	261,708	USD	1,767,628	DKK	3,585		—
Bank of America N.A.	10/3/2019	1,358,831	USD	1,230,956	EUR	16,741		—
Bank of America N.A.	10/3/2019	935,259	USD	766,916	GBP	—		(9,850)
Bank of America N.A.	10/3/2019	560,892	USD	59,401,211	JPY	11,228		—
Bank of America N.A.	10/3/2019	217,101	USD	1,975,559	NOK	—		(333)
Bank of America N.A.	10/3/2019	16,645	USD	26,369	NZD	110		—
Bank of America N.A.	10/3/2019	131,416	USD	1,286,066	SEK	605		—
Bank of America N.A.	10/3/2019	23,986	USD	33,261	SGD	—		(66)
Bank of America N.A.	10/4/2019	34,583	ILS	9,950	USD	0	*	—
Bank of America N.A.	10/4/2019	9,950	USD	35,068	ILS	—		(140)
Bank of America N.A.	11/5/2019	181,837	USD	269,298	AUD	—		(9)
Bank of America N.A.	11/5/2019	280,976	USD	279,367	CHF	24		—
Bank of America N.A.	11/5/2019	259,264	USD	1,770,871	DKK	—		(22)
Bank of America N.A.	11/5/2019	1,376,496	USD	1,259,439	EUR	—		(28)
Bank of America N.A.	11/5/2019	945,783	USD	766,482	GBP	—		(43)
Bank of America N.A.	11/5/2019	10,868	USD	37,721	ILS	—		(3)
Bank of America N.A.	11/5/2019	206,911	USD	1,878,767	NOK	12		—
Bank of America N.A.	11/5/2019	16,981	USD	27,060	NZD	—		(0)*
Bank of America N.A.	11/5/2019	137,663	USD	1,350,621	SEK	—		(9)
Bank of America N.A.	11/5/2019	23,650	USD	32,696	SGD	—		(2)
Bank of America N.A.	11/6/2019	588,279	USD	63,436,183	JPY	—		(21)
Barclays Bank PLC	10/3/2019	179,179	USD	265,695	AUD	—		(26)
Barclays Bank PLC	10/3/2019	276,200	USD	272,536	CHF	2,861		—
Barclays Bank PLC	10/3/2019	261,708	USD	1,767,618	DKK	3,586		—
Barclays Bank PLC	10/3/2019	1,358,831	USD	1,230,979	EUR	16,716		—
Barclays Bank PLC	10/3/2019	935,259	USD	766,928	GBP	—		(9,865)
Barclays Bank PLC	10/3/2019	560,892	USD	59,403,454	JPY	11,207		—
Barclays Bank PLC	10/3/2019	217,101	USD	1,975,515	NOK	—		(329)
Barclays Bank PLC	10/3/2019	16,645	USD	26,415	NZD	81		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2019

Barclays Bank PLC	10/3/2019	131,416	USD	1,286,134	SEK	598		—
Barclays Bank PLC	10/3/2019	23,986	USD	33,262	SGD	—		(67)
Barclays Bank PLC	10/4/2019	9,950	USD	35,074	ILS	—		(141)
Citibank N.A.	10/3/2019	265,653	AUD	179,179	USD	—		(3)
Citibank N.A.	10/3/2019	275,390	CHF	276,200	USD	0	*	—
Citibank N.A.	10/3/2019	1,792,190	DKK	261,708	USD	2		—
Citibank N.A.	10/3/2019	1,246,315	EUR	1,358,831	USD	5		—
Citibank N.A.	10/3/2019	758,906	GBP	935,259	USD	—		(22)
Citibank N.A.	10/3/2019	60,614,532	JPY	560,892	USD	—		(0)*
Citibank N.A.	10/3/2019	1,972,479	NOK	217,101	USD	—		(6)
Citibank N.A.	10/3/2019	26,544	NZD	16,645	USD	0	*	—
Citibank N.A.	10/3/2019	1,292,023	SEK	131,416	USD	0	*	—
Citibank N.A.	10/3/2019	33,171	SGD	23,986	USD	1		—
Citibank N.A.	10/3/2019	179,179	USD	265,702	AUD	—		(31)
Citibank N.A.	10/3/2019	276,200	USD	272,525	CHF	2,872		—
Citibank N.A.	10/3/2019	261,708	USD	1,767,585	DKK	3,591		—
Citibank N.A.	10/3/2019	1,358,831	USD	1,231,002	EUR	16,690		—
Citibank N.A.	10/3/2019	935,259	USD	766,934	GBP	—		(9,872)
Citibank N.A.	10/3/2019	560,892	USD	59,404,127	JPY	11,201		—
Citibank N.A.	10/3/2019	217,101	USD	1,975,510	NOK	—		(328)
Citibank N.A.	10/3/2019	16,645	USD	26,369	NZD	110		—
Citibank N.A.	10/3/2019	131,416	USD	1,286,139	SEK	598		—
Citibank N.A.	10/3/2019	23,986	USD	33,262	SGD	—		(66)
Citibank N.A.	10/4/2019	34,581	ILS	9,950	USD	—		(0)*
Citibank N.A.	10/4/2019	9,950	USD	35,072	ILS	—		(141)
Citibank N.A.	11/5/2019	181,837	USD	269,304	AUD	—		(13)
Citibank N.A.	11/5/2019	280,976	USD	279,373	CHF	18		—
Citibank N.A.	11/5/2019	259,264	USD	1,770,865	DKK	—		(22)
Citibank N.A.	11/5/2019	1,376,496	USD	1,259,461	EUR	—		(52)
Citibank N.A.	11/5/2019	945,783	USD	766,447	GBP	—		(1)
Citibank N.A.	11/5/2019	10,868	USD	37,713	ILS	—		(1)
Citibank N.A.	11/5/2019	206,911	USD	1,878,910	NOK	—		(4)
Citibank N.A.	11/5/2019	16,981	USD	27,062	NZD	—		(1)
Citibank N.A.	11/5/2019	137,663	USD	1,350,598	SEK	—		(7)
Citibank N.A.	11/5/2019	23,650	USD	32,695	SGD	—		(2)
Citibank N.A.	11/6/2019	588,279	USD	63,436,242	JPY	—		(22)
Goldman Sachs	10/3/2019	265,662	AUD	179,179	USD	4		—
Goldman Sachs	10/3/2019	275,391	CHF	276,200	USD	2		—
Goldman Sachs	10/3/2019	1,792,200	DKK	261,708	USD	3		—
Goldman Sachs	10/3/2019	1,246,339	EUR	1,358,831	USD	31		—
Goldman Sachs	10/3/2019	758,936	GBP	935,259	USD	16		—
Goldman Sachs	10/3/2019	60,615,822	JPY	560,892	USD	12		—
Goldman Sachs	10/3/2019	1,972,468	NOK	217,101	USD	—		(7)
Goldman Sachs	10/3/2019	26,545	NZD	16,645	USD	0	*	—
Goldman Sachs	10/3/2019	1,292,039	SEK	131,416	USD	2		—
Goldman Sachs	10/3/2019	33,171	SGD	23,986	USD	1		—
Goldman Sachs	10/3/2019	179,179	USD	265,693	AUD	—		(24)
Goldman Sachs	10/3/2019	276,200	USD	272,534	CHF	2,863		—
Goldman Sachs	10/3/2019	261,708	USD	1,767,622	DKK	3,586		—
Goldman Sachs	10/3/2019	1,358,831	USD	1,230,972	EUR	16,723		—
Goldman Sachs	10/3/2019	935,259	USD	766,927	GBP	—		(9,863)
Goldman Sachs	10/3/2019	560,892	USD	59,401,996	JPY	11,220		—
Goldman Sachs	10/3/2019	217,101	USD	1,975,537	NOK	—		(331)
Goldman Sachs	10/3/2019	16,645	USD	26,369	NZD	110		—
Goldman Sachs	10/3/2019	131,416	USD	1,286,122	SEK	600		—
Goldman Sachs	10/3/2019	23,986	USD	33,263	SGD	—		(67)
Goldman Sachs	10/4/2019	34,582	ILS	9,950	USD	—		(0)*
Goldman Sachs	10/4/2019	9,950	USD	35,064	ILS	—		(139)
Goldman Sachs	11/5/2019	181,837	USD	269,298	AUD	—		(9)
Goldman Sachs	11/5/2019	280,976	USD	279,379	CHF	11		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2019

Goldman Sachs	11/5/2019	259,264	USD	1,770,821	DKK	—		(15)
Goldman Sachs	11/5/2019	1,376,496	USD	1,259,463	EUR	—		(55)
Goldman Sachs	11/5/2019	945,783	USD	766,477	GBP	—		(37)
Goldman Sachs	11/5/2019	10,868	USD	37,712	ILS	—		(1)
Goldman Sachs	11/5/2019	206,911	USD	1,878,850	NOK	3		—
Goldman Sachs	11/5/2019	16,981	USD	27,061	NZD	—		(1)
Goldman Sachs	11/5/2019	137,663	USD	1,350,582	SEK	—		(6)
Goldman Sachs	11/5/2019	23,650	USD	32,696	SGD	—		(3)
Goldman Sachs	11/6/2019	588,279	USD	63,436,124	JPY	—		(21)
JP Morgan Chase Bank N.A.	10/3/2019	265,661	AUD	179,179	USD	3		—
JP Morgan Chase Bank N.A.	10/3/2019	275,393	CHF	276,200	USD	4		—
JP Morgan Chase Bank N.A.	10/3/2019	1,792,217	DKK	261,708	USD	6		—
JP Morgan Chase Bank N.A.	10/3/2019	1,246,336	EUR	1,358,831	USD	27		—
JP Morgan Chase Bank N.A.	10/3/2019	758,939	GBP	935,259	USD	19		—
JP Morgan Chase Bank N.A.	10/3/2019	60,615,654	JPY	560,892	USD	10		—
JP Morgan Chase Bank N.A.	10/3/2019	1,972,483	NOK	217,101	USD	—		(5)
JP Morgan Chase Bank N.A.	10/3/2019	26,545	NZD	16,645	USD	0	*	—
JP Morgan Chase Bank N.A.	10/3/2019	1,292,043	SEK	131,416	USD	3		—
JP Morgan Chase Bank N.A.	10/3/2019	33,170	SGD	23,986	USD	0	*	—
JP Morgan Chase Bank N.A.	10/4/2019	34,581	ILS	9,950	USD	—		(0)*
JP Morgan Chase Bank N.A.	11/5/2019	181,837	USD	269,298	AUD	—		(9)
JP Morgan Chase Bank N.A.	11/5/2019	280,976	USD	279,371	CHF	20		—
JP Morgan Chase Bank N.A.	11/5/2019	259,264	USD	1,770,828	DKK	—		(16)
JP Morgan Chase Bank N.A.	11/5/2019	1,376,496	USD	1,259,446	EUR	—		(36)
JP Morgan Chase Bank N.A.	11/5/2019	945,783	USD	766,481	GBP	—		(42)
JP Morgan Chase Bank N.A.	11/5/2019	10,868	USD	37,713	ILS	—		(1)
JP Morgan Chase Bank N.A.	11/5/2019	206,911	USD	1,878,893	NOK	—		(2)
JP Morgan Chase Bank N.A.	11/5/2019	16,981	USD	27,062	NZD	—		(1)
JP Morgan Chase Bank N.A.	11/5/2019	137,663	USD	1,350,585	SEK	—		(6)
JP Morgan Chase Bank N.A.	11/5/2019	23,650	USD	32,694	SGD	—		(1)
JP Morgan Chase Bank N.A.	11/6/2019	588,279	USD	63,436,183	JPY	—		(21)
Morgan Stanley & Co. International	10/3/2019	202,416	AUD	136,519	USD	6		—
Morgan Stanley & Co. International	10/3/2019	209,782	CHF	210,439	USD	—		(40)
Morgan Stanley & Co. International	10/3/2019	1,365,614	DKK	199,400	USD	18		—
Morgan Stanley & Co. International	10/3/2019	949,621	EUR	1,035,302	USD	54		—
Morgan Stanley & Co. International	10/3/2019	578,472	GBP	712,581	USD	299		—
Morgan Stanley & Co. International	10/3/2019	46,180,252	JPY	427,350	USD	—		(25)
Morgan Stanley & Co. International	10/3/2019	1,502,977	NOK	165,411	USD	10		—
Morgan Stanley & Co. International	10/3/2019	20,236	NZD	12,685	USD	4		—
Morgan Stanley & Co. International	10/3/2019	984,545	SEK	100,128	USD	14		—
Morgan Stanley & Co. International	10/3/2019	25,280	SGD	18,277	USD	4		—
Morgan Stanley & Co. International	10/4/2019	26,350	ILS	7,582	USD	—		(1)
Morgan Stanley & Co. International	11/5/2019	138,544	USD	205,187	AUD	—		(10)
Morgan Stanley & Co. International	11/5/2019	214,077	USD	212,813	CHF	56		—
Morgan Stanley & Co. International	11/5/2019	197,539	USD	1,349,405	DKK	—		(37)
Morgan Stanley & Co. International	11/5/2019	1,048,760	USD	959,641	EUR	—		(95)
Morgan Stanley & Co. International	11/5/2019	720,598	USD	584,228	GBP	—		(330)
Morgan Stanley & Co. International	11/5/2019	8,283	USD	28,741	ILS	—		(0)*
Morgan Stanley & Co. International	11/5/2019	157,648	USD	1,431,678	NOK	—		(16)
Morgan Stanley & Co. International	11/5/2019	12,940	USD	20,628	NZD	—		(5)
Morgan Stanley & Co. International	11/5/2019	104,888	USD	1,029,168	SEK	—		(18)
Morgan Stanley & Co. International	11/5/2019	18,021	USD	24,918	SGD	—		(5)
Morgan Stanley & Co. International	11/6/2019	448,215	USD	48,327,661	JPY	29		—
UBS AG	10/3/2019	136,519	USD	202,436	AUD	—		(19)
UBS AG	10/3/2019	210,439	USD	207,643	CHF	2,185		—
UBS AG	10/3/2019	199,400	USD	1,346,756	DKK	2,736		—
UBS AG	10/3/2019	1,035,302	USD	937,885	EUR	12,742		—
UBS AG	10/3/2019	712,581	USD	584,328	GBP	—		(7,515)
UBS AG	10/3/2019	427,350	USD	45,255,937	JPY	8,578		—
UBS AG	10/3/2019	165,411	USD	1,505,170	NOK	—		(251)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2019

UBS AG	10/3/2019	12,685	USD	20,095	NZD	84	—
UBS AG	10/3/2019	100,128	USD	979,883	SEK	460	—
UBS AG	10/3/2019	18,277	USD	25,350	SGD	—	(54)
UBS AG	10/4/2019	7,582	USD	26,726	ILS	—	(108)

						$167,959	$(50,830)

*	Amount represents less than $1.

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 10.0%
Accent Group Ltd.	33,316	$38,311
Adairs Ltd.	16,948	21,718
ALS Ltd.	13,668	73,931
Altium Ltd.	1,145	25,754
Ansell Ltd.	3,190	58,973
AP Eagers Ltd.(a)	6,008	57,621
ARB Corp., Ltd.(a)	1,895	24,348
AUB Group Ltd.	3,114	24,531
Ausdrill Ltd.	20,062	30,174
Australian Pharmaceutical Industries Ltd.(a)	15,226	13,863
Bank of Queensland Ltd.(a)	19,625	131,302
Bapcor Ltd.(a)	7,565	37,552
Blackmores Ltd.(a)	532	30,732
Breville Group Ltd.	2,602	28,254
Brickworks Ltd.	3,878	46,164
carsales.com Ltd.	7,213	74,383
Codan Ltd.	7,498	28,016
Collins Foods Ltd.(a)	4,114	27,775
Corporate Travel Management Ltd.(a)	1,955	24,894
Costa Group Holdings Ltd.(a)	10,185	25,760
Credit Corp. Group Ltd.	1,739	35,350
CSR Ltd.	28,364	81,686
Dicker Data Ltd.	8,263	44,305
Domain Holdings Australia Ltd.(a)	8,293	18,961
Domino’s Pizza Enterprises Ltd.(a)	2,210	69,235
Elders Ltd.(a)	4,414	18,815
ERM Power Ltd.	10,473	17,094
Estia Health Ltd.	18,177	31,384
Event Hospitality and Entertainment Ltd.(a)	5,650	51,406
FlexiGroup Ltd.(a)	16,960	29,169
G8 Education Ltd.(a)	17,202	30,049
Genworth Mortgage Insurance Australia Ltd.	23,521	53,937
GUD Holdings Ltd.	4,492	30,478
GWA Group Ltd.	13,427	30,699
Hansen Technologies Ltd.	6,452	16,449
Healius Ltd.	17,268	37,501
HT&E Ltd.(a)	18,651	23,272
Independence Group NL	6,328	27,485
Ingenia Communities Group	10,831	29,366
Inghams Group Ltd.(a)	17,308	36,771
Integrated Research Ltd.(a)	6,442	13,426
Invocare Ltd.(a)	2,709	25,342
IOOF Holdings Ltd.(a)	28,797	124,107
IPH Ltd.	6,879	40,410
IRESS Ltd.	5,474	42,753
JB Hi-Fi Ltd.(a)	4,868	111,630
Jupiter Mines Ltd.(a)	226,416	59,555
Link Administration Holdings Ltd.	17,366	66,761
Lovisa Holdings Ltd.(a)	2,921	25,237
McMillan Shakespeare Ltd.	4,115	45,349
Metcash Ltd.	34,730	70,037
Mineral Resources Ltd.(a)	5,520	49,813
Monadelphous Group Ltd.	2,588	27,491
MyState Ltd.	7,581	23,366
Navigator Global Investments Ltd.	10,343	23,299
New Hope Corp., Ltd.(a)	42,277	62,730
NIB Holdings Ltd.	11,666	57,437
Nick Scali Ltd.(a)	6,222	31,473
Nine Entertainment Co. Holdings Ltd.(a)	54,985	72,500
oOh!media Ltd.(a)	5,765	11,120
Orora Ltd.	39,140	76,290
OZ Minerals Ltd.	7,117	46,129
Peet Ltd.	29,901	23,192
Pendal Group Ltd.	17,497	87,208
Perpetual Ltd.(a)	2,681	67,699
Platinum Asset Management Ltd.(a)	30,761	87,966
Premier Investments Ltd.	5,704	74,479
Regis Healthcare Ltd.(a)	18,813	36,923
Regis Resources Ltd.	15,970	52,778
Reliance Worldwide Corp., Ltd.(a)	13,264	36,052
Sandfire Resources NL	6,463	28,595
SeaLink Travel Group Ltd.	10,081	25,225
Service Stream Ltd.	16,811	29,706
SG Fleet Group Ltd.	15,656	24,497
Sigma Healthcare Ltd.(a)	80,235	32,469
Sims Metal Management Ltd.(a)	9,128	64,026
SmartGroup Corp., Ltd.	5,753	47,376
Southern Cross Media Group Ltd.	50,895	42,393
Spark Infrastructure Group	84,600	123,246
St Barbara Ltd.	20,818	40,718
Steadfast Group Ltd.	16,436	39,353
Super Retail Group Ltd.	8,974	60,041
Tassal Group Ltd.	7,632	22,031
Technology One Ltd.	4,892	23,690

Total Australia		3,713,386

Austria - 1.3%
EVN AG	3,340	58,770
Oesterreichische Post AG	3,622	127,148
Palfinger AG	887	23,353
Porr AG(a)	1,607	33,112
S IMMO AG	2,016	46,375
UNIQA Insurance Group AG	15,509	140,082
Wienerberger AG	2,338	56,942

Total Austria		485,782

Belgium - 1.3%
Bekaert S.A.	1,658	47,575
bpost S.A.	20,729	217,445
D’ieteren S.A./N.V.	1,230	66,712
Econocom Group S.A./N.V.	9,349	23,422
Euronav N.V.	3,073	28,007
Ontex Group N.V.	2,247	40,444
Orange Belgium S.A.	1,769	36,527
Recticel S.A.	2,141	18,183

Total Belgium		478,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Investments	Shares	Value
China - 2.1%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	18,300	$27,592
China Agri-Industries Holdings Ltd.	98,000	31,878
China Overseas Grand Oceans Group Ltd.	129,400	58,763
China Power International Development Ltd.	500,000	103,962
China South City Holdings Ltd.	314,000	37,250
China Traditional Chinese Medicine Holdings Co., Ltd.	142,000	65,209
CITIC Telecom International Holdings Ltd.	215,678	78,409
CPMC Holdings Ltd.(a)	70,900	28,489
Dah Chong Hong Holdings Ltd.	144,979	45,864
Genertec Universal Medical Group Co., Ltd.(b)	70,300	47,169
Guotai Junan International Holdings Ltd.(a)	292,052	49,548
Hua Hong Semiconductor Ltd.(a)(b)	23,500	46,764
Poly Property Group Co., Ltd.	132,000	45,968
Shougang Fushan Resources Group Ltd.	339,903	70,240
Xiwang Special Steel Co., Ltd.	288,000	26,084

Total China		763,189

Denmark - 1.2%
Alm Brand A/S	6,992	54,978
DFDS A/S	870	31,581
FLSmidth & Co. A/S	1,522	66,271
Matas A/S	3,539	26,096
Ringkjoebing Landbobank A/S	662	41,565
Scandinavian Tobacco Group A/S Class A(b)	6,206	72,630
Schouw & Co. A/S	532	37,193
Spar Nord Bank A/S	6,446	58,073
Sydbank A/S	4,089	72,125

Total Denmark		460,512

Finland - 2.6%
Cargotec Oyj Class B	1,562	50,269
Citycon Oyj(a)	10,121	106,202
Cramo Oyj	2,432	26,036
Finnair Oyj	4,842	33,863
Fiskars Oyj Abp	2,343	31,725
Kemira Oyj	5,395	79,402
Konecranes Oyj	2,446	78,452
Lassila & Tikanoja Oyj	2,176	32,168
Lehto Group Oyj(a)	6,860	16,169
Metsa Board Oyj(a)	17,263	102,664
Oriola Oyj Class B	7,374	16,802
Outokumpu Oyj	20,224	53,291
Raisio Oyj Class V	6,947	24,690
Sanoma Oyj	6,429	71,771
Terveystalo Oyj*(b)	2,956	28,939
Tieto Oyj(a)	3,410	87,363
Tokmanni Group Corp.	3,840	42,701
Uponor Oyj	3,534	37,603
YIT Oyj(a)	9,376	53,971

Total Finland		974,081

France - 3.2%
Albioma S.A.	881	23,051
Beneteau S.A.	2,190	23,040
Chargeurs S.A.	1,270	22,264
Coface S.A.	11,530	130,979
Derichebourg S.A.	7,438	25,981
Elior Group S.A.(b)	4,489	59,657
Europcar Mobility Group(b)	4,566	25,337
Interparfums S.A.	740	31,705
IPSOS	1,663	47,410
Jacquet Metal Service S.A.	1,304	22,035
Kaufman & Broad S.A.	1,432	57,045
Maisons du Monde S.A.(b)	1,191	18,827
Manitou BF S.A.	888	17,426
Metropole Television S.A.	6,209	101,874
Nexity S.A.	2,928	139,431
Quadient SAS	1,577	32,666
Rallye S.A.(a)	2,659	21,799
Rothschild & Co.	1,832	52,528
Sopra Steria Group	434	54,081
SPIE S.A.	4,777	95,669
Tarkett S.A.	1,797	26,585
Television Francaise 1	7,727	67,855
Trigano S.A.	490	39,397
Vicat S.A.	1,146	49,725

Total France		1,186,367

Georgia - 0.1%
Bank of Georgia Group PLC	1,927	31,725

Germany - 4.5%
Aareal Bank AG	4,076	123,934
alstria office REIT-AG	5,633	96,661
AURELIUS Equity Opportunities SE & Co. KGaA	971	40,078
Aurubis AG	1,468	65,441
Bilfinger SE	1,450	42,365
CANCOM SE	524	28,278
CropEnergies AG	4,455	30,598
Dermapharm Holding SE	1,196	47,057
Deutsche Pfandbriefbank AG(b)	10,020	122,237
Deutz AG	1,773	10,283
DIC Asset AG	3,155	40,381
Duerr AG	1,806	46,880
Encavis AG	5,882	54,507
Freenet AG	9,587	197,433
Gerresheimer AG	552	39,598
Hamburger Hafen und Logistik AG	1,815	45,233
Indus Holding AG	796	32,542
Jenoptik AG	829	20,552
JOST Werke AG(b)	652	18,730
Kloeckner & Co. SE	6,266	38,016
Koenig & Bauer AG	544	21,267
Krones AG	598	36,150
MLP SE	6,010	31,122
NORMA Group SE	857	29,729
PATRIZIA AG	1,088	20,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Investments	Shares		Value
Pfeiffer Vacuum Technology AG	170		$23,093
RHOEN-KLINIKUM AG	967		21,664
Salzgitter AG	1,359		22,816
Siltronic AG	2,174		165,196
Software AG	1,581		43,452
Takkt AG	2,368		31,392
Wacker Neuson SE	1,676		29,235
Wuestenrot & Wuerttembergische AG	2,384		46,783

Total Germany			1,662,927

Hong Kong - 0.6%
Dah Sing Banking Group Ltd.	34,000		45,713
Dah Sing Financial Holdings Ltd.	12,400		45,871
Hongkong & Shanghai Hotels Ltd. (The)	25,500		24,819
Kowloon Development Co., Ltd.	27,000		32,168
Nissin Foods Co., Ltd.	24,000		19,899
Television Broadcasts Ltd.	34,200		55,754

Total Hong Kong			224,224

Ireland - 0.7%
C&C Group PLC	11,756		53,188
Grafton Group PLC	4,152		38,885
Greencore Group PLC	15,633		43,538
Hibernia REIT PLC	15,378		24,645
Irish Continental Group PLC	5,748		26,194
Origin Enterprises PLC	4,670		26,067
UDG Healthcare PLC	3,914		36,198

Total Ireland			248,715

Israel - 2.5%
Ashtrom Group Ltd.	3,588		36,594
Ashtrom Properties Ltd.	6,008		38,546
Delek Automotive Systems Ltd.	6,390		25,683
Delek Group Ltd.	677		79,060
First International Bank of Israel Ltd.	3,340		88,953
Fox Wizel Ltd.	940		33,589
Gazit-Globe Ltd.	7,941		80,031
Harel Insurance Investments & Financial Services Ltd.	7,040		61,188
Hilan Ltd.	849		34,661
Inrom Construction Industries Ltd.	8,415		33,531
Magic Software Enterprises Ltd.	2,543		23,142
Matrix IT Ltd.	2,342		39,903
Maytronics Ltd.	3,264		27,812
Mehadrin Ltd.*	0	‡	12
Menora Mivtachim Holdings Ltd.	1,356		20,501
Naphtha Israel Petroleum Corp., Ltd.	5,783		32,194
OPC Energy Ltd.	2,364		18,282
Paz Oil Co., Ltd.	493		72,054
Phoenix Holdings Ltd. (The)	13,835		87,767
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	529		29,952
Shapir Engineering and Industry Ltd.	4,900		24,487
Shufersal Ltd.	6,199		45,193

Total Israel			933,135

Italy - 4.1%
Anima Holding SpA(b)	19,138		72,941
Aquafil SpA(a)	1,946		14,978
Ascopiave SpA	9,425		39,816
ASTM SpA	1,630		52,138
Autogrill SpA	4,347		42,107
Azimut Holding SpA	9,082		170,499
Banca Farmafactoring SpA(b)	14,710		76,736
Banca IFIS SpA	4,240		70,770
Banca Popolare di Sondrio SCPA	10,482		19,198
Banca Sistema SpA(b)	15,906		24,450
BPER Banca	14,913		57,651
Brunello Cucinelli SpA	655		20,408
Cairo Communication SpA	10,439		26,744
Cerved Group SpA	6,162		53,743
CIR-Compagnie Industriali Riunite SpA	15,656		15,873
Credito Emiliano SpA	10,959		59,080
Datalogic SpA	1,589		22,815
doValue SpA(b)	2,822		31,319
El.En. SpA	918		23,959
Falck Renewables SpA	5,145		21,786
Fincantieri SpA(a)	14,442		15,335
Gamenet Group SpA(b)	2,822		33,473
Gima TT SpA(a)(b)	3,951		31,487
Gruppo MutuiOnline SpA	1,028		18,492
Immobiliare Grande Distribuzione SIIQ SpA	7,993		48,973
Maire Tecnimont SpA(a)	11,993		30,177
MARR SpA	2,051		44,944
Piaggio & C. SpA	11,959		35,384
RAI Way SpA(b)	7,357		42,750
Reply SpA	295		17,319
Rizzoli Corriere Della Sera Mediagroup SpA	31,798		32,898
Saras SpA	48,799		83,525
Societa Cattolica di Assicurazioni SC	6,944		59,087
Technogym SpA(b)	2,766		30,758
Tod’s SpA	610		29,993
Unieuro SpA(b)	1,898		24,251
Zignago Vetro SpA	3,361		37,374

Total Italy			1,533,231

Japan - 26.3%
77 Bank Ltd. (The)(a)	1,735		25,734
ADEKA Corp.(a)	2,100		26,037
Aeon Delight Co., Ltd.	800		25,094
Ai Holdings Corp.	1,500		25,607
Aica Kogyo Co., Ltd.(a)	1,000		29,424
Aichi Corp.	3,000		19,153
Alpen Co., Ltd.	1,800		28,347
Amano Corp.	1,500		45,663
Anest Iwata Corp.(a)	2,500		21,929
Anritsu Corp.(a)	1,300		25,489
AOKI Holdings, Inc.	3,300		31,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Investments	Shares	Value
Aomori Bank Ltd. (The)	848	$20,636
Aoyama Trading Co., Ltd.(a)	1,700	29,604
Arcs Co., Ltd.	1,300	27,173
Ariake Japan Co., Ltd.(a)	300	23,373
As One Corp.	335	27,742
Asahi Holdings, Inc.(a)	1,500	30,895
Asics Corp.(a)	2,300	39,264
Autobacs Seven Co., Ltd.(a)	1,800	29,446
Awa Bank Ltd. (The)	770	17,363
Axial Retailing, Inc.	600	21,818
Bank of Nagoya Ltd. (The)	749	22,004
Bank of Okinawa Ltd. (The)	642	20,108
Bell System24 Holdings, Inc.(a)	1,601	24,458
Benesse Holdings, Inc.(a)	1,500	38,945
Bic Camera, Inc.	2,600	27,353
C.I. Takiron Corp.	4,100	23,748
Central Glass Co., Ltd.	1,000	20,958
Chugoku Bank Ltd. (The)(a)	3,100	29,114
Citizen Watch Co., Ltd.(a)	7,700	37,618
Cosel Co., Ltd.(a)	2,500	23,710
Cosmo Energy Holdings Co., Ltd.(a)	1,919	39,508
Credit Saison Co., Ltd.	4,000	53,629
Dai Nippon Toryo Co., Ltd.	3,500	34,263
Daibiru Corp.	2,800	28,654
Daido Steel Co., Ltd.	900	35,267
Daihen Corp.	637	19,244
Daiichikosho Co., Ltd.	800	36,937
Daikyonishikawa Corp.	3,000	22,012
Daishi Hokuetsu Financial Group, Inc.	1,000	25,149
Daiwabo Holdings Co., Ltd.	600	24,872
Denka Co., Ltd.(a)	2,000	54,980
Denyo Co., Ltd.(a)	1,995	32,470
DIC Corp.	2,300	63,802
Dip Corp.(a)	1,341	32,559
DMG Mori Co., Ltd.(a)	2,600	36,832
Doshisha Co., Ltd.(a)	1,500	23,650
Eagle Industry Co., Ltd.	2,900	26,458
Ebara Corp.	1,400	37,269
Eidai Co., Ltd.	6,800	20,638
en-japan, Inc.(a)	600	22,956
EPS Holdings, Inc.	1,700	20,150
Exedy Corp.(a)	1,630	31,808
FCC Co., Ltd.(a)	900	17,321
Financial Products Group Co., Ltd.(a)	3,900	38,973
FP Corp.	459	28,625
Fuji Corp., Ltd.(a)	5,000	32,015
Fuji Oil Holdings, Inc.(a)	900	26,065
Fujikura Ltd.(a)	7,200	27,581
Fujitec Co., Ltd.	2,100	27,048
Fujitsu General Ltd.(a)	1,449	24,120
Furukawa Co., Ltd.(a)	1,800	24,200
Furukawa Electric Co., Ltd.	1,100	26,453
Fuso Chemical Co., Ltd.(a)	1,100	24,417
Fuyo General Lease Co., Ltd.(a)	700	41,971
Glory Ltd.(a)	1,000	28,036
GMO Financial Holdings, Inc.	4,700	25,963
GMO Internet, Inc.	1,400	24,043
Goldcrest Co., Ltd.(a)	1,100	21,578
GS Yuasa Corp.(a)	1,651	28,521
Gunma Bank Ltd. (The)	9,587	31,047
H2O Retailing Corp.(a)	2,600	28,412
Hachijuni Bank Ltd. (The)(a)	9,400	38,270
Hakudo Co., Ltd.(a)	2,300	29,688
Hakuto Co., Ltd.(a)	3,600	39,040
Hanwa Co., Ltd.	1,439	39,332
Hazama Ando Corp.	4,500	33,477
Heiwa Corp.(a)	2,049	42,184
Heiwa Real Estate Co., Ltd.	1,100	24,631
Hokkoku Bank Ltd. (The)	900	23,325
Hokuetsu Corp.	4,400	21,985
Hokuhoku Financial Group, Inc.(a)	3,006	29,066
Horiba Ltd.	800	46,190
Hyakugo Bank Ltd. (The)	8,300	26,495
Hyakujushi Bank Ltd. (The)(a)	1,467	30,134
Ibiden Co., Ltd.(a)	1,810	36,426
Ichibanya Co., Ltd.	600	28,203
Ichigo, Inc.	8,500	34,212
Ichiyoshi Securities Co., Ltd.(a)	5,700	35,811
Imasen Electric Industrial	3,900	31,684
Inaba Denki Sangyo Co., Ltd.	600	26,204
Inabata & Co., Ltd.(a)	2,000	24,576
Inageya Co., Ltd.(a)	1,800	26,115
Information Services International-Dentsu Ltd.	700	21,860
Itochu Enex Co., Ltd.	4,600	34,944
Itoham Yonekyu Holdings, Inc.	4,700	29,485
Iyo Bank Ltd. (The)(a)	5,300	27,708
JAC Recruitment Co., Ltd.	900	17,221
Japan Aviation Electronics Industry Ltd.	1,700	24,082
Japan Lifeline Co., Ltd.	1,400	22,436
Japan Steel Works Ltd. (The)(a)	1,700	32,655
Japan Wool Textile Co., Ltd. (The)	3,184	29,107
Joshin Denki Co., Ltd.	746	14,765
Juroku Bank Ltd. (The)(a)	1,100	24,092
K’s Holdings Corp.	3,890	42,328
Kagome Co., Ltd.	900	22,726
Kaken Pharmaceutical Co., Ltd.	900	41,721
Kandenko Co., Ltd.(a)	3,478	31,087
Kaneka Corp.(a)	1,100	34,249
Kanematsu Corp.	2,700	30,329
Kanematsu Electronics Ltd.(a)	900	25,649
Kansai Mirai Financial Group, Inc.(a)	7,100	44,607
Kasai Kogyo Co., Ltd.(a)	5,105	36,466
Kato Sangyo Co., Ltd.(a)	748	23,186
Keiyo Bank Ltd. (The)(a)	4,401	26,021
Keiyo Co., Ltd.(a)	7,000	31,867
King Jim Co., Ltd.	5,900	45,857
Kintetsu World Express, Inc.	1,700	23,878
Kitz Corp.(a)	2,900	19,293
Kiyo Bank Ltd. (The)	1,600	24,857
Kobe Steel Ltd.(a)	7,400	39,439
Koei Tecmo Holdings Co., Ltd.(a)	2,560	55,594
Kohnan Shoji Co., Ltd.	1,000	22,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Investments	Shares	Value
Kokuyo Co., Ltd.	2,000	$27,907
KOMEDA Holdings Co., Ltd.	2,000	37,252
Kondotec, Inc.	4,400	37,333
Konishi Co., Ltd.	1,600	21,807
Kumagai Gumi Co., Ltd.	900	25,607
Kurabo Industries Ltd.(a)	1,563	32,598
Kureha Corp.	400	23,798
KYORIN Holdings, Inc.(a)	2,273	37,626
Kyowa Exeo Corp.(a)	1,800	43,636
Kyudenko Corp.(a)	1,400	46,634
Kyushu Financial Group, Inc.(a)	7,300	29,720
Life Corp.(a)	866	17,260
Lintec Corp.(a)	1,800	35,592
Mabuchi Motor Co., Ltd.	1,700	63,313
Macnica Fuji Electronics Holdings, Inc.	2,100	26,970
Maeda Corp.	2,900	25,277
Maeda Road Construction Co., Ltd.(a)	1,842	40,053
Makino Milling Machine Co., Ltd.	600	26,093
Mandom Corp.(a)	942	23,333
Marusan Securities Co., Ltd.(a)	6,700	30,873
Matsui Securities Co., Ltd.(a)	11,000	92,417
Maxell Holdings Ltd.(a)	1,600	22,843
Megmilk Snow Brand Co., Ltd.	800	19,253
Meitec Corp.	800	39,158
Miraca Holdings, Inc.(a)	1,700	38,727
Mirait Holdings Corp.(a)	1,700	25,624
Mitsubishi Logistics Corp.	900	22,876
Mitsubishi Shokuhin Co., Ltd.(a)	900	22,526
Mitsuboshi Belting Ltd.	1,100	18,036
Mitsui Mining & Smelting Co., Ltd.	800	18,898
Mitsui OSK Lines Ltd.(a)	1,500	37,890
Mitsui Sugar Co., Ltd.	1,000	20,643
Mixi, Inc.(a)	2,400	50,476
Mochida Pharmaceutical Co., Ltd.	700	26,750
Modec, Inc.(a)	800	19,461
Morinaga & Co., Ltd.	500	24,289
Morinaga Milk Industry Co., Ltd.	600	22,873
Morita Holdings Corp.	1,100	17,232
Morito Co., Ltd.	4,500	32,811
Morningstar Japan K.K.	7,597	25,728
MOS Food Services, Inc.(a)	1,100	25,181
Musashi Seimitsu Industry Co., Ltd.(a)	1,800	22,834
Musashino Bank Ltd. (The)(a)	1,400	24,289
Nagaileben Co., Ltd.	1,100	23,288
Nagase & Co., Ltd.(a)	2,300	32,050
Nakanishi, Inc.	1,117	17,601
NEC Capital Solutions Ltd.	2,300	46,202
NEC Networks & System Integration Corp.(a)	1,100	29,832
NET One Systems Co., Ltd.(a)	1,000	26,953
NHK Spring Co., Ltd.(a)	4,700	35,834
Nichias Corp.(a)	1,874	33,154
Nichiden Corp.	1,800	33,593
NichiiGakkan Co., Ltd.(a)	1,500	24,566
Nifco, Inc.	1,000	23,882
Nihon Kohden Corp.(a)	900	26,440
Nihon Parkerizing Co., Ltd.	2,140	23,187
Nippo Corp.	1,300	24,045
Nippon Coke & Engineering Co., Ltd.	49,800	37,785
Nippon Electric Glass Co., Ltd.	2,200	48,936
Nippon Flour Mills Co., Ltd.(a)	1,581	24,708
Nippon Gas Co., Ltd.	800	22,540
Nippon Kayaku Co., Ltd.	2,600	31,034
Nippon Paper Industries Co., Ltd.(a)	1,500	24,414
Nippon Parking Development Co., Ltd.	17,491	27,513
Nippon Sheet Glass Co., Ltd.	4,100	24,507
Nippon Shokubai Co., Ltd.	600	34,087
Nippon Signal Co., Ltd.	2,400	26,781
Nippon Steel Trading Corp.	800	31,275
Nipro Corp.(a)	2,900	32,549
Nishi-Nippon Financial Holdings, Inc.(a)	4,500	31,520
Nishimatsu Construction Co., Ltd.	1,650	30,687
Nisshin Oillio Group Ltd. (The)	742	23,274
Nisshinbo Holdings, Inc.	4,250	33,111
Nissin Electric Co., Ltd.(a)	2,300	27,900
Nissin Kogyo Co., Ltd.	2,200	30,799
Nitta Corp.(a)	756	20,125
Noevir Holdings Co., Ltd.	673	35,121
NOK Corp.(a)	3,300	48,916
Nomura Co., Ltd.	1,758	22,122
Noritz Corp.	2,000	23,188
North Pacific Bank Ltd.(a)	12,800	27,122
NS United Kaiun Kaisha Ltd.(a)	1,100	22,840
NSD Co., Ltd.(a)	1,000	28,730
NTN Corp.(a)	15,524	44,529
NuFlare Technology, Inc.	300	21,291
Obara Group, Inc.	127	4,289
Ogaki Kyoritsu Bank Ltd. (The)	1,000	22,124
Ohsho Food Service Corp.(a)	372	24,060
Oiles Corp.(a)	1,600	23,302
Okamoto Industries, Inc.	400	14,693
Okamura Corp.	2,600	25,332
Oki Electric Industry Co., Ltd.	2,300	31,305
Okumura Corp.(a)	1,090	29,097
Open House Co., Ltd.	1,600	38,107
OSG Corp.(a)	1,800	37,207
Outsourcing, Inc.	1,800	17,121
PAL GROUP Holdings Co., Ltd.	545	16,843
Paramount Bed Holdings Co., Ltd.	600	21,790
Parco Co., Ltd.(a)	2,100	24,697
Penta-Ocean Construction Co., Ltd.(a)	6,100	33,752
Prima Meat Packers Ltd.(a)	1,357	26,983
Raito Kogyo Co., Ltd.	1,400	18,369
Relia, Inc.	2,200	27,399
Rengo Co., Ltd.	2,850	20,516
Resorttrust, Inc.	2,000	32,348
Restar Holdings Corp.(a)	1,754	28,418
Riso Kagaku Corp.	1,500	22,859
Ryosan Co., Ltd.	1,500	38,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Investments	Shares	Value
Sac’s Bar Holdings, Inc.	2,600	$21,411
San ju San Financial Group, Inc.(a)	1,900	28,217
San-In Godo Bank Ltd. (The)	4,300	26,100
Sanwa Holdings Corp.	3,900	43,592
Sanyo Chemical Industries Ltd.	400	17,210
Sapporo Holdings Ltd.	1,100	27,420
Sawai Pharmaceutical Co., Ltd.	700	36,142
SCREEN Holdings Co., Ltd.	800	47,152
Seika Corp.(a)	2,900	35,554
Seiko Holdings Corp.(a)	1,100	24,285
Seino Holdings Co., Ltd.	2,900	36,279
Seiren Co., Ltd.	1,500	17,238
Senko Group Holdings Co., Ltd.(a)	3,280	25,524
Senshu Ikeda Holdings, Inc.	13,300	23,013
Seria Co., Ltd.(a)	1,000	24,270
Shikoku Bank Ltd. (The)(a)	3,000	27,203
Shikoku Chemicals Corp.(a)	1,712	17,916
Shikoku Electric Power Co., Inc.	4,200	39,600
Shimachu Co., Ltd.	1,053	25,712
Shinko Electric Industries Co., Ltd.(a)	3,400	28,943
Shinmaywa Industries Ltd.(a)	2,400	28,025
Ship Healthcare Holdings, Inc.	700	29,762
SHO-BOND Holdings Co., Ltd.	600	21,041
Showa Corp.(a)	1,800	25,932
SKY Perfect JSAT Holdings, Inc.	9,700	39,222
Sotetsu Holdings, Inc.	1,100	28,733
Space Co., Ltd.	2,700	31,478
Sparx Group Co., Ltd.(a)	10,500	24,192
SRA Holdings	1,400	30,986
Starts Corp., Inc.	1,000	24,409
Sumitomo Bakelite Co., Ltd.	800	31,238
Sumitomo Densetsu Co., Ltd.	1,000	20,365
Sumitomo Forestry Co., Ltd.(a)	3,300	43,847
Sumitomo Mitsui Construction Co., Ltd.	4,613	24,201
Sumitomo Osaka Cement Co., Ltd.	600	25,677
Sumitomo Seika Chemicals Co., Ltd.	525	15,496
T-Gaia Corp.(a)	2,000	40,324
T. RAD Co., Ltd.	1,900	30,959
Tachibana Eletech Co., Ltd.	2,200	33,384
Tadano Ltd.(a)	2,300	21,899
Taikisha Ltd.(a)	600	18,071
Taiyo Holdings Co., Ltd.	700	23,544
Takara Holdings, Inc.	2,200	21,761
Takara Standard Co., Ltd.(a)	1,500	24,719
Takasago Thermal Engineering Co., Ltd.(a)	1,700	28,093
Takeuchi Manufacturing Co., Ltd.	1,653	25,650
Tamron Co., Ltd.	1,000	21,448
Tanseisha Co., Ltd.	1,900	21,255
TechnoPro Holdings, Inc.	573	33,932
Tekken Corp.	1,100	28,092
THK Co., Ltd.	2,700	70,776
Toagosei Co., Ltd.(a)	2,600	29,254
Tochigi Bank Ltd. (The)	15,100	27,245
Toda Corp.	6,504	37,372
Toho Bank Ltd. (The)(a)	9,614	22,595
Tokai Carbon Co., Ltd.(a)	2,900	29,168
TOKAI Holdings Corp.	3,100	28,999
Tokai Rika Co., Ltd.(a)	2,200	37,170
Tokai Tokyo Financial Holdings, Inc.(a)	9,418	25,969
Tokuyama Corp.	1,000	22,919
Tokyo Electron Device Ltd.	2,200	41,262
Tokyo Ohka Kogyo Co., Ltd.(a)	900	33,393
Tokyo Seimitsu Co., Ltd.(a)	1,500	44,067
Tokyo Tatemono Co., Ltd.	3,900	54,779
Tokyu Construction Co., Ltd.(a)	3,600	27,514
Topcon Corp.(a)	1,800	23,867
Toppan Forms Co., Ltd.(a)	2,900	27,424
Topy Industries Ltd.	900	16,006
Toshiba Plant Systems & Services Corp.	1,400	23,343
Toshiba TEC Corp.	900	26,565
Totetsu Kogyo Co., Ltd.(a)	745	22,024
Toyo Ink SC Holdings Co., Ltd.	1,528	34,639
Toyo Tire Corp.(a)	2,300	29,071
Toyoda Gosei Co., Ltd.	2,200	44,031
Toyota Boshoku Corp.	4,100	57,322
TS Tech Co., Ltd.(a)	1,400	42,489
Tsubaki Nakashima Co., Ltd.(a)	1,693	25,330
Tsubakimoto Chain Co.	956	30,562
Tsumura & Co.	1,313	35,111
UACJ Corp.(a)	1,400	23,498
Ube Industries Ltd.	2,300	46,372
Ulvac, Inc.	1,000	40,157
Unipres Corp.	1,300	20,365
United Arrows Ltd.	700	20,467
Universal Entertainment Corp.(a)	700	22,605
Unizo Holdings Co., Ltd.	1,400	62,373
Valor Holdings Co., Ltd.(a)	1,000	16,840
Vital KSK Holdings, Inc.(a)	3,000	29,063
VT Holdings Co., Ltd.	6,700	27,525
Wacoal Holdings Corp.(a)	1,434	36,847
Wowow, Inc.	1,100	26,656
Xebio Holdings Co., Ltd.	1,800	19,603
Yahagi Construction Co., Ltd.(a)	4,800	30,734
Yamagata Bank Ltd. (The)(a)	1,568	21,168
Yamazen Corp.(a)	3,000	26,093
Yaoko Co., Ltd.	500	22,346
Yellow Hat Ltd.	1,900	27,988
Yuasa Trading Co., Ltd.	1,000	28,499
Yumeshin Holdings Co., Ltd.(a)	3,600	29,213
Zeon Corp.(a)	2,900	35,339
Zojirushi Corp.(a)	1,800	23,767

Total Japan		9,794,186

Morocco - 0.0%
Vivo Energy PLC(b)	11,845	18,246

Netherlands - 1.9%
AMG Advanced Metallurgical Group N.V.(a)	762	18,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Investments	Shares	Value
Arcadis N.V.(a)	2,139	$39,970
BE Semiconductor Industries N.V.	5,487	171,861
Corbion N.V.	1,193	34,648
ForFarmers N.V.	4,301	27,149
Intertrust N.V.(b)	2,985	58,381
Koninklijke BAM Groep N.V.(a)	11,031	27,564
Koninklijke Volkerwessels N.V.	3,818	67,597
PostNL N.V.(a)	51,962	115,451
Sligro Food Group N.V.(a)	1,367	38,673
TKH Group N.V. CVA	933	46,545
Van Lanschot Kempen N.V.	2,399	52,700

Total Netherlands		698,898

New Zealand - 2.9%
Air New Zealand Ltd.	85,274	149,719
Chorus Ltd.	18,006	57,018
EBOS Group Ltd.	4,160	65,213
Freightways Ltd.	4,872	24,807
Genesis Energy Ltd.	53,933	115,660
Heartland Group Holdings Ltd.	28,267	28,714
Infratil Ltd.	22,238	68,606
Kathmandu Holdings Ltd.	17,158	32,815
Kiwi Property Group Ltd.	54,517	57,089
Mainfreight Ltd.	1,250	31,274
Metlifecare Ltd.	7,209	20,161
New Zealand Refining Co., Ltd. (The)	14,014	18,366
NZX Ltd.	47,709	38,592
Oceania Healthcare Ltd.	30,342	19,406
Port of Tauranga Ltd.	8,956	36,278
Scales Corp., Ltd.	3,801	11,798
Skellerup Holdings Ltd.	15,969	22,931
SKYCITY Entertainment Group Ltd.	37,703	94,803
Summerset Group Holdings Ltd.	5,258	21,826
Tourism Holdings Ltd.	10,090	26,763
Trustpower Ltd.	8,752	45,385
Z Energy Ltd.	27,244	95,667

Total New Zealand		1,082,891

Norway - 3.3%
ABG Sundal Collier Holding ASA*	91,912	34,343
AF Gruppen ASA	2,207	43,965
American Shipping Co. ASA*	8,052	29,333
Atea ASA*	4,874	62,763
Austevoll Seafood ASA	6,795	64,503
B2Holding ASA(a)	24,789	17,011
Borregaard ASA	2,563	27,362
DNO ASA	29,771	42,989
Elkem ASA(b)	58,630	142,865
Entra ASA(b)	5,003	78,520
Europris ASA(b)	12,525	34,683
Evry A/S(b)	13,264	48,978
Fjordkraft Holding ASA(b)	6,651	38,504
Grieg Seafood ASA	3,194	39,090
Kongsberg Gruppen ASA	2,944	42,284
Kvaerner ASA	23,579	30,233
Norway Royal Salmon ASA	1,018	21,938
Ocean Yield ASA(a)	14,671	82,672
Sbanken ASA(b)	2,576	18,627
Selvaag Bolig ASA	6,958	39,439
SpareBank 1 SMN	5,937	64,363
TGS Nopec Geophysical Co. ASA	3,467	88,106
Veidekke ASA	6,416	72,097
Wallenius Wilhelmsen ASA	7,735	17,980
XXL ASA*(a)(b)	11,653	29,062

Total Norway		1,211,710

Portugal - 1.3%
Altri, SGPS, S.A.	8,194	54,447
Corticeira Amorim, SGPS, S.A.	2,736	29,738
CTT-Correios de Portugal S.A.	9,279	21,486
Mota-Engil, SGPS, S.A.(a)	9,958	19,661
Navigator Co. S.A. (The)	47,294	169,220
REN - Redes Energeticas Nacionais, SGPS, S.A.	36,517	101,916
Semapa-Sociedade de Investimento e Gestao	2,692	34,337
Sonae, SGPS, S.A.	72,329	67,420

Total Portugal		498,225

Singapore - 2.9%
Accordia Golf Trust	101,200	39,151
Asian Pay Television Trust	201,301	24,309
Best World International Ltd.†(a)	17,900	17,448
Bukit Sembawang Estates Ltd.	8,200	28,758
China Aviation Oil Singapore Corp., Ltd.	31,634	26,535
Chip Eng Seng Corp., Ltd.	52,905	23,910
First Resources Ltd.	32,227	37,286
GuocoLand Ltd.	18,200	26,453
Hi-P International Ltd.	26,000	21,245
Hutchison Port Holdings Trust	526,100	82,072
Japfa Ltd.	45,700	14,871
Keppel Infrastructure Trust	204,591	78,410
NetLink NBN Trust	192,300	123,760
Oxley Holdings Ltd.	135,432	30,849
Raffles Medical Group Ltd.	36,000	25,772
Riverstone Holdings Ltd.	35,900	24,792
SBS Transit Ltd.	10,118	29,998
Sheng Siong Group Ltd.	52,000	41,738
SIA Engineering Co., Ltd.	22,300	41,604
Singapore Post Ltd.	60,600	42,725
StarHub Ltd.	132,100	124,181
Tuan Sing Holdings Ltd.	91,600	22,521
UMS Holdings Ltd.	49,700	21,743
United Engineers Ltd.	14,500	26,528
Wing Tai Holdings Ltd.	13,300	19,716
Yanlord Land Group Ltd.	84,809	71,753

Total Singapore		1,068,128

Spain - 2.3%
Acerinox S.A.	7,503	64,195
Applus Services S.A.	1,768	22,937
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	19,294	74,335
Bolsas y Mercados Espanoles SHMSF S.A.	4,918	124,282
Construcciones y Auxiliar de Ferrocarriles S.A.	574	26,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Investments	Shares	Value
Ence Energia y Celulosa S.A.(a)	15,552	$59,172
Euskaltel S.A.(b)	5,444	48,371
Faes Farma S.A.	9,650	49,288
Liberbank S.A.	54,252	16,608
Mediaset Espana Comunicacion S.A.	12,945	83,462
Melia Hotels International S.A.	3,981	30,901
Metrovacesa S.A.(b)	3,588	34,579
Prosegur Cia de Seguridad S.A.	14,268	55,625
Sacyr S.A.	22,385	57,350
Unicaja Banco S.A.(b)	65,161	51,858
Viscofan S.A.	1,125	52,738

Total Spain		851,765

Sweden - 5.0%
AddTech AB Class B	1,043	27,157
AF Poyry AB Class B	2,351	47,345
Ahlstrom-Munksjo Oyj(a)	3,346	51,215
Atrium Ljungberg AB Class B	3,404	75,301
Avanza Bank Holding AB	4,489	36,616
Beijer Ref AB	1,639	37,307
Betsson AB*	6,870	33,294
Bilia AB Class A	5,237	41,626
BillerudKorsnas AB	3,152	34,142
Bonava AB Class B	3,672	41,642
Bravida Holding AB(b)	4,475	39,301
Clas Ohlson AB Class B	3,986	38,291
Cloetta AB Class B	8,663	24,900
Coor Service Management Holding AB(b)	4,203	36,421
Dios Fastigheter AB	5,689	49,703
Dometic Group AB(b)	5,871	46,110
Duni AB	1,417	16,170
Dustin Group AB(b)	3,002	24,044
Fagerhult AB	4,955	26,861
Granges AB	2,660	27,189
Hemfosa Fastigheter AB	7,533	76,386
Hexpol AB	8,738	67,143
HIQ International AB*	5,129	25,405
JM AB(a)	3,459	88,514
KNOW IT AB	1,263	23,610
Kungsleden AB	6,554	59,593
Loomis AB Class B	1,878	66,088
Mycronic AB	2,274	28,193
NCC AB Class B	3,100	51,708
NetEnt AB*	13,164	40,635
Nobia AB	10,584	61,466
Nobina AB(b)	5,805	36,340
Nolato AB Class B	644	34,420
Nordic Waterproofing Holding A/S(b)	3,084	26,944
NP3 Fastigheter AB	3,508	35,286
Peab AB	11,166	99,314
Platzer Fastigheter Holding AB Class B	2,847	27,856
Resurs Holding AB(b)	10,776	63,951
Scandi Standard AB	3,266	22,887
Scandic Hotels Group AB(b)	4,695	37,676
SkiStar AB	2,534	32,422
Thule Group AB(b)	2,646	50,163
Wihlborgs Fastigheter AB	4,142	67,403

Total Sweden		1,878,038

Switzerland - 1.8%
Allreal Holding AG Registered Shares*	427	82,133
Bobst Group S.A. Registered Shares(a)	388	19,942
Cembra Money Bank AG	1,050	109,512
Comet Holding AG Registered Shares	268	23,114
Daetwyler Holding AG Bearer Shares	216	35,178
EFG International AG*	11,805	73,282
Galenica AG*(b)	1,542	88,609
Huber + Suhner AG Registered Shares	404	26,011
Implenia AG Registered Shares(a)	639	24,018
Landis+Gyr Group AG*	762	68,356
Mobilezone Holding AG Registered Shares*	3,066	30,225
u-blox Holding AG*	293	21,156
Valiant Holding AG Registered Shares	495	49,244

Total Switzerland		650,780

United Kingdom - 17.3%
A.G. Barr PLC	2,466	17,595
Aggreko PLC	7,278	74,512
Arrow Global Group PLC	9,833	26,294
Ascential PLC(b)	6,627	30,951
Bakkavor Group PLC(b)	24,692	34,262
Balfour Beatty PLC	11,892	32,533
BCA Marketplace PLC	30,662	89,096
Biffa PLC(b)	8,402	24,487
Big Yellow Group PLC	4,414	56,515
Bodycote PLC	7,481	66,053
Bovis Homes Group PLC	10,849	148,933
Brewin Dolphin Holdings PLC	12,255	47,843
Card Factory PLC	23,969	49,563
CareTech Holdings PLC	5,356	23,893
Central Asia Metals PLC	13,099	33,575
Charter Court Financial Services Group PLC(b)	9,241	34,448
Chemring Group PLC	8,356	20,265
Chesnara PLC	10,137	35,164
Clarkson PLC	879	26,538
Close Brothers Group PLC	5,437	94,403
CMC Markets PLC(b)	28,551	37,294
Coats Group PLC	22,583	20,691
Computacenter PLC	2,492	39,707
Concentric AB	1,562	19,064
ContourGlobal PLC(b)	8,145	18,569
Costain Group PLC	8,606	16,565
Countryside Properties PLC(b)	15,894	65,810
Cranswick PLC	806	29,280
Crest Nicholson Holdings PLC	19,065	89,041
Daily Mail & General Trust PLC Class A Non-Voting Shares	7,738	81,243
Devro PLC	9,321	21,801
DFS Furniture PLC	9,567	26,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Investments	Shares	Value
Dignity PLC	2,574	$16,177
Diploma PLC	1,735	35,556
Diversified Gas & Oil PLC	37,726	51,139
Dixons Carphone PLC	77,517	113,626
Domino’s Pizza Group PLC	16,532	51,929
Drax Group PLC	15,953	54,298
Dunelm Group PLC	5,117	52,842
Elementis PLC	21,899	39,912
Empiric Student Property PLC	26,716	30,716
Equiniti Group PLC(b)	9,473	25,285
Essentra PLC	10,292	53,978
Euromoney Institutional Investor PLC	2,819	51,413
FDM Group Holdings PLC(a)	3,433	31,263
Ferrexpo PLC	15,656	31,090
First Derivatives PLC	292	8,042
Forterra PLC(b)	8,947	31,367
Galliford Try PLC	10,321	85,151
Games Workshop Group PLC	759	44,147
Genus PLC	814	28,006
Go-Ahead Group PLC (The)	2,144	53,211
Greene King PLC	14,087	147,034
Halfords Group PLC	14,187	29,755
Hammerson PLC	54,516	190,523
Hastings Group Holdings PLC(b)	40,843	103,681
Hays PLC	68,804	127,859
Headlam Group PLC	5,642	31,530
Helical PLC	5,125	24,567
Hill & Smith Holdings PLC	1,810	27,881
Hilton Food Group PLC	2,774	33,979
Ibstock PLC(b)	21,242	61,829
IntegraFin Holdings PLC	6,958	33,954
International Personal Finance PLC	17,395	23,751
J D Wetherspoon PLC	1,364	26,053
James Fisher & Sons PLC	916	23,197
John Laing Group PLC(b)	9,470	42,828
Johnson Service Group PLC	12,559	26,929
Jupiter Fund Management PLC	26,515	116,125
Keller Group PLC	4,087	28,556
Liontrust Asset Management PLC	2,936	28,004
Lookers PLC	30,962	21,519
M&C Saatchi PLC	5,149	11,040
Marshalls PLC	4,345	35,446
Marston’s PLC	41,098	62,547
McCarthy & Stone PLC(b)	18,917	33,825
MJ Gleeson PLC	3,016	30,030
Moneysupermarket.com Group PLC	12,794	59,659
Morgan Advanced Materials PLC	10,652	34,181
Morgan Sindall Group PLC	1,968	29,538
N Brown Group PLC	19,964	27,554
National Express Group PLC	14,872	79,355
Northgate PLC	7,881	32,049
Numis Corp. PLC	8,062	22,651
OneSavings Bank PLC	7,643	34,792
Pagegroup PLC	13,604	73,628
Paragon Banking Group PLC	9,873	58,691
PayPoint PLC	5,117	57,508
Pendragon PLC	79,580	8,973
Pets at Home Group PLC	19,249	49,386
Photo-Me International PLC	33,828	40,144
Polar Capital Holdings PLC	5,045	33,820
Polypipe Group PLC	4,844	24,211
Premier Asset Management Group PLC(a)	9,228	21,322
Provident Financial PLC	5,001	25,095
PZ Cussons PLC	14,541	36,286
QinetiQ Group PLC	9,581	34,098
Rank Group PLC	14,918	34,855
Redde PLC	31,401	44,345
Redrow PLC	15,536	118,316
Renewi PLC	75,913	28,251
Restaurant Group PLC (The)	15,573	27,289
Royal Mail PLC	99,897	260,609
RPS Group PLC	14,569	26,463
RWS Holdings PLC	2,936	21,238
Sabre Insurance Group PLC(b)	12,177	44,267
Safestore Holdings PLC	4,500	37,071
Saga PLC	112,986	70,312
Savills PLC	4,326	46,912
Senior PLC	12,020	27,788
SIG PLC	15,521	24,042
Soco International PLC	38,487	30,354
Softcat PLC	5,459	67,406
Sophos Group PLC(b)	4,804	23,709
Spire Healthcare Group PLC(b)	13,831	19,021
Spirent Communications PLC	14,585	35,695
St. Modwen Properties PLC	5,295	28,319
Stagecoach Group PLC	29,745	49,007
SThree PLC	8,593	32,085
Stock Spirits Group PLC	8,167	23,450
Superdry PLC	4,984	25,304
Synthomer PLC	10,507	42,003
TalkTalk Telecom Group PLC	25,425	32,898
TBC Bank Group PLC	1,653	25,177
Ted Baker PLC	2,891	34,521
Telecom Plus PLC	2,630	39,864
Telford Homes PLC	6,850	29,502
TI Fluid Systems PLC(b)	19,539	46,470
TP ICAP PLC	26,771	112,166
Trifast PLC	5,262	12,547
TT Electronics PLC	6,855	21,119
Tyman PLC(a)	11,198	33,256
Ultra Electronics Holdings PLC	2,012	50,133
Vesuvius PLC	7,724	43,346
Victrex PLC	1,998	53,133
Vitec Group PLC (The)	1,549	23,765
Volution Group PLC	9,165	18,974
WH Smith PLC	2,387	58,448
William Hill PLC	63,822	147,583
Wincanton PLC	7,561	20,871
XPS Pensions Group PLC	17,393	24,863

Total United Kingdom		6,443,321

TOTAL COMMON STOCKS (Cost: $37,844,247)		36,891,777

RIGHTS - 0.0%

Singapore - 0.0%
Chip Eng Seng Corp., Ltd., expiring 10/10/19* (Cost: $0)	13,226	9

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.2%

United States - 12.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c) (Cost: $4,535,196)(d)	4,535,196	$4,535,196

TOTAL INVESTMENTS IN SECURITIES - 111.4% (Cost: $42,379,443)		41,426,982
Other Assets less Liabilities - (11.4)%		(4,234,851)

NET ASSETS - 100.0%		$37,192,131

*	Non-income producing security.
‡	Share amount represents a fractional share.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $17,448, which represents 0.05% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,135,005. The Fund also had securities on loan having a market value of $28,788 that were sold and pending settlement. The total market value of the collateral held by the Fund was $6,536,728. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,001,532.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2019	937,333	AUD	632,192	USD	$16	$—
Bank of America N.A.	10/3/2019	84,003	CHF	84,249	USD	1	—
Bank of America N.A.	10/3/2019	415,414	DKK	60,659	USD	3	—
Bank of America N.A.	10/3/2019	1,061,742	EUR	1,157,573	USD	26	—
Bank of America N.A.	10/3/2019	880,554	GBP	1,085,123	USD	27	—
Bank of America N.A.	10/3/2019	104,182,544	JPY	964,023	USD	22	—
Bank of America N.A.	10/3/2019	2,213,764	NOK	243,664	USD	—	(12)
Bank of America N.A.	10/3/2019	290,100	NZD	181,906	USD	5	—
Bank of America N.A.	10/3/2019	3,127,030	SEK	318,047	USD	15	—
Bank of America N.A.	10/3/2019	133,822	SGD	96,766	USD	4	—
Bank of America N.A.	10/3/2019	611,270	USD	906,404	AUD	—	(77)
Bank of America N.A.	10/3/2019	81,461	USD	80,380	CHF	844	—
Bank of America N.A.	10/3/2019	58,651	USD	396,140	DKK	803	—
Bank of America N.A.	10/3/2019	1,119,263	USD	1,013,933	EUR	13,790	—
Bank of America N.A.	10/3/2019	1,049,211	USD	860,357	GBP	—	(11,050)
Bank of America N.A.	10/3/2019	932,119	USD	98,715,969	JPY	18,659	—
Bank of America N.A.	10/3/2019	235,600	USD	2,143,895	NOK	—	(362)
Bank of America N.A.	10/3/2019	175,886	USD	278,644	NZD	1,159	—
Bank of America N.A.	10/3/2019	307,521	USD	3,009,468	SEK	1,417	—
Bank of America N.A.	10/3/2019	93,564	USD	129,745	SGD	—	(258)
Bank of America N.A.	10/4/2019	317,945	ILS	91,478	USD	1	—
Bank of America N.A.	10/4/2019	88,450	USD	311,738	ILS	—	(1,243)
Bank of America N.A.	11/5/2019	663,982	USD	983,349	AUD	—	(34)
Bank of America N.A.	11/5/2019	88,306	USD	87,800	CHF	7	—
Bank of America N.A.	11/5/2019	66,163	USD	451,918	DKK	—	(6)
Bank of America N.A.	11/5/2019	1,204,364	USD	1,101,945	EUR	—	(25)
Bank of America N.A.	11/5/2019	1,154,371	USD	935,525	GBP	—	(53)
Bank of America N.A.	11/5/2019	95,883	USD	332,791	ILS	—	(26)
Bank of America N.A.	11/5/2019	253,107	USD	2,298,230	NOK	15	—
Bank of America N.A.	11/5/2019	187,378	USD	298,600	NZD	—	(4)
Bank of America N.A.	11/5/2019	329,430	USD	3,232,060	SEK	—	(23)
Bank of America N.A.	11/5/2019	101,029	USD	139,670	SGD	—	(8)
Bank of America N.A.	11/6/2019	1,048,434	USD	113,056,307	JPY	—	(38)
Barclays Bank PLC	10/3/2019	611,270	USD	906,420	AUD	—	(88)
Barclays Bank PLC	10/3/2019	81,461	USD	80,380	CHF	844	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Barclays Bank PLC	10/3/2019	58,651	USD	396,138	DKK	804		—
Barclays Bank PLC	10/3/2019	1,119,263	USD	1,013,952	EUR	13,769		—
Barclays Bank PLC	10/3/2019	1,049,211	USD	860,371	GBP	—		(11,067)
Barclays Bank PLC	10/3/2019	932,119	USD	98,719,697	JPY	18,624		—
Barclays Bank PLC	10/3/2019	235,600	USD	2,143,847	NOK	—		(357)
Barclays Bank PLC	10/3/2019	175,886	USD	279,120	NZD	860		—
Barclays Bank PLC	10/3/2019	307,521	USD	3,009,627	SEK	1,400		—
Barclays Bank PLC	10/3/2019	93,564	USD	129,749	SGD	—		(261)
Barclays Bank PLC	10/4/2019	88,450	USD	311,789	ILS	—		(1,258)
Citibank N.A.	10/3/2019	31,863	AUD	21,653	USD	—		(162)
Citibank N.A.	10/3/2019	937,296	AUD	632,192	USD	—		(9)
Citibank N.A.	10/3/2019	2,849	CHF	2,886	USD	—		(28)
Citibank N.A.	10/3/2019	84,002	CHF	84,249	USD	0	*	—
Citibank N.A.	10/3/2019	14,098	DKK	2,078	USD	—		(19)
Citibank N.A.	10/3/2019	415,396	DKK	60,659	USD	0	*	—
Citibank N.A.	10/3/2019	36,029	EUR	39,648	USD	—		(366)
Citibank N.A.	10/3/2019	1,061,722	EUR	1,157,573	USD	4		—
Citibank N.A.	10/3/2019	29,776	GBP	37,167	USD	—		(473)
Citibank N.A.	10/3/2019	880,512	GBP	1,085,123	USD	—		(25)
Citibank N.A.	10/3/2019	3,543,612	JPY	33,019	USD	—		(228)
Citibank N.A.	10/3/2019	104,180,133	JPY	964,023	USD	—		(0)*
Citibank N.A.	10/3/2019	75,115	NOK	8,346	USD	—		(79)
Citibank N.A.	10/3/2019	2,213,818	NOK	243,664	USD	—		(6)
Citibank N.A.	10/3/2019	9,851	NZD	6,230	USD	—		(53)
Citibank N.A.	10/3/2019	290,093	NZD	181,906	USD	1		—
Citibank N.A.	10/3/2019	105,469	SEK	10,893	USD	—		(165)
Citibank N.A.	10/3/2019	3,126,894	SEK	318,047	USD	1		—
Citibank N.A.	10/3/2019	4,562	SGD	3,314	USD	—		(15)
Citibank N.A.	10/3/2019	133,820	SGD	96,766	USD	2		—
Citibank N.A.	10/3/2019	611,270	USD	906,445	AUD	—		(105)
Citibank N.A.	10/3/2019	121,284	USD	176,763	AUD	2,062		—
Citibank N.A.	10/3/2019	81,461	USD	80,377	CHF	847		—
Citibank N.A.	10/3/2019	16,163	USD	16,031	CHF	84		—
Citibank N.A.	10/3/2019	58,651	USD	396,131	DKK	805		—
Citibank N.A.	10/3/2019	11,637	USD	78,815	DKK	128		—
Citibank N.A.	10/3/2019	1,119,263	USD	1,013,971	EUR	13,748		—
Citibank N.A.	10/3/2019	222,076	USD	201,621	EUR	2,252		—
Citibank N.A.	10/3/2019	1,049,211	USD	860,377	GBP	—		(11,074)
Citibank N.A.	10/3/2019	208,177	USD	168,473	GBP	559		—
Citibank N.A.	10/3/2019	932,119	USD	98,720,816	JPY	18,614		—
Citibank N.A.	10/3/2019	184,944	USD	19,894,685	JPY	850		—
Citibank N.A.	10/3/2019	235,600	USD	2,143,842	NOK	—		(356)
Citibank N.A.	10/3/2019	46,746	USD	419,075	NOK	622		—
Citibank N.A.	10/3/2019	175,886	USD	278,639	NZD	1,162		—
Citibank N.A.	10/3/2019	34,898	USD	54,372	NZD	803		—
Citibank N.A.	10/3/2019	307,521	USD	3,009,640	SEK	1,399		—
Citibank N.A.	10/3/2019	61,016	USD	590,246	SEK	980		—
Citibank N.A.	10/3/2019	93,564	USD	129,746	SGD	—		(259)
Citibank N.A.	10/3/2019	18,564	USD	25,606	SGD	47		—
Citibank N.A.	10/4/2019	10,959	ILS	3,133	USD	20		—
Citibank N.A.	10/4/2019	317,932	ILS	91,478	USD	—		(3)
Citibank N.A.	10/4/2019	88,450	USD	311,767	ILS	—		(1,251)
Citibank N.A.	10/4/2019	17,550	USD	62,054	ILS	—		(304)
Citibank N.A.	11/5/2019	663,982	USD	983,371	AUD	—		(49)
Citibank N.A.	11/5/2019	88,306	USD	87,802	CHF	6		—
Citibank N.A.	11/5/2019	66,163	USD	451,917	DKK	—		(5)
Citibank N.A.	11/5/2019	1,204,364	USD	1,101,964	EUR	—		(46)
Citibank N.A.	11/5/2019	1,154,371	USD	935,484	GBP	—		(1)
Citibank N.A.	11/5/2019	95,883	USD	332,719	ILS	—		(6)
Citibank N.A.	11/5/2019	253,107	USD	2,298,405	NOK	—		(5)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Citibank N.A.	11/5/2019	187,378	USD	298,619	NZD	—	(16)
Citibank N.A.	11/5/2019	329,430	USD	3,232,004	SEK	—	(17)
Citibank N.A.	11/5/2019	101,029	USD	139,668	SGD	—	(6)
Citibank N.A.	11/6/2019	1,048,434	USD	113,056,412	JPY	—	(39)
Goldman Sachs	10/3/2019	937,328	AUD	632,192	USD	13	—
Goldman Sachs	10/3/2019	84,002	CHF	84,249	USD	1	—
Goldman Sachs	10/3/2019	415,398	DKK	60,659	USD	1	—
Goldman Sachs	10/3/2019	1,061,742	EUR	1,157,573	USD	26	—
Goldman Sachs	10/3/2019	880,547	GBP	1,085,123	USD	18	—
Goldman Sachs	10/3/2019	104,182,351	JPY	964,023	USD	20	—
Goldman Sachs	10/3/2019	2,213,806	NOK	243,664	USD	—	(8)
Goldman Sachs	10/3/2019	290,098	NZD	181,906	USD	3	—
Goldman Sachs	10/3/2019	3,126,935	SEK	318,047	USD	5	—
Goldman Sachs	10/3/2019	133,821	SGD	96,766	USD	3	—
Goldman Sachs	10/3/2019	611,270	USD	906,412	AUD	—	(83)
Goldman Sachs	10/3/2019	81,461	USD	80,380	CHF	844	—
Goldman Sachs	10/3/2019	58,651	USD	396,139	DKK	804	—
Goldman Sachs	10/3/2019	1,119,263	USD	1,013,946	EUR	13,775	—
Goldman Sachs	10/3/2019	1,049,211	USD	860,369	GBP	—	(11,065)
Goldman Sachs	10/3/2019	932,119	USD	98,717,274	JPY	18,647	—
Goldman Sachs	10/3/2019	235,600	USD	2,143,871	NOK	—	(359)
Goldman Sachs	10/3/2019	175,886	USD	278,641	NZD	1,160	—
Goldman Sachs	10/3/2019	307,521	USD	3,009,599	SEK	1,403	—
Goldman Sachs	10/3/2019	93,564	USD	129,752	SGD	—	(263)
Goldman Sachs	10/4/2019	317,936	ILS	91,478	USD	—	(1)
Goldman Sachs	10/4/2019	88,450	USD	311,701	ILS	—	(1,233)
Goldman Sachs	11/5/2019	663,982	USD	983,348	AUD	—	(33)
Goldman Sachs	11/5/2019	88,306	USD	87,804	CHF	3	—
Goldman Sachs	11/5/2019	66,163	USD	451,905	DKK	—	(4)
Goldman Sachs	11/5/2019	1,204,364	USD	1,101,966	EUR	—	(48)
Goldman Sachs	11/5/2019	1,154,371	USD	935,519	GBP	—	(45)
Goldman Sachs	11/5/2019	95,883	USD	332,716	ILS	—	(5)
Goldman Sachs	11/5/2019	253,107	USD	2,298,332	NOK	3	—
Goldman Sachs	11/5/2019	187,378	USD	298,604	NZD	—	(6)
Goldman Sachs	11/5/2019	329,430	USD	3,231,968	SEK	—	(13)
Goldman Sachs	11/5/2019	101,029	USD	139,674	SGD	—	(11)
Goldman Sachs	11/6/2019	1,048,434	USD	113,056,202	JPY	—	(37)
JP Morgan Chase Bank N.A.	10/3/2019	937,324	AUD	632,192	USD	10	—
JP Morgan Chase Bank N.A.	10/3/2019	84,003	CHF	84,249	USD	1	—
JP Morgan Chase Bank N.A.	10/3/2019	415,402	DKK	60,659	USD	1	—
JP Morgan Chase Bank N.A.	10/3/2019	1,061,739	EUR	1,157,573	USD	23	—
JP Morgan Chase Bank N.A.	10/3/2019	880,550	GBP	1,085,123	USD	23	—
JP Morgan Chase Bank N.A.	10/3/2019	104,182,062	JPY	964,023	USD	17	—
JP Morgan Chase Bank N.A.	10/3/2019	2,213,822	NOK	243,664	USD	—	(6)
JP Morgan Chase Bank N.A.	10/3/2019	290,097	NZD	181,906	USD	3	—
JP Morgan Chase Bank N.A.	10/3/2019	3,126,942	SEK	318,047	USD	6	—
JP Morgan Chase Bank N.A.	10/3/2019	133,817	SGD	96,766	USD	1	—
JP Morgan Chase Bank N.A.	10/4/2019	317,931	ILS	91,478	USD	—	(3)
JP Morgan Chase Bank N.A.	11/5/2019	663,982	USD	983,349	AUD	—	(34)
JP Morgan Chase Bank N.A.	11/5/2019	88,306	USD	87,802	CHF	6	—
JP Morgan Chase Bank N.A.	11/5/2019	66,163	USD	451,907	DKK	—	(4)
JP Morgan Chase Bank N.A.	11/5/2019	1,204,364	USD	1,101,951	EUR	—	(31)
JP Morgan Chase Bank N.A.	11/5/2019	1,154,371	USD	935,525	GBP	—	(52)
JP Morgan Chase Bank N.A.	11/5/2019	95,883	USD	332,723	ILS	—	(7)
JP Morgan Chase Bank N.A.	11/5/2019	253,107	USD	2,298,384	NOK	—	(2)
JP Morgan Chase Bank N.A.	11/5/2019	187,378	USD	298,616	NZD	—	(14)
JP Morgan Chase Bank N.A.	11/5/2019	329,430	USD	3,231,974	SEK	—	(14)
JP Morgan Chase Bank N.A.	11/5/2019	101,029	USD	139,663	SGD	—	(3)
JP Morgan Chase Bank N.A.	11/6/2019	1,048,434	USD	113,056,307	JPY	—	(38)
Morgan Stanley & Co. International	10/3/2019	714,175	AUD	481,673	USD	20	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2019

Morgan Stanley & Co. International	10/3/2019	63,992	CHF	64,193	USD	—	(12)
Morgan Stanley & Co. International	10/3/2019	316,523	DKK	46,217	USD	4	—
Morgan Stanley & Co. International	10/3/2019	808,971	EUR	881,961	USD	46	—
Morgan Stanley & Co. International	10/3/2019	671,166	GBP	826,765	USD	347	—
Morgan Stanley & Co. International	10/3/2019	79,371,141	JPY	734,497	USD	—	(42)
Morgan Stanley & Co. International	10/3/2019	1,686,903	NOK	185,653	USD	11	—
Morgan Stanley & Co. International	10/3/2019	221,105	NZD	138,598	USD	49	—
Morgan Stanley & Co. International	10/3/2019	2,382,739	SEK	242,324	USD	33	—
Morgan Stanley & Co. International	10/3/2019	101,979	SGD	73,729	USD	15	—
Morgan Stanley & Co. International	10/4/2019	242,229	ILS	69,699	USD	—	(5)
Morgan Stanley & Co. International	11/5/2019	505,893	USD	749,238	AUD	—	(37)
Morgan Stanley & Co. International	11/5/2019	67,282	USD	66,885	CHF	18	—
Morgan Stanley & Co. International	11/5/2019	50,412	USD	344,368	DKK	—	(10)
Morgan Stanley & Co. International	11/5/2019	917,615	USD	839,640	EUR	—	(84)
Morgan Stanley & Co. International	11/5/2019	879,523	USD	713,077	GBP	—	(402)
Morgan Stanley & Co. International	11/5/2019	73,055	USD	253,495	ILS	—	(1)
Morgan Stanley & Co. International	11/5/2019	192,845	USD	1,751,319	NOK	—	(19)
Morgan Stanley & Co. International	11/5/2019	142,766	USD	227,592	NZD	—	(56)
Morgan Stanley & Co. International	11/5/2019	250,996	USD	2,462,790	SEK	—	(43)
Morgan Stanley & Co. International	11/5/2019	76,976	USD	106,437	SGD	—	(21)
Morgan Stanley & Co. International	11/6/2019	798,811	USD	86,129,799	JPY	52	—
UBS AG	10/3/2019	465,730	USD	690,605	AUD	—	(66)
UBS AG	10/3/2019	62,068	USD	61,243	CHF	644	—
UBS AG	10/3/2019	44,690	USD	301,838	DKK	613	—
UBS AG	10/3/2019	852,773	USD	772,531	EUR	10,496	—
UBS AG	10/3/2019	799,403	USD	655,523	GBP	—	(8,430)
UBS AG	10/3/2019	710,188	USD	75,208,199	JPY	14,255	—
UBS AG	10/3/2019	179,509	USD	1,633,456	NOK	—	(273)
UBS AG	10/3/2019	134,010	USD	212,297	NZD	887	—
UBS AG	10/3/2019	234,305	USD	2,292,979	SEK	1,077	—
UBS AG	10/3/2019	71,287	USD	98,873	SGD	—	(210)
UBS AG	10/4/2019	67,394	USD	237,557	ILS	—	(956)

						$183,498	$(65,509)

*	Amount represents less than $1.

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 4.4%
AES Tiete Energia S.A.	5,195	$15,216
Alupar Investimento S.A.	2,458	14,924
Ambev S.A.	52,284	241,625
B3 S.A. - Brasil Bolsa Balcao	18,413	192,865
Banco Bradesco S.A.	9,557	71,699
Banco do Brasil S.A.	10,380	113,359
Banco Santander Brasil S.A.	4,089	44,499
BB Seguridade Participacoes S.A.	10,774	90,607
CCR S.A.	26,920	111,483
Cia de Saneamento Basico do Estado de Sao Paulo	5,068	60,348
Cia de Saneamento de Minas Gerais-COPASA	1,983	32,368
Cia de Saneamento do Parana	2,089	42,227
Cia Hering	3,089	25,748
Cielo S.A.	40,552	77,883
Cosan S.A.	1,992	25,442
EcoRodovias Infraestrutura e Logistica S.A.	5,947	20,131
EDP - Energias do Brasil S.A.	5,378	25,306
Energisa S.A.	2,549	30,567
Engie Brasil Energia S.A.	7,343	78,253
Equatorial Energia S.A.	1,600	38,523
Ez Tec Empreendimentos e Participacoes S.A.	4,061	35,296
Fleury S.A.	3,682	23,354
Grendene S.A.	7,191	15,071
Hypera S.A.	6,656	53,578
IRB Brasil Resseguros S.A.	2,973	26,879
Itau Unibanco Holding S.A.	3,413	24,679
Kroton Educacional S.A.	21,980	58,995
Localiza Rent a Car S.A.	2,689	29,347
Lojas Renner S.A.	4,114	49,847
MRV Engenharia e Participacoes S.A.	7,264	30,762
Multiplan Empreendimentos Imobiliarios S.A.	2,831	19,608
Natura Cosmeticos S.A.	2,608	21,200
Odontoprev S.A.	3,520	13,656
Petrobras Distribuidora S.A.	5,241	34,639
Petroleo Brasileiro S.A.	3,691	26,716
Qualicorp Consultoria e Corretora de Seguros S.A.	8,467	63,217
Raia Drogasil S.A.	1,136	26,130
Sao Martinho S.A.	2,123	9,658
SLC Agricola S.A.	1,981	8,508
Smiles Fidelidade S.A.	1,772	16,166
Sul America S.A.	1,933	22,140
Suzano S.A.	1,840	14,864
TIM Participacoes S.A.	7,683	21,968
TOTVS S.A.	1,147	15,899
Transmissora Alianca de Energia Eletrica S.A.	13,239	91,536
Tupy S.A.	2,123	9,149
Ultrapar Participacoes S.A.	11,503	51,061
WEG S.A.	4,445	25,856
YDUQS Part	2,307	19,983

Total Brazil		2,212,835

Chile - 1.1%
AES Gener S.A.	79,197	17,238
Aguas Andinas S.A. Class A	64,636	35,398
AntarChile S.A.	1,406	14,578
Banco de Chile	251,671	35,286
Banco de Credito e Inversiones S.A.	369	23,270
Banco Santander Chile	693,866	48,948
Cencosud S.A.	16,409	27,040
Cia Cervecerias Unidas S.A.	1,357	15,178
Colbun S.A.	206,175	37,234
Empresa Nacional de Telecomunicaciones S.A.*	1,336	11,729
Empresas CMPC S.A.	8,270	19,261
Empresas COPEC S.A.	1,747	16,493
Enel Americas S.A.	458,638	84,081
Enel Chile S.A.	447,388	38,724
Engie Energia Chile S.A.	7,950	14,083
Grupo Security S.A.	23,242	8,011
Inversiones Aguas Metropolitanas S.A.	13,971	19,569
Parque Arauco S.A.	7,864	22,462
S.A.C.I. Falabella	3,609	20,196
Sociedad Matriz SAAM S.A.	171,003	14,912
SONDA S.A.	12,546	15,334
Vina Concha y Toro S.A.	6,913	13,756

Total Chile		552,781

China - 26.8%
AAC Technologies Holdings, Inc.	8,500	44,997
Agile Group Holdings Ltd.	50,000	60,719
Agricultural Bank of China Ltd. Class A	104,000	50,409
Agricultural Bank of China Ltd. Class H	398,000	155,861
Air China Ltd. Class H	16,000	14,083
Aisino Corp. Class A	3,100	9,098
Angang Steel Co., Ltd. Class H(a)	22,600	8,245
Anhui Conch Cement Co., Ltd. Class A	6,900	39,959
Anhui Conch Cement Co., Ltd. Class H	14,500	86,100
Anhui Expressway Co., Ltd. Class H	28,000	15,644
ANTA Sports Products Ltd.	13,000	107,540
Anxin Trust Co., Ltd. Class A*	18,800	12,404
Bank of Beijing Co., Ltd. Class A	36,000	27,031
Bank of China Ltd. Class A	76,900	38,566
Bank of China Ltd. Class H	1,188,000	466,750
Bank of Communications Co., Ltd. Class A	68,600	52,375
Bank of Communications Co., Ltd. Class H	325,000	212,261
Bank of Jiangsu Co., Ltd. Class A	10,600	9,964
Bank of Nanjing Co., Ltd. Class A	19,700	23,706
Bank of Ningbo Co., Ltd. Class A	4,900	17,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
Bank of Shanghai Co., Ltd. Class A	15,070	$19,739
Baoshan Iron & Steel Co., Ltd. Class A	47,900	39,657
Beijing Capital International Airport Co., Ltd. Class H	22,000	18,774
Beijing Enterprises Holdings Ltd.	6,000	27,591
Beijing Enterprises Water Group Ltd.*	138,000	70,590
Beijing Jingneng Clean Energy Co., Ltd. Class H	70,000	11,608
BOE Technology Group Co., Ltd. Class A	48,900	25,689
Brilliance China Automotive Holdings Ltd.	18,000	19,333
CGN Power Co., Ltd. Class H(b)	175,000	44,200
Changjiang Securities Co., Ltd. Class A	18,400	18,043
China Aoyuan Group Ltd.	26,000	29,451
China BlueChemical Ltd. Class H	36,000	8,679
China Cinda Asset Management Co., Ltd. Class H	202,000	39,682
China CITIC Bank Corp., Ltd. Class A	10,600	8,375
China CITIC Bank Corp., Ltd. Class H	182,000	97,043
China Communications Construction Co., Ltd. Class H	59,000	46,135
China Communications Services Corp., Ltd. Class H	24,000	13,593
China Conch Venture Holdings Ltd.	16,000	59,188
China Construction Bank Corp. Class A	13,800	13,513
China Construction Bank Corp. Class H	1,506,000	1,148,797
China Everbright Bank Co., Ltd. Class A	53,800	29,695
China Everbright Bank Co., Ltd. Class H	49,000	20,877
China Everbright International Ltd.	47,407	36,526
China Fortune Land Development Co., Ltd. Class A	3,300	12,468
China Galaxy Securities Co., Ltd. Class H	38,500	20,479
China Gas Holdings Ltd.	14,400	55,657
China Gezhouba Group Co., Ltd. Class A	13,700	11,189
China Hongqiao Group Ltd.	30,500	19,492
China International Marine Containers Group Co., Ltd. Class H	10,440	9,069
China Jinmao Holdings Group Ltd.	108,000	61,857
China Lesso Group Holdings Ltd.	33,000	31,235
China Life Insurance Co., Ltd. Class A	2,800	10,779
China Life Insurance Co., Ltd. Class H	51,000	118,142
China Lilang Ltd.	20,000	15,920
China Longyuan Power Group Corp., Ltd. Class H	21,000	11,787
China Medical System Holdings Ltd.	21,000	24,966
China Mengniu Dairy Co., Ltd.*	6,000	22,463
China Merchants Bank Co., Ltd. Class A	31,400	152,856
China Merchants Bank Co., Ltd. Class H	33,500	159,394
China Merchants Securities Co., Ltd. Class H(b)	15,600	17,631
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	5,200	13,833
China Minsheng Banking Corp., Ltd. Class A	57,900	48,829
China Mobile Ltd.	94,000	777,598
China Molybdenum Co., Ltd. Class H(a)	45,000	14,925
China National Building Material Co., Ltd. Class H	30,000	26,941
China Oriental Group Co., Ltd.	34,000	11,753
China Overseas Land & Investment Ltd.	36,000	113,197
China Pacific Insurance Group Co., Ltd. Class A	6,800	33,217
China Pacific Insurance Group Co., Ltd. Class H	20,800	76,414
China Petroleum & Chemical Corp. Class A	81,500	57,314
China Petroleum & Chemical Corp. Class H	936,000	556,390
China Power International Development Ltd.	110,666	23,010
China Railway Construction Corp., Ltd. Class A	6,700	8,879
China Railway Construction Corp., Ltd. Class H	12,000	13,118
China Railway Group Ltd. Class H	25,000	15,180
China Railway Signal & Communication Corp., Ltd. Class H(b)	19,000	11,755
China Reinsurance Group Corp. Class H	89,000	14,418
China Resources Beer Holdings Co., Ltd.	4,000	21,201
China Resources Cement Holdings Ltd.	40,000	40,105
China Resources Gas Group Ltd.	6,000	29,658
China Resources Land Ltd.	28,000	117,330
China Resources Pharmaceutical Group Ltd.(b)	10,000	9,376
China Resources Power Holdings Co., Ltd.	48,000	58,229
China Sanjiang Fine Chemicals Co., Ltd.	68,000	11,363
China SCE Group Holdings Ltd.	48,000	22,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
China Shenhua Energy Co., Ltd. Class A	8,500	$22,362
China Shenhua Energy Co., Ltd. Class H	73,500	147,574
China South City Holdings Ltd.	110,000	13,050
China Southern Airlines Co., Ltd. Class H(a)	24,000	14,542
China State Construction Engineering Corp., Ltd. Class A	55,500	42,217
China State Construction International Holdings Ltd.	34,000	31,964
China Suntien Green Energy Corp., Ltd. Class H	52,000	14,261
China Telecom Corp., Ltd. Class H	158,000	71,952
China Unicom Hong Kong Ltd.	18,000	19,104
China Vanke Co., Ltd. Class A	16,300	59,141
China Vanke Co., Ltd. Class H	15,800	55,022
China Yangtze Power Co., Ltd. Class A	33,100	84,531
China Yongda Automobiles Services Holdings Ltd.(a)	28,500	23,522
China ZhengTong Auto Services Holdings Ltd.(a)	26,000	7,495
China Zhongwang Holdings Ltd.	54,400	22,136
Chongqing Rural Commercial Bank Co., Ltd. Class H	36,000	19,149
CIFI Holdings Group Co., Ltd.	72,000	42,064
CITIC Ltd.	83,000	104,817
CITIC Securities Co., Ltd. Class A	14,700	46,293
CITIC Securities Co., Ltd. Class H	24,000	44,942
CITIC Telecom International Holdings Ltd.	56,000	20,359
CNOOC Ltd.	260,000	396,663
Country Garden Holdings Co., Ltd.	111,000	140,601
CRRC Corp., Ltd. Class A	18,300	18,766
CRRC Corp., Ltd. Class H	36,000	25,119
CSPC Pharmaceutical Group Ltd.	20,000	40,156
Dah Chong Hong Holdings Ltd.	52,000	16,450
Dali Foods Group Co., Ltd.(b)	31,000	19,021
Daqin Railway Co., Ltd. Class A	30,900	32,855
Datang International Power Generation Co., Ltd. Class H	58,000	11,986
Dongfeng Motor Group Co., Ltd. Class H	56,000	53,218
Dongyue Group Ltd.	32,000	14,981
ENN Energy Holdings Ltd.	5,200	53,795
Fangda Carbon New Material Co., Ltd. Class A*	17,202	28,002
Fangda Special Steel Technology Co., Ltd. Class A	8,700	10,116
Fosun International Ltd.	29,000	35,883
Fufeng Group Ltd.*	34,000	15,570
Future Land Development Holdings Ltd.*(a)	20,000	17,450
Fuyao Glass Industry Group Co., Ltd. Class A	3,700	11,134
Fuyao Glass Industry Group Co., Ltd. Class H(b)	6,400	17,756
GD Power Development Co., Ltd. Class A	46,900	15,703
Geely Automobile Holdings Ltd.(a)	46,000	78,042
Gemdale Corp. Class A	11,400	18,445
GF Securities Co., Ltd. Class A*	6,800	12,927
Golden Eagle Retail Group Ltd.	14,000	15,215
Great Wall Motor Co., Ltd. Class H(a)	53,000	35,494
Greatview Aseptic Packaging Co., Ltd.	22,000	10,804
Greenland Holdings Corp., Ltd. Class A	11,800	11,670
Guangdong Investment Ltd.	40,000	78,271
Guangzhou Automobile Group Co., Ltd. Class H	75,200	71,944
Guangzhou R&F Properties Co., Ltd. Class H	28,800	43,571
Guotai Junan Securities Co., Ltd. Class A	10,200	25,106
Guotai Junan Securities Co., Ltd. Class H(b)	4,400	6,847
Haier Electronics Group Co., Ltd.	9,000	23,478
Haier Smart Home Co., Ltd. Class A	8,400	18,004
Haitian International Holdings Ltd.	10,000	20,486
Haitong Securities Co., Ltd. Class A	17,500	35,057
Haitong Securities Co., Ltd. Class H	31,600	33,134
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	6,700	30,316
Harbin Pharmaceutical Group Co., Ltd. Class A*	27,600	14,770
Henan Shuanghui Investment & Development Co., Ltd. Class A	3,600	12,457
Hengan International Group Co., Ltd.	11,000	72,123
Hisense Home Appliances Group Co., Ltd. Class H	14,000	13,447
HLA Corp., Ltd. Class A	8,000	9,100
Hopson Development Holdings Ltd.	18,000	18,001
Huabao International Holdings Ltd.	37,000	13,546
Huadian Fuxin Energy Corp., Ltd. Class H	62,000	10,835
Huaneng Power International, Inc. Class H	40,000	19,236
Huaneng Renewables Corp., Ltd. Class H	48,000	16,348
Huaxia Bank Co., Ltd. Class A	8,700	8,994
Huayu Automotive Systems Co., Ltd. Class A	7,200	23,703
Industrial & Commercial Bank of China Ltd. Class A	68,200	52,833
Industrial & Commercial Bank of China Ltd. Class H	1,043,000	698,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
Industrial Bank Co., Ltd. Class A	45,100	$110,754
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	13,000	51,939
Jiangsu Expressway Co., Ltd. Class H	26,000	33,033
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,500	21,854
Jiangxi Copper Co., Ltd. Class H	18,000	20,849
Jinke Properties Group Co., Ltd. Class A	15,500	14,244
JNBY Design Ltd.	7,500	10,773
Kingboard Holdings Ltd.	17,500	46,321
Kingboard Laminates Holdings Ltd.	41,000	36,976
Kunlun Energy Co., Ltd.	38,000	32,719
Kweichow Moutai Co., Ltd. Class A	700	112,770
KWG Group Holdings Ltd.*	37,000	32,425
Lee & Man Paper Manufacturing Ltd.	35,000	18,930
Lenovo Group Ltd.	134,000	89,397
Livzon Pharmaceutical Group, Inc. Class H	6,790	17,409
Logan Property Holdings Co., Ltd.	18,000	25,624
Longfor Group Holdings Ltd.(b)	18,500	69,144
Lonking Holdings Ltd.	50,000	12,884
Luye Pharma Group Ltd.(a)(b)	16,500	11,766
Luzhou Laojiao Co., Ltd. Class A	2,200	26,264
Maanshan Iron & Steel Co., Ltd. Class H(a)	36,000	13,547
Metallurgical Corp. of China Ltd. Class H	52,000	11,674
MGM China Holdings Ltd.	6,400	9,976
Minth Group Ltd.	10,000	33,867
NARI Technology Co., Ltd. Class A	4,900	14,037
New China Life Insurance Co., Ltd. Class H	4,000	15,818
Nine Dragons Paper Holdings Ltd.	33,000	27,783
Orient Securities Co., Ltd. Class H(b)	23,200	13,791
Oriental Pearl Group Co., Ltd. Class A	8,900	11,408
People’s Insurance Co. Group of China Ltd. (The) Class H	31,000	12,417
PetroChina Co., Ltd. Class A	28,600	24,800
PetroChina Co., Ltd. Class H	228,000	117,208
PICC Property & Casualty Co., Ltd. Class H	58,000	67,697
Ping An Bank Co., Ltd. Class A	8,600	18,782
Ping An Insurance Group Co. of China Ltd. Class A	17,300	210,943
Ping An Insurance Group Co. of China Ltd. Class H	32,500	373,323
Poly Developments and Holdings Group Co., Ltd. Class A	18,200	36,459
Postal Savings Bank of China Co., Ltd. Class H(b)	72,000	43,901
Powerlong Real Estate Holdings Ltd.	48,000	33,860
Red Star Macalline Group Corp., Ltd. Class H(b)	16,800	14,037
SAIC Motor Corp., Ltd. Class A	20,900	69,624
Sansteel Minguang Co., Ltd. Fujian Class A	9,400	10,587
Sany Heavy Industry Co., Ltd. Class A	11,800	23,605
Shaanxi Coal Industry Co., Ltd. Class A	19,000	23,236
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,100	10,953
Shandong Chenming Paper Holdings Ltd. Class H	25,000	10,014
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	8,000	8,235
Shanghai Electric Group Co., Ltd. Class H	44,000	14,200
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	2,500	6,713
Shanghai International Port Group Co., Ltd. Class A	22,400	17,855
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	10,000	18,114
Shanghai Pudong Development Bank Co., Ltd. Class A	11,900	19,738
Shenzhen Expressway Co., Ltd. Class H	14,000	18,251
Shenzhen International Holdings Ltd.	11,745	22,563
Shenzhen Investment Ltd.	76,000	28,017
Shenzhen Overseas Chinese Town Co., Ltd. Class A	17,200	16,939
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	20,100	11,376
Shenzhou International Group Holdings Ltd.	5,300	69,230
Shimao Property Holdings Ltd.	21,000	61,344
Shougang Fushan Resources Group Ltd.	142,000	29,344
Shui On Land Ltd.	82,500	16,417
Sichuan Expressway Co., Ltd. Class H	32,000	9,511
Sihuan Pharmaceutical Holdings Group Ltd.	49,000	7,438
Sino Biopharmaceutical Ltd.	26,000	33,033
Sino-Ocean Group Holding Ltd.	91,500	31,047
Sinopec Engineering Group Co., Ltd. Class H	21,000	13,180
Sinopec Kantons Holdings Ltd.	26,000	10,679
Sinopec Shanghai Petrochemical Co., Ltd. Class H	110,000	31,992
Sinopharm Group Co., Ltd. Class H	8,800	27,558
Sinotruk Hong Kong Ltd.	14,500	21,493
SITC International Holdings Co., Ltd.	31,000	31,951
SSY Group Ltd.	10,000	7,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
Sun Art Retail Group Ltd.	16,000	$16,246
Sunac China Holdings Ltd.	16,000	64,291
Sunny Optical Technology Group Co., Ltd.	2,800	41,146
TBEA Co., Ltd. Class A	13,900	12,657
TCL Corp. Class A	42,300	21,096
TCL Electronics Holdings Ltd.	30,000	15,039
Tencent Holdings Ltd.	6,700	282,208
Tianneng Power International Ltd.(a)	20,000	14,083
Tingyi Cayman Islands Holding Corp.	10,000	14,083
Tong Ren Tang Technologies Co., Ltd. Class H	14,000	12,733
TravelSky Technology Ltd. Class H	9,000	18,690
Tsingtao Brewery Co., Ltd. Class H	2,000	12,067
Uni-President China Holdings Ltd.	14,000	15,108
Want Want China Holdings Ltd.	69,000	55,187
Weichai Power Co., Ltd. Class A	20,300	31,907
Weichai Power Co., Ltd. Class H	46,000	66,306
Weifu High-Technology Group Co., Ltd. Class A	4,600	10,555
Wens Foodstuffs Group Co., Ltd. Class A	6,300	32,813
WH Group Ltd.(b)	171,000	153,127
Wuliangye Yibin Co., Ltd. Class A	3,700	67,278
Xinyi Glass Holdings Ltd.	60,000	66,051
Xinyi Solar Holdings Ltd.	78,904	47,306
XTEP International Holdings Ltd.	31,500	17,037
Yanzhou Coal Mining Co., Ltd. Class H	40,000	40,615
Yonghui Superstores Co., Ltd. Class A	8,700	10,835
Yuexiu Property Co., Ltd.	164,000	35,564
Yuzhou Properties Co., Ltd.	53,000	21,093
Zhejiang Chint Electrics Co., Ltd. Class A	3,600	11,009
Zhengzhou Yutong Bus Co., Ltd. Class A	5,700	11,099
Zhongsheng Group Holdings Ltd.	5,500	17,364
Zhuzhou CRRC Times Electric Co., Ltd. Class H	3,200	13,246
Zijin Mining Group Co., Ltd. Class A	30,600	14,017
Zijin Mining Group Co., Ltd. Class H	74,000	25,581
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	31,200	24,913
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	45,200	30,616

Total China		13,592,248

Czech Republic - 0.4%
CEZ AS	3,834	84,597
Komercni Banka AS	1,267	42,804
Moneta Money Bank AS(b)	11,666	35,939
O2 Czech Republic AS	2,661	24,048

Total Czech Republic		187,388

Hong Kong - 0.2%
China Water Affairs Group Ltd.(a)	16,000	12,429
Chow Tai Fook Jewellery Group Ltd.	36,600	30,207
CP Pokphand Co., Ltd.	130,000	11,111
Stella International Holdings Ltd.	21,000	32,681
United Energy Group Ltd.*	92,000	18,894

Total Hong Kong		105,322

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	9,636	13,799
MOL Hungarian Oil & Gas PLC	5,133	48,281
OTP Bank Nyrt	1,437	59,819
Richter Gedeon Nyrt	820	13,264

Total Hungary		135,163

India - 5.5%
Adani Ports & Special Economic Zone Ltd.	4,011	23,429
Amara Raja Batteries Ltd.	1,340	13,569
Ambuja Cements Ltd.	5,640	16,231
Apollo Tyres Ltd.	4,780	12,252
Ashok Leyland Ltd.	12,711	12,322
Asian Paints Ltd.	1,371	34,090
Bajaj Auto Ltd.	799	33,167
Bharat Heavy Electricals Ltd.	14,723	10,055
Bharat Petroleum Corp., Ltd.	24,577	163,029
Bharti Airtel Ltd.	12,055	62,436
Bharti Infratel Ltd.	19,988	72,569
Cadila Healthcare Ltd.	1,929	6,350
Care Ratings Ltd.	1,442	10,550
Castrol India Ltd.	7,613	14,615
Coal India Ltd.	35,502	100,116
Cummins India Ltd.	1,132	9,149
Dr. Reddy’s Laboratories Ltd.	448	17,082
Eicher Motors Ltd.	48	12,033
GAIL India Ltd.	12,057	22,883
Godrej Consumer Products Ltd.	2,337	22,665
Grasim Industries Ltd.	1,514	15,597
HCL Technologies Ltd.	2,334	35,589
HEG Ltd.	183	2,461
Hero MotoCorp., Ltd.	1,493	56,981
Hindustan Petroleum Corp., Ltd.	20,713	88,179
Hindustan Unilever Ltd.	4,166	116,508
ICICI Bank Ltd. ADR	2,884	35,127
IDFC Bank Ltd.*	22,180	12,581
Indian Oil Corp., Ltd.	79,251	164,834
Infosys Ltd. ADR	36,915	419,724
InterGlobe Aviation Ltd.(b)	577	15,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
IRB Infrastructure Developers Ltd.*	5,839	$6,130
ITC Ltd.	25,812	94,643
JSW Steel Ltd.	5,215	16,921
Karnataka Bank Ltd. (The)	12,628	13,480
Larsen & Toubro Ltd. GDR Reg S	2,371	49,316
Lupin Ltd.	1,206	12,179
Mahindra & Mahindra Ltd. GDR	3,693	28,621
Marico Ltd.	4,535	25,229
Maruti Suzuki India Ltd.	643	60,933
Motherson Sumi Systems Ltd.	7,129	10,557
National Aluminium Co., Ltd.	25,308	16,588
Nestle India Ltd.	155	30,379
NHPC Ltd.	83,494	26,273
NLC India Ltd.	8,508	6,855
NTPC Ltd.	34,006	56,382
Oil India Ltd.	8,148	16,700
Petronet LNG Ltd.	7,013	25,719
Piramal Enterprises Ltd.	564	12,992
Power Grid Corp. of India Ltd.	20,096	56,444
Reliance Industries Ltd.	7,245	136,197
Reliance Infrastructure Ltd.	7,281	3,010
Sun Pharmaceutical Industries Ltd.	2,374	13,046
Sun TV Network Ltd.	1,441	9,612
Tata Consultancy Services Ltd.	5,313	157,384
Tata Power Co., Ltd. (The)	17,425	15,367
Tata Steel Ltd.	2,463	12,529
Tech Mahindra Ltd.	4,634	46,720
UPL Ltd.	4,118	35,094
Vedanta Ltd.	35,381	76,959
Vedanta Ltd. ADR	8,540	74,127
Wipro Ltd. ADR(a)	3,579	13,063
Yes Bank Ltd.	7,029	4,106
Zee Entertainment Enterprises Ltd.	2,993	11,213

Total India		2,806,326

Indonesia - 2.5%
Adaro Energy Tbk PT	444,500	40,395
AKR Corporindo Tbk PT	54,500	14,590
Astra International Tbk PT	227,300	105,684
Bank Central Asia Tbk PT	38,900	83,171
Bank Mandiri Persero Tbk PT	165,800	81,469
Bank Negara Indonesia Persero Tbk PT	84,400	43,701
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	89,600	9,910
Bank Rakyat Indonesia Persero Tbk PT	551,800	160,156
Bank Tabungan Negara Persero Tbk PT	56,200	7,760
Bukit Asam Tbk PT	91,700	14,600
Charoen Pokphand Indonesia Tbk PT	37,100	13,983
Gudang Garam Tbk PT	7,100	26,197
Hanjaya Mandala Sampoerna Tbk PT	125,000	20,165
Indo Tambangraya Megah Tbk PT	20,700	18,082
Indocement Tunggal Prakarsa Tbk PT	32,200	42,476
Indofood CBP Sukses Makmur Tbk PT	24,300	20,585
Indofood Sukses Makmur Tbk PT	82,600	44,806
Japfa Comfeed Indonesia Tbk PT	111,700	12,433
Jasa Marga Persero Tbk PT	23,500	9,436
Kalbe Farma Tbk PT	191,500	22,597
Matahari Department Store Tbk PT	86,200	20,829
Perusahaan Gas Negara Tbk PT	62,200	9,202
Semen Indonesia Persero Tbk PT	23,100	18,796
Surya Citra Media Tbk PT	145,900	11,923
Telekomunikasi Indonesia Persero Tbk PT	957,200	290,633
Tower Bersama Infrastructure Tbk PT	35,800	15,447
Unilever Indonesia Tbk PT	11,300	37,017
United Tractors Tbk PT	16,900	24,496
Waskita Beton Precast Tbk PT	510,600	11,654
Waskita Karya Persero Tbk PT	78,100	9,078
Wijaya Karya Persero Tbk PT	50,500	6,848

Total Indonesia		1,248,119

Malaysia - 2.7%
AirAsia Group Bhd	33,400	14,040
Alliance Bank Malaysia Bhd	18,600	12,661
AMMB Holdings Bhd	22,000	21,753
Astro Malaysia Holdings Bhd	87,800	30,616
Berjaya Sports Toto Bhd	37,300	23,519
Bermaz Auto Bhd	31,400	17,099
British American Tobacco Malaysia Bhd	2,800	12,666
Carlsberg Brewery Malaysia Bhd	4,200	26,342
CIMB Group Holdings Bhd	56,700	68,116
Dialog Group Bhd	22,300	18,108
DiGi.Com Bhd	42,500	48,215
FGV Holdings Bhd*	35,600	7,567
Gamuda Bhd	47,800	42,240
Genting Malaysia Bhd	35,600	25,763
HAP Seng Consolidated Bhd	11,500	27,081
Heineken Malaysia Bhd	3,600	20,635
Hong Leong Bank Bhd	4,700	18,365
IHH Healthcare Bhd	14,900	20,213
IJM Corp. Bhd	47,700	24,949
Inari Amertron Bhd	31,000	13,475
IOI Corp. Bhd	25,300	26,768
IOI Properties Group Bhd	30,300	8,250
Kuala Lumpur Kepong Bhd	4,600	25,357
Lotte Chemical Titan Holding Bhd(b)	13,700	8,769
Mah Sing Group Bhd	49,300	8,831
Malayan Banking Bhd	81,300	165,241
Malaysia Airports Holdings Bhd	9,800	20,246
Maxis Bhd	25,100	33,571
MISC Bhd	26,200	48,808
Petronas Chemicals Group Bhd	31,300	56,365
Petronas Dagangan Bhd	3,900	21,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
Petronas Gas Bhd	10,300	$40,295
Public Bank Bhd	18,500	88,722
RHB Bank Bhd	17,000	22,900
Sime Darby Bhd	127,200	75,521
Sime Darby Property Bhd	57,400	11,516
SP Setia Bhd	30,800	10,004
Telekom Malaysia Bhd	59,800	51,416
Tenaga Nasional Bhd	37,700	122,815
Westports Holdings Bhd	20,400	20,122
YTL Corp. Bhd	101,700	22,346
YTL Power International Bhd	77,524	13,701

Total Malaysia		1,396,969

Mexico - 2.1%
Alfa S.A.B. de C.V. Class A	35,269	30,957
Alsea S.A.B. de C.V.*	5,771	13,410
Arca Continental S.A.B. de C.V.	3,403	18,385
Banco del Bajio S.A.(b)	5,807	9,597
Bolsa Mexicana de Valores S.A.B. de C.V.	6,631	12,463
Concentradora Fibra Danhos S.A. de C.V.	20,776	28,906
Fomento Economico Mexicano S.A.B. de C.V.	11,738	107,636
GMexico Transportes S.A.B. de C.V.(b)	5,947	7,392
Gruma S.A.B. de C.V. Class B	1,823	18,646
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	5,382	31,915
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	7,391	71,087
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	1,682	25,697
Grupo Bimbo S.A.B. de C.V. Series A	8,214	14,973
Grupo Financiero Banorte S.A.B. de C.V. Class O	20,270	108,896
Grupo Financiero Inbursa S.A.B. de C.V. Class O	11,582	14,724
Grupo Lala S.A.B. de C.V.(a)	9,489	10,876
Grupo Mexico S.A.B. de C.V. Series B	66,339	155,028
Grupo Televisa S.A.B. Series CPO	5,947	11,636
Industrias Bachoco S.A.B. de C.V. Series B	2,057	9,049
Industrias Penoles S.A.B. de C.V.	1,731	23,029
Infraestructura Energetica Nova S.A.B. de C.V.	7,439	29,554
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	28,948	58,104
Macquarie Mexico Real Estate Management S.A. de C.V.(b)	20,802	26,139
Nemak S.A.B. de C.V.(b)	18,705	8,432
Orbia Advance Corp. S.A.B. de C.V.	9,928	19,364
Prologis Property Mexico S.A. de C.V.	8,921	18,543
Promotora y Operadora de Infraestructura S.A.B. de C.V.	2,485	22,270
Regional S.A.B. de C.V.	2,300	10,541
Wal-Mart de Mexico S.A.B. de C.V.	50,448	149,423

Total Mexico		1,066,672

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	28,310	28,976
Aboitiz Power Corp.	30,500	22,567
Ayala Corp.	850	14,506
Ayala Land, Inc.	28,900	27,573
Bank of the Philippine Islands	13,234	23,746
BDO Unibank, Inc.	9,421	25,993
DMCI Holdings, Inc.	80,900	12,971
Globe Telecom, Inc.	530	18,713
International Container Terminal Services, Inc.	10,610	24,647
Jollibee Foods Corp.	2,520	10,794
Manila Electric Co.	4,910	35,051
Metropolitan Bank & Trust Co.	8,704	11,487
Pilipinas Shell Petroleum Corp.	21,040	13,112
PLDT, Inc.	1,605	35,054
Semirara Mining & Power Corp.	30,460	13,399
SM Investments Corp.	2,250	42,152
SM Prime Holdings, Inc.	37,900	27,202
Universal Robina Corp.	8,920	26,848

Total Philippines		414,791

Poland - 0.8%
Asseco Poland S.A.	2,207	28,103
Bank Handlowy w Warszawie S.A.	429	5,511
Bank Polska Kasa Opieki S.A.	3,260	83,266
CCC S.A.	170	5,864
Ciech S.A.*	1,631	13,730
Develia S.A.	23,910	13,955
Eurocash S.A.	1,510	7,909
Grupa Lotos S.A.	612	13,519
Polski Koncern Naftowy Orlen S.A.	3,690	90,843
Powszechna Kasa Oszczednosci Bank Polski S.A.	2,938	28,815
Powszechny Zaklad Ubezpieczen S.A.	9,285	86,570
Warsaw Stock Exchange	899	9,003

Total Poland		387,088

Russia - 8.9%
Gazprom Neft PJSC ADR	650	21,027
Gazprom PJSC ADR	118,440	817,710
LSR Group PJSC GDR Reg S	8,458	18,354
Lukoil PJSC ADR	7,728	639,415
Magnit PJSC GDR Reg S	8,187	106,963
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	4,732	36,673
MMC Norilsk Nickel PJSC ADR	30,475	780,160
Mobile TeleSystems PJSC ADR	18,931	153,341
Novatek PJSC GDR Reg S	530	107,484

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
Novolipetsk Steel PJSC GDR Reg S	4,355	$94,591
PhosAgro PJSC GDR Reg S	1,761	22,488
Polyus PJSC GDR Reg S	1,337	77,212
Rosneft Oil Co. PJSC GDR Reg S	21,769	139,670
Rostelecom PJSC ADR	5,466	40,066
RusHydro PJSC ADR	34,925	28,289
Sberbank of Russia PJSC ADR	45,004	637,932
Severstal PJSC GDR Reg S	9,692	139,080
Tatneft PJSC ADR	9,363	594,550
VTB Bank PJSC GDR Reg S	58,119	75,264

Total Russia		4,530,269

Singapore - 0.0%
IGG, Inc.(a)	19,000	11,827

South Africa - 5.0%
Absa Group Ltd.	14,283	144,003
Aeci Ltd.	3,528	22,328
African Rainbow Minerals Ltd.	2,732	25,359
Anglo American Platinum Ltd.	345	20,775
AngloGold Ashanti Ltd.	981	18,380
Assore Ltd.	1,174	19,749
Astral Foods Ltd.	1,426	13,825
AVI Ltd.	6,830	37,059
Barloworld Ltd.	3,583	27,317
Bid Corp., Ltd.(a)	2,671	56,732
Bidvest Group Ltd. (The)(a)	4,104	51,646
Capitec Bank Holdings Ltd.	304	25,812
Clicks Group Ltd.	2,544	36,072
Coronation Fund Managers Ltd.	6,916	19,016
Discovery Ltd.(a)	1,599	12,027
Exxaro Resources Ltd.(a)	6,626	57,072
FirstRand Ltd.(a)	41,561	170,465
Foschini Group Ltd. (The)	4,629	49,903
Hyprop Investments Ltd.	6,187	25,234
Imperial Logistics Ltd.	3,222	11,086
Investec Ltd.	4,163	21,924
JSE Ltd.	1,725	14,905
KAP Industrial Holdings Ltd.	30,835	9,619
Kumba Iron Ore Ltd.(a)	2,215	54,704
Liberty Holdings Ltd.	2,536	18,799
Life Healthcare Group Holdings Ltd.	23,530	35,196
Massmart Holdings Ltd.(a)	1,508	4,359
Mpact Ltd.	4,996	5,305
Mr. Price Group Ltd.	3,464	36,154
MTN Group Ltd.	50,741	322,266
Naspers Ltd. Class N	552	83,553
Nedbank Group Ltd.	3,517	52,612
Netcare Ltd.	27,410	31,726
Pick n Pay Stores Ltd.	5,284	20,749
Pioneer Foods Group Ltd.	2,485	17,374
PSG Group Ltd.	1,224	17,046
Rand Merchant Investment Holdings Ltd.	7,402	14,616
Remgro Ltd.	4,146	44,622
Reunert Ltd.	4,998	22,744
RMB Holdings Ltd.	11,093	54,944
Sanlam Ltd.	18,987	93,392
Sappi Ltd.	5,795	14,351
Sasol Ltd.(a)	6,007	100,256
Shoprite Holdings Ltd.	4,673	37,797
SPAR Group Ltd. (The)	3,594	45,275
Standard Bank Group Ltd.	20,104	231,622
Telkom S.A. SOC Ltd.	9,485	44,158
Tiger Brands Ltd.	3,079	42,758
Tongaat Hulett Ltd.*†	368	0
Truworths International Ltd.	9,464	33,081
Tsogo Sun Gaming Ltd.	14,526	12,636
Vodacom Group Ltd.	16,574	130,777

Total South Africa		2,513,180

South Korea - 12.8%
Amorepacific Corp.	111	13,038
BGF Co., Ltd.	1,280	6,421
BNK Financial Group, Inc.	3,178	19,103
Cheil Worldwide, Inc.	1,300	26,953
CJ CheilJedang Corp.	36	7,058
Com2uS Corp.	104	8,112
Daelim Industrial Co., Ltd.	220	19,128
DB Insurance Co., Ltd.	516	22,259
DGB Financial Group, Inc.	2,407	14,992
Dongsuh Cos., Inc.	850	12,791
DONGSUNG Corp.	4,822	22,333
Doosan Bobcat, Inc.	558	16,514
Doosan Corp.	260	23,041
E-Mart, Inc.	83	7,841
Grand Korea Leisure Co., Ltd.	596	10,289
GS Engineering & Construction Corp.	259	7,145
GS Holdings Corp.	727	30,572
Hana Financial Group, Inc.	3,149	92,800
Hankook Tire & Technology Co., Ltd.	380	10,245
Hanon Systems	1,940	19,462
Hanwha Chemical Corp.	1,226	18,398
Hanwha Corp.	499	10,534
Hanwha Life Insurance Co., Ltd.	4,786	9,523
Hite Jinro Co., Ltd.	903	20,534
Huchems Fine Chemical Corp.	679	12,148
Hyundai Engineering & Construction Co., Ltd.	326	12,619
Hyundai Glovis Co., Ltd.	251	32,735
Hyundai Marine & Fire Insurance Co., Ltd.	780	17,215
Hyundai Motor Co.	2,131	238,728
Hyundai Steel Co.	553	17,984
iMarketKorea, Inc.	1,038	9,025
Industrial Bank of Korea	2,967	32,742
IS Dongseo Co., Ltd.	424	10,652
Kangwon Land, Inc.	1,784	44,072
KB Financial Group, Inc.	4,096	146,218
KEPCO Plant Service & Engineering Co., Ltd.	508	14,673
Kginicis Co., Ltd.	418	5,434
Kia Motors Corp.	2,749	104,798
Kolon Industries, Inc.	220	7,688
Korea Investment Holdings Co., Ltd.	345	21,718
Korea Zinc Co., Ltd.	145	54,308
Korean Reinsurance Co.	2,256	15,107
KT Corp. ADR	2,790	31,555
KT&G Corp.	2,214	195,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
LG Chem Ltd.	385	$96,399
LG Corp.	1,091	63,847
LG Electronics, Inc.	295	16,623
LG Hausys Ltd.	204	10,284
LG Household & Health Care Ltd.	35	38,244
LG Uplus Corp.	2,156	24,603
Lotte Chemical Corp.	273	53,863
LOTTE Fine Chemical Co., Ltd.	238	9,073
LOTTE Himart Co., Ltd.	273	6,847
LS Corp.	320	12,694
Meritz Fire & Marine Insurance Co., Ltd.	1,172	18,714
Meritz Securities Co., Ltd.	5,037	21,266
Mirae Asset Daewoo Co., Ltd.	3,452	21,644
Muhak Co., Ltd.	863	6,710
NAVER Corp.	166	21,788
NCSoft Corp.	135	58,801
NH Investment & Securities Co., Ltd.	1,691	17,954
OCI Co., Ltd.	182	10,575
Orange Life Insurance Ltd.(b)	940	21,257
Partron Co., Ltd.	766	8,197
POSCO	983	186,549
POSCO International Corp.	575	9,182
S-1 Corp.	220	18,043
S-Oil Corp.	745	61,909
Samsung C&T Corp.	668	50,094
Samsung Electro-Mechanics Co., Ltd.	182	15,672
Samsung Electronics Co., Ltd.	76,276	3,127,817
Samsung Fire & Marine Insurance Co., Ltd.	341	63,573
Samsung Life Insurance Co., Ltd.	484	28,769
Samsung SDS Co., Ltd.	188	29,941
Samsung Securities Co., Ltd.	677	20,007
SFA Engineering Corp.	379	13,371
Shinhan Financial Group Co., Ltd.	4,381	153,096
SK Discovery Co., Ltd.	435	7,982
SK Gas Ltd.	117	7,277
SK Holdings Co., Ltd.	273	46,559
SK Hynix, Inc.	3,431	235,780
SK Innovation Co., Ltd.	985	136,697
SK Materials Co., Ltd.	69	9,605
SK Telecom Co., Ltd.	598	120,735
SKC Co., Ltd.	338	11,246
Ssangyong Cement Industrial Co., Ltd.	3,195	16,320
Sungwoo Hitech Co., Ltd.	4,046	12,938
Tongyang Life Insurance Co., Ltd.	2,567	8,198
Woongjin Coway Co., Ltd.	899	63,584
Yuhan Corp.	69	13,181

Total South Korea		6,481,287

Taiwan - 21.4%
AcBel Polytech, Inc.	24,000	16,477
Accton Technology Corp.	12,000	63,240
Acer, Inc.	45,000	25,818
Advantech Co., Ltd.	5,000	43,998
ASE Technology Holding Co., Ltd.	48,374	110,393
Asia Cement Corp.	28,000	39,079
Asustek Computer, Inc.	18,000	119,809
AU Optronics Corp.	466,000	118,060
Catcher Technology Co., Ltd.	13,000	98,471
Cathay Financial Holding Co., Ltd.	108,000	142,378
Chang Hwa Commercial Bank Ltd.	45,615	31,832
Charoen Pokphand Enterprise	9,000	18,131
Cheng Loong Corp.	19,000	10,932
Cheng Shin Rubber Industry Co., Ltd.	39,000	57,574
Chicony Electronics Co., Ltd.	19,085	56,226
Chicony Power Technology Co., Ltd.	10,000	18,050
Chin-Poon Industrial Co., Ltd.	15,000	15,302
China Airlines Ltd.	30,000	8,780
China Development Financial Holding Corp.	222,000	66,118
China General Plastics Corp.	19,560	12,515
China Metal Products Co., Ltd.	18,000	17,667
China Steel Chemical Corp.	3,000	12,136
China Steel Corp.	182,000	134,926
Chong Hong Construction Co., Ltd.	7,000	17,937
Chroma ATE, Inc.	6,000	28,429
Chunghwa Telecom Co., Ltd.	69,000	246,869
Cleanaway Co., Ltd.	4,000	19,662
Clevo Co.	19,000	19,261
Compal Electronics, Inc.	89,000	51,350
Compeq Manufacturing Co., Ltd.	30,000	33,602
CTBC Financial Holding Co., Ltd.	261,720	173,780
CTCI Corp.	21,000	28,226
Delta Electronics, Inc.	34,000	145,208
E.Sun Financial Holding Co., Ltd.	87,708	74,210
Eclat Textile Co., Ltd.	2,000	26,818
Elan Microelectronics Corp.	9,000	24,861
Elite Material Co., Ltd.	9,000	36,407
Elite Semiconductor Memory Technology, Inc.	20,000	21,241
Epistar Corp.*	13,000	10,161
Eternal Materials Co., Ltd.	20,624	16,852
Everlight Electronics Co., Ltd.	27,000	24,237
Far Eastern Department Stores Ltd.	34,000	26,192
Far Eastern New Century Corp.	55,000	50,791
Far EasTone Telecommunications Co., Ltd.	28,000	65,432
Faraday Technology Corp.	8,000	14,904
Feng Hsin Steel Co., Ltd.	14,000	23,195
Feng TAY Enterprise Co., Ltd.	5,500	39,445
First Financial Holding Co., Ltd.	126,145	88,638
FLEXium Interconnect, Inc.	7,000	21,299
Formosa Chemicals & Fibre Corp.	97,000	271,073
Formosa Petrochemical Corp.	34,000	107,618
Formosa Plastics Corp.	95,000	289,368
Fubon Financial Holding Co., Ltd.	88,000	126,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
Getac Technology Corp.	15,000	$22,603
Giant Manufacturing Co., Ltd.	4,000	27,204
Gigabyte Technology Co., Ltd.	21,000	33,607
Goldsun Building Materials Co., Ltd.	83,000	24,265
Grape King Bio Ltd.	2,000	11,926
Great Wall Enterprise Co., Ltd.	18,461	22,433
Greatek Electronics, Inc.	16,000	22,150
HannStar Display Corp.	94,000	19,391
Highwealth Construction Corp.	20,000	32,168
Holtek Semiconductor, Inc.	6,000	12,571
Holy Stone Enterprise Co., Ltd.	3,000	8,819
Hon Hai Precision Industry Co., Ltd.	141,880	334,755
Hota Industrial Manufacturing Co., Ltd.	3,000	11,072
Hotai Motor Co., Ltd.	8,000	121,581
Hua Nan Financial Holdings Co., Ltd.	70,502	47,608
Huaku Development Co., Ltd.	11,000	28,365
IBF Financial Holdings Co., Ltd.	71,710	24,732
IEI Integration Corp.	9,600	16,369
Innolux Corp.	326,000	69,352
International CSRC Investment Holdings Co.	15,690	16,462
Inventec Corp.	88,000	60,700
ITEQ Corp.	8,000	38,937
Kenda Rubber Industrial Co., Ltd.	17,020	17,281
King Yuan Electronics Co., Ltd.	33,000	37,069
King’s Town Bank Co., Ltd.	20,000	19,888
Kinik Co.	12,000	23,633
Largan Precision Co., Ltd.	1,000	143,435
Lien Hwa Industrial Holdings Corp.	19,323	20,989
Lite-On Technology Corp.	10,014	15,913
Longchen Paper & Packaging Co., Ltd.	29,158	12,829
Macronix International	39,000	39,598
Makalot Industrial Co., Ltd.	3,150	16,702
MediaTek, Inc.	22,000	261,664
Mega Financial Holding Co., Ltd.	166,000	153,830
Merida Industry Co., Ltd.	2,000	11,378
Merry Electronics Co., Ltd.	8,080	39,587
Micro-Star International Co., Ltd.	18,000	52,391
Nan Kang Rubber Tire Co., Ltd.	14,000	20,374
Nan Ya Plastics Corp.	147,000	330,252
Nanya Technology Corp.	32,000	83,031
Nien Made Enterprise Co., Ltd.	3,000	26,302
Novatek Microelectronics Corp.	14,000	80,324
OptoTech Corp.	17,000	13,754
Oriental Union Chemical Corp.	19,000	13,504
Pan-International Industrial Corp.	25,000	18,896
Pegatron Corp.	65,000	113,136
Pou Chen Corp.	68,000	87,125
Powertech Technology, Inc.	21,000	59,024
President Chain Store Corp.	17,000	158,907
Primax Electronics Ltd.	14,000	26,669
Qisda Corp.	46,000	31,359
Quanta Computer, Inc.	77,000	140,476
Radiant Opto-Electronics Corp.	15,000	57,293
Realtek Semiconductor Corp.	9,000	66,721
Rechi Precision Co., Ltd.	25,000	18,695
Ruentex Industries Ltd.*	14,400	31,052
Sercomm Corp.	10,000	25,464
Shin Kong Financial Holding Co., Ltd.*	88,499	26,785
Shinkong Synthetic Fibers Corp.	55,000	20,210
Sigurd Microelectronics Corp.	20,000	21,338
Sinbon Electronics Co., Ltd.	4,000	15,536
SinoPac Financial Holdings Co., Ltd.	139,598	54,445
Sitronix Technology Corp.	4,000	21,467
Standard Foods Corp.	12,000	24,020
Supreme Electronics Co., Ltd.	23,000	21,499
Syncmold Enterprise Corp.	13,250	32,800
Synnex Technology International Corp.	35,150	41,127
TA Chen Stainless Pipe	4,000	4,480
Taichung Commercial Bank Co., Ltd.	46,836	17,889
Taishin Financial Holding Co., Ltd.	99,384	44,367
Taiwan Business Bank	55,500	22,809
Taiwan Cement Corp.	59,180	75,633
Taiwan Cooperative Financial Holding Co., Ltd.	107,634	71,121
Taiwan Glass Industry Corp.	22,000	8,261
Taiwan High Speed Rail Corp.	24,000	27,307
Taiwan Hon Chuan Enterprise Co., Ltd.	13,000	23,172
Taiwan Mobile Co., Ltd.	31,000	111,912
Taiwan Paiho Ltd.	6,000	14,969
Taiwan PCB Techvest Co., Ltd.	17,000	19,672
Taiwan Secom Co., Ltd.	6,000	17,019
Taiwan Semiconductor Manufacturing Co., Ltd.	261,000	2,288,256
Teco Electric and Machinery Co., Ltd.	36,000	29,009
Test Research, Inc.	8,000	12,738
Tong Hsing Electronic Industries Ltd.	4,000	16,245
Tong Yang Industry Co., Ltd.	11,000	16,629
Topco Scientific Co., Ltd.	7,097	21,846
Transcend Information, Inc.	8,000	16,606
Tripod Technology Corp.	15,000	53,909
TSRC Corp.	17,000	13,151
Tung Ho Steel Enterprise Corp.	29,000	20,144
TXC Corp.	18,000	22,598
Uni-President Enterprises Corp.	154,000	371,294
Unimicron Technology Corp.	18,000	25,325
United Microelectronics Corp.	254,000	109,707
UPC Technology Corp.	49,339	16,857
USI Corp.	52,400	21,788
Voltronic Power Technology Corp.	1,050	21,660
Walsin Lihwa Corp.	62,000	28,977
Walsin Technology Corp.	3,000	16,874
Wan Hai Lines Ltd.	20,000	11,765
Winbond Electronics Corp.	95,446	54,915
Wistron Corp.	69,843	56,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
Wistron NeWeb Corp.	9,362	$24,624
WPG Holdings Ltd.	39,360	48,463
WT Microelectronics Co., Ltd.	15,645	19,541
Yageo Corp.	3,198	25,409
YFY, Inc.	46,000	17,273
Yuanta Financial Holding Co., Ltd.	122,000	72,749
Yulon Motor Co., Ltd.	15,000	9,501

Total Taiwan		10,839,042

Thailand - 2.9%
Advanced Info Service PCL NVDR	17,800	128,037
Airports of Thailand PCL NVDR	26,600	65,011
Bangkok Dusit Medical Services PCL NVDR	37,200	29,434
Banpu PCL NVDR	46,644	17,996
Beauty Community PCL NVDR	78,100	6,128
Berli Jucker PCL NVDR	10,600	18,282
BTS Group Holdings PCL NVDR	133,700	58,577
Bumrungrad Hospital PCL NVDR	3,600	15,066
Charoen Pokphand Foods PCL NVDR	44,200	37,935
CP ALL PCL NVDR	34,000	90,322
Delta Electronics Thailand PCL NVDR	7,200	11,653
Electricity Generating PCL NVDR	4,700	55,168
Esso Thailand PCL NVDR	59,200	15,581
Hana Microelectronics PCL NVDR	17,000	15,702
Indorama Ventures PCL NVDR	20,300	21,571
IRPC PCL NVDR	286,400	34,460
Jasmine International PCL NVDR	169,900	35,552
KCE Electronics PCL NVDR	10,300	5,590
Land & Houses PCL NVDR	105,000	32,957
Minor International PCL NVDR	17,500	21,457
MK Restaurants Group PCL NVDR	7,900	19,308
PTT Exploration & Production PCL NVDR	17,500	69,233
PTT Global Chemical PCL NVDR	40,500	71,175
PTT PCL NVDR	84,600	127,930
Quality Houses PCL NVDR	205,500	17,738
Robinson PCL NVDR	7,300	15,216
Siam Cement PCL (The) NVDR	5,900	78,705
Siam City Cement PCL NVDR	2,177	15,303
Siam Commercial Bank PCL (The) NVDR	20,000	77,162
Siamgas & Petrochemicals PCL NVDR	32,400	9,587
Star Petroleum Refining PCL NVDR	84,300	25,633
Thai Oil PCL NVDR	23,800	54,277
Thai Union Group PCL NVDR	46,200	25,226
Thai Vegetable Oil PCL NVDR	20,100	17,087
Tisco Financial Group PCL NVDR	10,300	34,519
TMB Bank PCL NVDR	241,800	12,412
TPI Polene Power PCL NVDR	110,300	17,238
TTW PCL NVDR	57,500	25,756
WHA Corp. PCL NVDR	172,800	26,893

Total Thailand		1,456,877

Turkey - 1.0%
Aksa Akrilik Kimya Sanayii AS	5,304	9,159
Albaraka Turk Katilim Bankasi AS*	19,869	4,786
Aygaz AS	4,735	9,853
BIM Birlesik Magazalar AS	4,200	36,537
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	57,750	14,216
Enka Insaat ve Sanayi AS	22,242	22,256
Eregli Demir ve Celik Fabrikalari T.A.S.	48,747	59,137
Ford Otomotiv Sanayi AS	1,734	18,241
Haci Omer Sabanci Holding AS	12,306	20,857
Iskenderun Demir ve Celik AS	7,220	7,864
KOC Holding AS	9,250	30,978
TAV Havalimanlari Holding AS	3,038	12,697
Tekfen Holding AS	3,204	10,861
Tofas Turk Otomobil Fabrikasi AS	2,983	10,714
Trakya Cam Sanayii AS	9,785	5,147
Tupras Turkiye Petrol Rafinerileri AS	4,769	121,199
Turkcell Iletisim Hizmetleri AS	40,731	93,847
Turkiye Sise ve Cam Fabrikalari AS	7,870	6,509

Total Turkey		494,858

TOTAL COMMON STOCKS (Cost: $50,724,980)		50,433,042

RIGHTS - 0.0%

Thailand - 0.0%
TMB Bank PCL, expiring 11/26/19* (Cost: $0)	167,390	930

WARRANTS - 0.0%

Thailand - 0.0%
Minor International PCL, expiring 12/31/21* (Cost: $0)	675	88

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c) (Cost: $448,711)(d)	448,711	$448,711

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $51,173,691)		50,882,771
Other Assets less Liabilities - (0.5)%		(229,554)

NET ASSETS - 100.0%		$50,653,217

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $607,460 and the total market value of the collateral held by the Fund was $650,714. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $202,003.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Multifactor Fund (EUMF)

September 30, 2019

Investments	Shares	Value
COMMON STOCKS - 98.8%

Austria - 2.5%
Erste Group Bank AG*	2,429	$80,343
OMV AG	1,114	59,801
S IMMO AG	1,291	29,697
UNIQA Insurance Group AG	10,901	98,461
Wienerberger AG	2,161	52,632

Total Austria		320,934

Belgium - 3.3%
Barco N.V.	253	49,979
bpost S.A.	3,720	39,023
Cofinimmo S.A.	244	34,368
Colruyt S.A.	1,136	62,270
D’ieteren S.A./N.V.	1,282	69,532
Proximus SADP	1,496	44,443
Telenet Group Holding N.V.	557	26,294
UCB S.A.	906	65,782
Warehouses De Pauw CVA	170	31,210

Total Belgium		422,901

Denmark - 4.1%
Carlsberg A/S Class B	523	77,321
Coloplast A/S Class B	649	78,181
H. Lundbeck A/S	1,151	38,184
Novo Nordisk A/S Class B	1,286	66,126
Pandora A/S	696	27,937
Royal Unibrew A/S	775	63,914
Topdanmark A/S	1,846	89,112
Tryg A/S	3,140	90,002

Total Denmark		530,777

Finland - 2.1%
DNA Oyj	1,656	37,696
Elisa Oyj	896	46,204
Fortum Oyj	1,386	32,774
Orion Oyj Class B	1,478	55,139
Tieto Oyj(a)	2,043	52,341
Valmet Oyj	2,475	48,056

Total Finland		272,210

France - 11.7%
Air France-KLM*	9,268	97,018
Alstom S.A.	2,844	117,913
Carrefour S.A.	6,229	109,061
Coface S.A.	10,911	123,948
Engie S.A.	6,079	99,277
IPSOS	2,337	66,625
Klepierre S.A.	2,542	86,353
Korian S.A.	2,490	102,395
Nexity S.A.	1,368	65,144
Orange S.A.	6,645	104,283
Peugeot S.A.	3,990	99,526
Publicis Groupe S.A.	1,622	79,786
Sanofi	1,474	136,688
Societe BIC S.A.(a)	1,735	116,516
Veolia Environnement S.A.	4,153	105,312

Total France		1,509,845

Germany - 7.7%
alstria office REIT-AG	5,419	92,989
CompuGroup Medical SE	1,371	82,505
CTS Eventim AG & Co. KGaA	1,287	72,540
Deutsche Telekom AG Registered Shares	5,729	96,147
E.ON SE	7,643	74,317
Gerresheimer AG	1,155	82,854
Grand City Properties S.A.	3,005	67,618
LEG Immobilien AG	589	67,423
ProSiebenSat.1 Media SE	3,405	46,921
Scout24 AG(b)	1,159	66,083
Suedzucker AG	5,068	77,960
TLG Immobilien AG	2,740	74,529
Uniper SE	2,598	85,225

Total Germany		987,111

Ireland - 3.2%
C&C Group PLC	33,179	150,113
Glanbia PLC	8,931	110,997
Greencore Group PLC	19,320	53,806
Hibernia REIT PLC	63,288	101,425

Total Ireland		416,341

Italy - 9.0%
A2A SpA	17,678	32,455
ACEA SpA	1,956	39,066
Assicurazioni Generali SpA	5,317	103,063
ASTM SpA	1,979	63,301
Autogrill SpA	6,224	60,288
Banca Generali SpA	2,345	72,349
Cerved Group SpA	7,557	65,909
Enav SpA(b)	14,315	80,840
Enel SpA	7,279	54,367
Eni SpA	4,984	76,255
Hera SpA	11,020	45,245
Infrastrutture Wireless Italiane SpA(b)	2,518	26,134
Italgas SpA	7,238	46,730
Mediaset SpA*	6,078	17,904
Poste Italiane SpA(b)	6,923	78,720
Recordati SpA	1,535	65,867
Societa Cattolica di Assicurazioni SC	9,691	82,461
Societa Iniziative Autostradali e Servizi SpA	4,027	70,288
Unipol Gruppo SpA	15,170	80,806

Total Italy		1,162,048

Netherlands - 2.3%
ASM International N.V.	404	37,208
Koninklijke Ahold Delhaize N.V.	3,382	84,636
Koninklijke KPN N.V.	14,140	44,104
NXP Semiconductors N.V.	300	32,736
Rhi Magnesita N.V.	958	47,930
Signify N.V.(b)	1,759	48,383

Total Netherlands		294,997

Norway - 3.3%
Entra ASA(b)	852	13,372
Equinor ASA	1,791	34,111
Gjensidige Forsikring ASA	3,714	73,720
Leroy Seafood Group ASA	3,380	20,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Multifactor Fund (EUMF)

September 30, 2019

Investments	Shares	Value
Mowi ASA	1,667	$38,510
Orkla ASA	5,615	51,145
Salmar ASA	398	17,478
SpareBank 1 SMN	7,110	77,079
SpareBank 1 SR-Bank ASA	6,878	75,056
Telenor ASA	1,350	27,123

Total Norway		428,151

Portugal - 2.2%
Jeronimo Martins, SGPS, S.A.	6,076	102,540
NOS, SGPS, S.A.	16,845	92,006
REN - Redes Energeticas Nacionais, SGPS, S.A.	32,240	89,979

Total Portugal		284,525

Spain - 6.4%
Acciona S.A.(a)	437	46,260
Aena SME S.A.(b)	545	99,819
Banco Bilbao Vizcaya Argentaria S.A.	21,423	111,650
Cia de Distribucion Integral Logista Holdings S.A.	5,114	99,686
Endesa S.A.	2,909	76,558
Faes Farma S.A.	17,361	88,673
Iberdrola S.A.	7,161	74,447
Mediaset Espana Comunicacion S.A.	5,333	34,384
Naturgy Energy Group S.A.	2,376	63,048
Red Electrica Corp. S.A.	3,043	61,821
Telefonica S.A.	8,696	66,372

Total Spain		822,718

Sweden - 2.7%
Axfood AB	3,467	73,733
Castellum AB	1,823	39,085
Essity AB Class B	2,474	72,291
Fastighets AB Balder Class B*	601	22,788
Hemfosa Fastigheter AB	1,613	16,356
Kungsleden AB	3,633	33,033
Swedish Match AB	1,287	53,288
Wihlborgs Fastigheter AB	1,955	31,814

Total Sweden		342,388

Switzerland - 9.9%
Allreal Holding AG Registered Shares*	221	42,509
Baloise Holding AG Registered Shares	648	116,194
Banque Cantonale Vaudoise Registered Shares	149	114,161
BKW AG	641	47,634
Chocoladefabriken Lindt & Spruengli AG	12	88,693
Coca-Cola HBC AG*	1,824	59,722
Emmi AG Registered Shares	86	70,204
Galenica AG*(b)	1,586	91,138
Geberit AG Registered Shares	183	87,467
Landis+Gyr Group AG*	819	73,469
Nestle S.A. Registered Shares	886	96,210
Novartis AG Registered Shares	981	85,138
Roche Holding AG Genusschein	351	102,239
Sonova Holding AG Registered Shares	326	75,848
Sunrise Communications Group AG*(b)	748	58,248
Swisscom AG Registered Shares	135	66,651

Total Switzerland		1,275,525

United Kingdom - 28.4%
Associated British Foods PLC	2,407	68,310
Auto Trader Group PLC(b)	4,612	28,985
Avast PLC(b)	11,427	54,636
Aviva PLC	21,288	104,749
B&M European Value Retail S.A.	11,786	55,104
BAE Systems PLC	9,860	69,258
Barratt Developments PLC	7,269	58,045
BCA Marketplace PLC	14,097	40,963
Bellway PLC	1,424	58,715
Berkeley Group Holdings PLC	1,226	63,136
BP PLC	11,342	72,092
Britvic PLC	7,224	87,553
Centrica PLC	15,596	14,172
Coca-Cola European Partners PLC	1,500	83,175
Compass Group PLC	3,027	78,073
Computacenter PLC	1,875	29,876
ConvaTec Group PLC(b)	14,832	32,022
Daily Mail & General Trust PLC Class A Non-Voting Shares	1,724	18,101
Derwent London PLC	773	32,102
Diageo PLC	1,862	76,477
Dialog Semiconductor PLC*	1,597	75,614
Diploma PLC	2,720	55,741
Direct Line Insurance Group PLC	29,134	107,777
Drax Group PLC	4,503	15,327
Dunelm Group PLC	3,872	39,985
Evraz PLC	5,615	32,355
Firstgroup PLC*	35,821	60,696
GlaxoSmithKline PLC	4,021	86,446
Go-Ahead Group PLC (The)	1,814	45,021
Greggs PLC	1,719	44,273
Hikma Pharmaceuticals PLC	2,099	56,905
Hill & Smith Holdings PLC	4,068	62,662
HomeServe PLC	4,766	69,655
Imperial Brands PLC	2,351	52,965
Inmarsat PLC	2,666	19,213
J D Wetherspoon PLC	3,279	62,631
John Laing Group PLC(b)	16,879	76,336
Marshalls PLC	7,351	59,968
Marston’s PLC	40,518	61,664
Moneysupermarket.com Group PLC	13,045	60,829
National Express Group PLC	15,633	83,416
Next PLC	823	62,737
Paragon Banking Group PLC	15,008	89,217
Pearson PLC	3,270	29,739
Pennon Group PLC	4,002	40,785
Persimmon PLC	1,932	51,663
Petrofac Ltd.	5,036	24,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Multifactor Fund (EUMF)

September 30, 2019

Investments	Shares	Value
Pets at Home Group PLC	13,403	$34,387
Redrow PLC	6,733	51,276
RELX PLC	3,120	74,300
Rio Tinto PLC	1,192	61,826
Safestore Holdings PLC	2,581	21,262
Sage Group PLC (The)	6,703	57,110
Savills PLC	2,162	23,445
Segro PLC	3,174	31,713
Serco Group PLC*	27,714	50,955
Smith & Nephew PLC	3,321	80,171
Softcat PLC	2,854	35,240
SSE PLC	2,259	34,672
SSP Group PLC	7,978	60,954
Tate & Lyle PLC	8,639	78,353
Tesco PLC	25,393	75,413
Ultra Electronics Holdings PLC	1,688	42,060
Unilever PLC	1,328	80,025
Unite Group PLC (The)	2,284	30,735
United Utilities Group PLC	3,803	38,701
Vodafone Group PLC	14,642	29,230

Total United Kingdom		3,645,834

TOTAL COMMON STOCKS (Cost: $12,717,370)		12,716,305

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c) (Cost: $52,310)(d)	52,310	52,310

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $12,769,680)		12,768,615
Other Assets less Liabilities - 0.8%		97,743

NET ASSETS - 100.0%		$12,866,358

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $202,110 and the total market value of the collateral held by the Fund was $213,267. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $160,957.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/23/2019	4,376	CHF	4,440	USD	$—	$(44)
Bank of America N.A.	10/23/2019	16,725	DKK	2,469	USD	—	(23)
Bank of America N.A.	10/23/2019	27,177	EUR	29,951	USD	—	(276)
Bank of America N.A.	10/23/2019	17,338	GBP	21,658	USD	—	(274)
Bank of America N.A.	10/23/2019	25,525	NOK	2,837	USD	—	(27)
Bank of America N.A.	10/23/2019	17,715	SEK	1,832	USD	—	(28)
Citibank N.A.	10/1/2019	2,272	USD	1,847	GBP	—	(4)
Citibank N.A.	10/23/2019	3,352,210	USD	2,682,124	GBP	44,229	—
Goldman Sachs	10/23/2019	4,635,796	USD	4,200,453	EUR	49,259	—
Goldman Sachs	10/23/2019	439,129	USD	3,968,647	NOK	2,175	—
Goldman Sachs	10/23/2019	283,624	USD	2,749,365	SEK	3,611	—
HSBC Holdings PLC	10/23/2019	687,187	USD	680,877	CHF	3,173	—
HSBC Holdings PLC	10/23/2019	382,190	USD	2,585,022	DKK	4,095	—
Royal Bank of Canada	10/1/2019	1,294	USD	1,183	EUR	4	—

						$106,546	$(676)

CURRENCY LEGEND

CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
NOK	Norwegian krone
SEK	Swedish krona
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2019

Investments	Shares	Value
COMMON STOCKS - 98.1%

Australia - 2.0%
Aristocrat Leisure Ltd.	167	$3,447
Australia & New Zealand Banking Group Ltd.	252	4,847
BHP Group Ltd.	290	7,182
BHP Group PLC	202	4,312
Brambles Ltd.	430	3,306
Commonwealth Bank of Australia	145	7,905
CSL Ltd.	43	6,777
Macquarie Group Ltd.	51	4,509
National Australia Bank Ltd.	225	4,507
QBE Insurance Group Ltd.	368	3,117
Telstra Corp., Ltd.	680	1,610
Westpac Banking Corp.	250	4,998
Woolworths Group Ltd.	170	4,275

Total Australia		60,792

Austria - 0.1%
ams AG*	25	1,112
Andritz AG	23	940
Raiffeisen Bank International AG	41	952

Total Austria		3,004

Belgium - 0.4%
Ageas	49	2,718
Anheuser-Busch InBev S.A./N.V.	64	6,099
KBC Group N.V.	41	2,665
Umicore S.A.(a)	38	1,435

Total Belgium		12,917

Brazil - 0.3%
Ambev S.A.	271	1,252
B3 S.A. - Brasil Bolsa Balcao	304	3,184
Banco do Brasil S.A.	98	1,070
Petroleo Brasileiro S.A.	229	1,658
Vale S.A.	239	2,740

Total Brazil		9,904

Canada - 3.2%
Alimentation Couche-Tard, Inc. Class B	104	3,189
ARC Resources Ltd.	349	1,663
Bank of Nova Scotia (The)	67	3,808
Barrick Gold Corp.	135	2,337
BlackBerry Ltd.*	143	750
Canadian Imperial Bank of Commerce	31	2,559
Canadian National Railway Co.	56	5,032
Canadian Natural Resources Ltd.	90	2,396
Canadian Pacific Railway Ltd.	17	3,780
Cenovus Energy, Inc.	130	1,220
Enbridge, Inc.	144	5,057
George Weston Ltd.	35	2,946
Hydro One Ltd.(b)	174	3,219
IA Financial Corp., Inc.	94	4,280
Intact Financial Corp.	39	3,928
Loblaw Cos., Ltd.	57	3,249
Magna International, Inc.	44	2,347
Manulife Financial Corp.	180	3,304
Metro, Inc.	98	4,318
Nutrien Ltd.(a)	74	3,689
Ritchie Bros Auctioneers, Inc.(a)	75	2,992
Royal Bank of Canada	66	5,357
Saputo, Inc.	97	2,983
Shopify, Inc. Class A*	9	2,803
SNC-Lavalin Group, Inc.(a)	78	1,099
Suncor Energy, Inc.	146	4,608
TC Energy Corp.(a)	77	3,990
Toronto-Dominion Bank (The)	85	4,959
Wheaton Precious Metals Corp.(a)	137	3,595

Total Canada		95,457

Chile - 0.1%
Banco Santander Chile	24,205	1,708

China - 2.2%
Bank of China Ltd. Class H	10,000	3,929
China Conch Venture Holdings Ltd.	500	1,850
China Construction Bank Corp. Class H	8,000	6,102
China Petroleum & Chemical Corp. Class H	4,000	2,378
CNOOC Ltd.	2,000	3,051
Country Garden Holdings Co., Ltd.	1,000	1,267
CSPC Pharmaceutical Group Ltd.	2,000	4,016
ENN Energy Holdings Ltd.	100	1,034
Geely Automobile Holdings Ltd.	1,000	1,696
Industrial & Commercial Bank of China Ltd. Class H	7,000	4,688
Lenovo Group Ltd.	2,000	1,334
Prosus N.V.*	30	2,203
Shenzhou International Group Holdings Ltd.	300	3,919
Sino Biopharmaceutical Ltd.	2,000	2,541
Sunny Optical Technology Group Co., Ltd.	100	1,469
Tencent Holdings Ltd.	500	21,060
Want Want China Holdings Ltd.	2,000	1,600
Yum China Holdings, Inc.	55	2,499

Total China		66,636

Denmark - 0.5%
DSV A/S	33	3,141
ISS A/S	93	2,302
Novo Nordisk A/S Class B	130	6,684
Pandora A/S	17	682
Vestas Wind Systems A/S	21	1,631

Total Denmark		14,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2019

Investments	Shares	Value
Finland - 0.4%
Elisa Oyj	60	$3,094
Nokia Oyj	592	3,001
Nordea Bank Abp	241	1,711
Orion Oyj Class B	27	1,008
Stora Enso Oyj Class R	79	952
UPM-Kymmene Oyj	62	1,833

Total Finland		11,599

France - 3.7%
Accor S.A.	65	2,711
Air Liquide S.A.	35	4,983
Airbus SE	42	5,458
Arkema S.A.	32	2,983
Atos SE	19	1,340
AXA S.A.	129	3,295
BNP Paribas S.A.	73	3,555
Capgemini SE	34	4,007
Covivio	30	3,176
Danone S.A.	48	4,229
Engie S.A.	202	3,299
EssilorLuxottica S.A.	25	3,604
Kering S.A.	6	3,058
L’Oreal S.A.	13	3,641
Legrand S.A.	50	3,569
LVMH Moet Hennessy Louis Vuitton SE	22	8,746
Orange S.A.	179	2,809
Publicis Groupe S.A.	38	1,869
Safran S.A.	24	3,780
Sanofi	77	7,140
Schneider Electric SE	56	4,915
Societe Generale S.A.	67	1,836
TOTAL S.A.	156	8,144
Unibail-Rodamco-Westfield	16	2,333
Valeo S.A.	39	1,265
Veolia Environnement S.A.	136	3,449
Vinci S.A.	50	5,387
Vivendi S.A.	126	3,459
Worldline S.A.*(b)	17	1,073

Total France		109,113

Germany - 2.4%
adidas AG	14	4,360
Allianz SE Registered Shares	24	5,595
BASF SE	51	3,565
Bayer AG Registered Shares	62	4,373
Daimler AG Registered Shares	60	2,984
Deutsche Bank AG Registered Shares	190	1,423
Deutsche Telekom AG Registered Shares	211	3,541
Deutsche Wohnen SE Bearer Shares	86	3,140
E.ON SE	207	2,013
Fresenius SE & Co. KGaA	40	1,871
HeidelbergCement AG	24	1,735
Infineon Technologies AG	156	2,808
MTU Aero Engines AG	11	2,924
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	14	3,623
OSRAM Licht AG	29	1,276
Rheinmetall AG	26	3,289
RWE AG	69	2,158
SAP SE	90	10,585
Scout24 AG(b)	48	2,737
Siemens AG Registered Shares	47	5,034
ThyssenKrupp AG	67	928
Wirecard AG	15	2,400

Total Germany		72,362

Hong Kong - 0.7%
AIA Group Ltd.	1,000	9,446
Galaxy Entertainment Group Ltd.	1,000	6,219
Hang Lung Properties Ltd.	1,000	2,271
Hong Kong Exchanges & Clearing Ltd.	102	2,992

Total Hong Kong		20,928

India - 1.0%
Axis Bank Ltd.	241	2,329
HDFC Bank Ltd.	322	5,577
IndusInd Bank Ltd.	139	2,714
Infosys Ltd.	382	4,343
Larsen & Toubro Ltd.	125	2,600
Maruti Suzuki India Ltd.	21	1,990
Reliance Industries Ltd.	285	5,358
Tata Consultancy Services Ltd.	113	3,347

Total India		28,258

Ireland - 0.2%
CRH PLC	61	2,101
Kingspan Group PLC	44	2,149
Smurfit Kappa Group PLC	49	1,458

Total Ireland		5,708

Israel - 0.1%
Nice Ltd.*	21	3,087
Teva Pharmaceutical Industries Ltd.*	51	351

Total Israel		3,438

Italy - 0.6%
Assicurazioni Generali SpA	140	2,714
Eni SpA	240	3,672
Ferrari N.V.	12	1,852
Intesa Sanpaolo SpA	975	2,312
Moncler SpA	57	2,032
Snam SpA	786	3,971
UniCredit SpA	182	2,147

Total Italy		18,700

Japan - 7.6%
Ajinomoto Co., Inc.	100	1,888
Astellas Pharma, Inc.	300	4,271
Bridgestone Corp.	100	3,871
Chugoku Electric Power Co., Inc. (The)(a)	300	3,856
Daikin Industries Ltd.	100	13,121
Eisai Co., Ltd.	100	5,081
Hitachi Ltd.	200	7,445
Honda Motor Co., Ltd.	200	5,179
Hoya Corp.	100	8,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2019

Investments	Shares	Value
Isetan Mitsukoshi Holdings Ltd.(a)	200	$1,595
ITOCHU Corp.	300	6,193
Japan Exchange Group, Inc.	200	3,144
Kansai Paint Co., Ltd.	100	2,323
KDDI Corp.	200	5,228
Kintetsu Group Holdings Co., Ltd.	100	5,209
Kirin Holdings Co., Ltd.	200	4,234
Koito Manufacturing Co., Ltd.	100	4,886
Komatsu Ltd.	200	4,580
Konica Minolta, Inc.	300	2,087
Kubota Corp.	200	3,025
Mitsubishi Chemical Holdings Corp.	400	2,850
Mitsubishi Corp.	100	2,453
Mitsubishi Electric Corp.	300	3,976
Mitsubishi Gas Chemical Co., Inc.	200	2,669
Mitsubishi UFJ Financial Group, Inc.	1,100	5,582
Mizuho Financial Group, Inc.	2,500	3,831
Nagoya Railroad Co., Ltd.	100	2,989
NGK Spark Plug Co., Ltd.	100	1,904
Nikon Corp.	100	1,247
Nippon Steel Corp.	100	1,393
Nisshin Seifun Group, Inc.	200	3,697
Nomura Holdings, Inc.(a)	700	2,966
NTT DOCOMO, Inc.(a)	200	5,095
Odakyu Electric Railway Co., Ltd.	100	2,395
Oji Holdings Corp.	400	1,865
Olympus Corp.	400	5,389
Panasonic Corp.	300	2,431
Recruit Holdings Co., Ltd.	200	6,081
Ricoh Co., Ltd.	300	2,701
Sekisui House Ltd.	100	1,966
Seven & I Holdings Co., Ltd.	100	3,823
Shin-Etsu Chemical Co., Ltd.	100	10,696
Shiseido Co., Ltd.	100	7,984
SoftBank Group Corp.(a)	200	7,846
Sony Corp.	100	5,873
Stanley Electric Co., Ltd.	200	5,285
Sumitomo Mitsui Financial Group, Inc.	100	3,419
Takeda Pharmaceutical Co., Ltd.	100	3,414
Tobu Railway Co., Ltd.	100	3,238
Tokio Marine Holdings, Inc.	100	5,347
Tokyo Gas Co., Ltd.	100	2,521
Toyota Motor Corp.	100	6,677

Total Japan		224,979

Malaysia - 0.1%
CIMB Group Holdings Bhd	1,100	1,321
Genting Malaysia Bhd	1,600	1,158

Total Malaysia		2,479

Netherlands - 1.0%
Akzo Nobel N.V.	32	2,853
ASML Holding N.V.	24	5,946
ING Groep N.V.	187	1,958
Koninklijke Ahold Delhaize N.V.	98	2,453
Koninklijke DSM N.V.	28	3,370
Koninklijke KPN N.V.	980	3,057
Koninklijke Philips N.V.	90	4,170
Wolters Kluwer N.V.	65	4,746

Total Netherlands		28,553

Norway - 0.2%
Mowi ASA	90	2,079
Orkla ASA	336	3,061
Yara International ASA	33	1,423

Total Norway		6,563

Poland - 0.0%
Polski Koncern Naftowy Orlen S.A.	46	1,132

Singapore - 0.4%
City Developments Ltd.	400	2,840
Genting Singapore Ltd.	1,600	1,018
Keppel Corp., Ltd.	500	2,144
Oversea-Chinese Banking Corp., Ltd.	274	2,152
Singapore Exchange Ltd.	600	3,675

Total Singapore		11,829

South Africa - 0.4%
FirstRand Ltd.(a)	403	1,653
MTN Group Ltd.(a)	198	1,258
MultiChoice Group*	130	1,011
Naspers Ltd. Class N	30	4,541
Remgro Ltd.	209	2,249
Sasol Ltd.(a)	52	868
Standard Bank Group Ltd.	107	1,233

Total South Africa		12,813

South Korea - 1.3%
Celltrion, Inc.*	8	1,097
Hana Financial Group, Inc.	58	1,709
Hyundai Motor Co.	16	1,792
Kakao Corp.	14	1,586
KT&G Corp.	25	2,205
LG Electronics, Inc.	25	1,409
LG Household & Health Care Ltd.	2	2,185
NAVER Corp.	18	2,363
POSCO	10	1,898
Samsung Electronics Co., Ltd.	383	15,706
Samsung Fire & Marine Insurance Co., Ltd.	8	1,491
Shinhan Financial Group Co., Ltd.	68	2,376
SK Hynix, Inc.	42	2,886

Total South Korea		38,703

Spain - 0.8%
Banco Bilbao Vizcaya Argentaria S.A.	549	2,861
Banco Santander S.A.	1,088	4,432
Enagas S.A.	124	2,874
Industria de Diseno Textil S.A.	112	3,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2019

Investments	Shares	Value
Red Electrica Corp. S.A.	167	$3,393
Repsol S.A.	239	3,736
Telefonica S.A.	405	3,091

Total Spain		23,855

Sweden - 0.7%
Assa Abloy AB Class B	132	2,942
Atlas Copco AB Class A	116	3,577
Castellum AB	247	5,296
Securitas AB Class B	197	3,021
Telefonaktiebolaget LM Ericsson Class B	354	2,832
Volvo AB Class B	202	2,840

Total Sweden		20,508

Switzerland - 3.0%
ABB Ltd. Registered Shares	183	3,599
Adecco Group AG Registered Shares	54	2,990
Alcon, Inc.*	32	1,868
Cie Financiere Richemont S.A. Registered Shares	49	3,598
Credit Suisse Group AG Registered Shares*	218	2,675
Givaudan S.A. Registered Shares	2	5,584
LafargeHolcim Ltd. Registered Shares*	63	3,103
Nestle S.A. Registered Shares	207	22,478
Novartis AG Registered Shares	163	14,146
Roche Holding AG Genusschein	40	11,651
Schindler Holding AG Participation Certificate	15	3,358
Swatch Group AG (The) Registered Shares	50	2,515
Temenos AG Registered Shares*	19	3,182
UBS Group AG Registered Shares*	314	3,568
Zurich Insurance Group AG	13	4,980

Total Switzerland		89,295

Taiwan - 1.1%
China Development Financial Holding Corp.	12,000	3,574
E.Sun Financial Holding Co., Ltd.	5,360	4,535
Pegatron Corp.	1,000	1,741
Taishin Financial Holding Co., Ltd.	8,062	3,599
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	17,534
United Microelectronics Corp.	5,000	2,160

Total Taiwan		33,143

Thailand - 0.1%
PTT Global Chemical PCL NVDR	1,100	1,933

United Kingdom - 5.7%
Anglo American PLC	151	3,482
AstraZeneca PLC	93	8,321
Babcock International Group PLC	289	1,987
BAE Systems PLC	337	2,367
Barclays PLC	1,229	2,278
BP PLC	1,444	9,178
British American Tobacco PLC	161	5,967
BT Group PLC	767	1,688
Bunzl PLC	107	2,802
Carnival PLC	44	1,827
Centrica PLC	785	713
Cobham PLC*	1,042	2,014
Compass Group PLC	190	4,901
Diageo PLC	166	6,818
Fiat Chrysler Automobiles N.V.	92	1,191
GlaxoSmithKline PLC	315	6,772
Hays PLC	1,044	1,940
HSBC Holdings PLC	1,117	8,598
Imperial Brands PLC	82	1,847
Intertek Group PLC	56	3,780
ITV PLC	1,130	1,753
Kingfisher PLC	683	1,741
Land Securities Group PLC	253	2,670
Linde PLC	57	11,042
Lloyds Banking Group PLC	5,059	3,374
Melrose Industries PLC	849	2,109
National Grid PLC	397	4,314
Pennon Group PLC	246	2,507
Prudential PLC	232	4,217
Reckitt Benckiser Group PLC	54	4,222
Rentokil Initial PLC	678	3,908
Rio Tinto PLC	73	3,786
Royal Dutch Shell PLC Class A	330	9,695
Royal Dutch Shell PLC Class B	201	5,935
Smith & Nephew PLC	181	4,370
St. James’s Place PLC	228	2,752
Standard Chartered PLC	442	3,727
TechnipFMC PLC	87	2,088
Unilever N.V.	108	6,493
Unilever PLC	96	5,785
Vodafone Group PLC	1,845	3,683

Total United Kingdom		168,642

United States - 57.8%
3M Co.	37	6,083
Abbott Laboratories	124	10,375
AbbVie, Inc.	103	7,799
ABIOMED, Inc.*	4	712
Activision Blizzard, Inc.	62	3,281
Adobe, Inc.*	38	10,497
AES Corp.	172	2,810
Aflac, Inc.	78	4,081
Agilent Technologies, Inc.	46	3,525
Air Products & Chemicals, Inc.	21	4,659
Akamai Technologies, Inc.*	31	2,833
Alexion Pharmaceuticals, Inc.*	21	2,057
Align Technology, Inc.*	8	1,447
Alliant Energy Corp.	81	4,368
Allstate Corp. (The)	35	3,804
Alphabet, Inc. Class A*	21	25,644
Alphabet, Inc. Class C*	18	21,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2019

Investments	Shares	Value
Altria Group, Inc.	118	$4,826
Amazon.com, Inc.*	29	50,341
American Airlines Group, Inc.(a)	61	1,645
American Express Co.	45	5,323
American International Group, Inc.	71	3,955
American Tower Corp.	34	7,518
AmerisourceBergen Corp.	26	2,141
Amgen, Inc.	41	7,934
Analog Devices, Inc.	42	4,693
ANSYS, Inc.*	21	4,649
Anthem, Inc.	20	4,802
Apache Corp.	52	1,331
Apple, Inc.	275	61,592
Applied Materials, Inc.	78	3,892
Archer-Daniels-Midland Co.	62	2,546
Arista Networks, Inc.*	8	1,911
Arrow Electronics, Inc.*	46	3,431
Arthur J. Gallagher & Co.	52	4,658
Aspen Technology, Inc.*	31	3,815
AT&T, Inc.	470	17,785
Autodesk, Inc.*	27	3,988
Automatic Data Processing, Inc.	35	5,650
AvalonBay Communities, Inc.	22	4,737
Baker Hughes a GE Co.	42	974
Bank of America Corp.	552	16,102
Bank of New York Mellon Corp. (The)	79	3,572
Baxter International, Inc.	61	5,336
Becton, Dickinson and Co.	23	5,818
Berkshire Hathaway, Inc. Class B*	100	20,802
Biogen, Inc.*	15	3,492
Blackbaud, Inc.	21	1,897
BlackRock, Inc.	7	3,119
Boeing Co. (The)	35	13,316
Booking Holdings, Inc.*	3	5,888
Boston Scientific Corp.*	132	5,371
Bristol-Myers Squibb Co.	117	5,933
Broadcom, Inc.	27	7,454
BWX Technologies, Inc.	55	3,147
Cabot Oil & Gas Corp.	55	966
Capital One Financial Corp.	47	4,276
Cardinal Health, Inc.	42	1,982
CarMax, Inc.*	32	2,816
Caterpillar, Inc.	42	5,305
CBS Corp. Class B Non-Voting Shares	45	1,817
CDW Corp.	36	4,437
Celgene Corp.*	54	5,362
CenturyLink, Inc.	110	1,373
Charles Schwab Corp. (The)	92	3,848
Charter Communications, Inc. Class A*	14	5,770
Chemours Co. (The)	38	568
Chevron Corp.	121	14,351
Chipotle Mexican Grill, Inc.*	2	1,681
Church & Dwight Co., Inc.	56	4,213
Cigna Corp.	33	5,009
Cimarex Energy Co.	20	959
Cisco Systems, Inc.	281	13,884
CIT Group, Inc.	65	2,945
Citigroup, Inc.	161	11,122
Citizens Financial Group, Inc.	77	2,723
Citrix Systems, Inc.	36	3,475
CME Group, Inc.	24	5,072
Coca-Cola Co. (The)	245	13,338
Cognizant Technology Solutions Corp. Class A	39	2,350
Colgate-Palmolive Co.	60	4,411
Comcast Corp. Class A	287	12,938
Comerica, Inc.	39	2,574
Conagra Brands, Inc.	68	2,086
Concho Resources, Inc.	18	1,222
ConocoPhillips	81	4,615
Constellation Brands, Inc. Class A	14	2,902
Corning, Inc.	122	3,479
Corteva, Inc.*	53	1,484
Costco Wholesale Corp.	29	8,355
Crown Castle International Corp.	38	5,282
CSX Corp.	68	4,710
Cummins, Inc.	19	3,091
CVS Health Corp.	108	6,812
D.R. Horton, Inc.	63	3,321
Danaher Corp.	45	6,499
DaVita, Inc.*	31	1,769
Deere & Co.	25	4,217
Dell Technologies, Inc. Class C*	33	1,711
Delta Air Lines, Inc.	66	3,802
Dentsply Sirona, Inc.	46	2,452
Devon Energy Corp.	68	1,636
DexCom, Inc.*	11	1,642
Digital Realty Trust, Inc.	18	2,337
Dollar General Corp.	30	4,768
Dollar Tree, Inc.*	26	2,968
Dominion Energy, Inc.	69	5,592
Dover Corp.	38	3,783
Dow, Inc.*	53	2,525
Duke Energy Corp.	55	5,272
DuPont de Nemours, Inc.	53	3,779
DXC Technology Co.	29	856
E*TRADE Financial Corp.	53	2,316
Eaton Vance Corp.	68	3,055
eBay, Inc.	91	3,547
Edwards Lifesciences Corp.*	18	3,958
Electronic Arts, Inc.*	27	2,641
Eli Lilly & Co.	66	7,381
Emerson Electric Co.	70	4,680
EOG Resources, Inc.	38	2,820
EPR Properties	47	3,612
Equinix, Inc.	9	5,191
Estee Lauder Cos., Inc. (The) Class A	21	4,178
Evergy, Inc.	58	3,860
Exelon Corp.	101	4,879
Expeditors International of Washington, Inc.	51	3,789
Exxon Mobil Corp.	267	18,853
F5 Networks, Inc.*	21	2,949
Facebook, Inc. Class A*	161	28,671
FedEx Corp.	19	2,766
Fifth Third Bancorp	123	3,368
First Republic Bank	28	2,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2019

Investments	Shares	Value
FirstEnergy Corp.	80	$3,858
FleetCor Technologies, Inc.*	14	4,015
Ford Motor Co.	339	3,105
Fox Corp. Class A	34	1,072
Freeport-McMoRan, Inc.	141	1,349
Gartner, Inc.*	25	3,575
General Dynamics Corp.	22	4,020
General Electric Co.	530	4,738
General Motors Co.	92	3,448
Gentex Corp.	74	2,038
Genuine Parts Co.	34	3,386
Gilead Sciences, Inc.	90	5,704
Goldman Sachs Group, Inc. (The)	24	4,974
Halliburton Co.	116	2,187
Hartford Financial Services Group, Inc. (The)	55	3,334
Hasbro, Inc.	20	2,374
HCA Healthcare, Inc.	20	2,408
Healthcare Realty Trust, Inc.	120	4,020
HEICO Corp. Class A	21	2,044
Hess Corp.	48	2,903
Hewlett Packard Enterprise Co.	154	2,336
Hexcel Corp.	47	3,860
Home Depot, Inc. (The)	76	17,634
Honeywell International, Inc.	48	8,122
HP, Inc.	142	2,687
Humana, Inc.	13	3,324
Huntington Bancshares, Inc.	211	3,011
IAC/InterActiveCorp*	11	2,398
Illumina, Inc.*	13	3,955
Incyte Corp.*	20	1,485
Intel Corp.	289	14,892
Intercontinental Exchange, Inc.	45	4,152
International Business Machines Corp.	56	8,144
International Paper Co.	57	2,384
Intuit, Inc.	28	7,446
Intuitive Surgical, Inc.*	10	5,399
IQVIA Holdings, Inc.*	22	3,286
J.M. Smucker Co. (The)	24	2,640
Jack Henry & Associates, Inc.	24	3,503
Jacobs Engineering Group, Inc.	28	2,562
Johnson & Johnson	162	20,960
JPMorgan Chase & Co.	205	24,126
KeyCorp	150	2,676
Kimberly-Clark Corp.	35	4,972
Kinder Morgan, Inc.	158	3,256
Kraft Heinz Co. (The)	38	1,062
Kroger Co. (The)	78	2,011
Lam Research Corp.	13	3,004
Lear Corp.	16	1,886
Lincoln National Corp.	41	2,473
LKQ Corp.*	94	2,956
Lockheed Martin Corp.	17	6,631
Lowe’s Cos., Inc.	61	6,708
M&T Bank Corp.	18	2,843
Marathon Petroleum Corp.	46	2,795
MarketAxess Holdings, Inc.	8	2,620
Marriott International, Inc. Class A	34	4,229
Masco Corp.	77	3,209
MasterCard, Inc. Class A	64	17,380
Maxim Integrated Products, Inc.	53	3,069
McCormick & Co., Inc. Non-Voting Shares	21	3,282
McDonald’s Corp.	50	10,735
McKesson Corp.	19	2,597
Merck & Co., Inc.	161	13,553
MetLife, Inc.	76	3,584
Mettler-Toledo International, Inc.*	5	3,522
MGM Resorts International	74	2,051
Microchip Technology, Inc.(a)	30	2,787
Micron Technology, Inc.*	84	3,599
Microsoft Corp.	502	69,793
Mohawk Industries, Inc.*	14	1,737
Mondelez International, Inc. Class A	112	6,196
Moody’s Corp.	22	4,506
Morgan Stanley	95	4,054
MSCI, Inc.	19	4,137
National Retail Properties, Inc.	72	4,061
Netflix, Inc.*	30	8,029
Newmont Goldcorp Corp.	52	1,972
NextEra Energy, Inc.	41	9,553
NIKE, Inc. Class B	101	9,486
Norfolk Southern Corp.	26	4,671
Northrop Grumman Corp.	13	4,872
Nucor Corp.	41	2,087
NVIDIA Corp.	44	7,659
O’Reilly Automotive, Inc.*	8	3,188
Occidental Petroleum Corp.	73	3,246
Omnicom Group, Inc.	40	3,132
Oracle Corp.	175	9,630
PayPal Holdings, Inc.*	90	9,323
People’s United Financial, Inc.	198	3,096
PepsiCo, Inc.	94	12,887
Pfizer, Inc.	365	13,114
Philip Morris International, Inc.	92	6,986
Phillips 66	39	3,994
Pinnacle West Capital Corp.	39	3,786
Pioneer Natural Resources Co.	18	2,264
PNC Financial Services Group, Inc. (The)	38	5,326
Pool Corp.	16	3,227
Portland General Electric Co.	74	4,171
PPG Industries, Inc.	25	2,963
PPL Corp.	82	2,582
Principal Financial Group, Inc.	46	2,628
Procter & Gamble Co. (The)	164	20,398
Progressive Corp. (The)	58	4,481
Prologis, Inc.	73	6,221
Prudential Financial, Inc.	40	3,598
Public Service Enterprise Group, Inc.	59	3,663
Public Storage	18	4,415
QUALCOMM, Inc.	84	6,408
Qurate Retail, Inc.*	93	959
Raytheon Co.	25	4,905
Realty Income Corp.	52	3,987
Regency Centers Corp.	50	3,475
Regeneron Pharmaceuticals, Inc.*	7	1,942
Regions Financial Corp.	199	3,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2019

Investments	Shares	Value
Resideo Technologies, Inc.*	45	$646
Rockwell Automation, Inc.	20	3,296
Roper Technologies, Inc.	15	5,349
Ross Stores, Inc.	40	4,394
S&P Global, Inc.	25	6,125
salesforce.com, Inc.*	61	9,055
Sempra Energy	32	4,724
Service Corp. International	77	3,681
ServiceNow, Inc.*	14	3,554
Sherwin-Williams Co. (The)	8	4,399
Silicon Laboratories, Inc.*	27	3,006
Simon Property Group, Inc.	28	4,358
Snap-on, Inc.	14	2,192
Southwest Airlines Co.	50	2,701
Southwest Gas Holdings, Inc.	31	2,822
Splunk, Inc.*	20	2,357
Square, Inc. Class A*(a)	36	2,230
Starbucks Corp.	89	7,869
State Street Corp.	38	2,249
Stryker Corp.	26	5,624
SunTrust Banks, Inc.	60	4,128
Synchrony Financial	70	2,386
Synopsys, Inc.*	44	6,039
Sysco Corp.	45	3,573
T. Rowe Price Group, Inc.	35	3,999
Target Corp.	43	4,597
Tesla, Inc.*	10	2,409
Texas Instruments, Inc.	65	8,401
Thermo Fisher Scientific, Inc.	27	7,864
Tractor Supply Co.	25	2,261
Travelers Cos., Inc. (The)	23	3,420
Twitter, Inc.*	53	2,184
U.S. Bancorp	87	4,815
Union Pacific Corp.	51	8,261
United Airlines Holdings, Inc.*	20	1,768
United Parcel Service, Inc. Class B	42	5,032
United Technologies Corp.	58	7,918
UnitedHealth Group, Inc.	61	13,257
Unum Group	64	1,902
Valero Energy Corp.	43	3,665
Ventas, Inc.	52	3,798
Verizon Communications, Inc.	249	15,030
Vertex Pharmaceuticals, Inc.*	25	4,236
Visa, Inc. Class A	120	20,641
Vulcan Materials Co.	18	2,722
W.W. Grainger, Inc.	7	2,080
Wabtec Corp.	20	1,437
Walgreens Boots Alliance, Inc.	51	2,821
Walmart, Inc.	81	9,613
Walt Disney Co. (The)	124	16,160
Wells Fargo & Co.	249	12,560
Welltower, Inc.	55	4,986
Western Digital Corp.	29	1,730
Weyerhaeuser Co.	108	2,992
Workday, Inc. Class A*	12	2,040
Wynn Resorts Ltd.	13	1,413
Zimmer Biomet Holdings, Inc.	21	2,883
Zions Bancorp NA	68	3,027
Zoetis, Inc.	52	6,479

Total United States		1,722,517

TOTAL COMMON STOCKS (Cost: $3,056,829)		2,921,908

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c) (Cost: $24,772)(d)	24,772	24,772

TOTAL INVESTMENTS IN SECURITIES - 98.9% (Cost: $3,081,601)		2,946,680
Other Assets less Liabilities - 1.1%		32,006

NET ASSETS - 100.0%		$2,978,686

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $36,406 and the total market value of the collateral held by the Fund was $38,144. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,372.

NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

China - 99.7%

Aerospace & Defense - 0.6%
AECC Aero-Engine Control Co., Ltd. Class A	2,600	$4,964
AECC Aviation Power Co., Ltd. Class A	5,800	17,770
AVIC Aircraft Co., Ltd. Class A	7,800	16,991
AVIC Electromechanical Systems Co., Ltd. Class A	7,800	7,113
AVIC Shenyang Aircraft Co., Ltd. Class A*	2,000	8,686
AviChina Industry & Technology Co., Ltd. Class H	14,926	7,330
AVICOPTER PLC Class A	2,500	15,732
China Aerospace Times Electronics Co., Ltd. Class A*	10,400	8,785
China Avionics Systems Co., Ltd. Class A	2,600	5,172
China Spacesat Co., Ltd. Class A	3,900	11,839

Total Aerospace & Defense		104,382

Air Freight & Logistics - 0.6%
CMST Development Co., Ltd. Class A	5,200	3,606
SF Holding Co., Ltd. Class A	3,500	19,328
Sinotrans Ltd. Class A	7,100	4,227
STO Express Co., Ltd. Class A	1,700	5,475
YTO Express Group Co., Ltd. Class A	1,900	3,064
Yunda Holding Co., Ltd. Class A	2,600	12,529
ZTO Express Cayman, Inc. ADR	2,278	48,590

Total Air Freight & Logistics		96,819

Airlines - 0.6%
Air China Ltd. Class A	12,300	13,785
Air China Ltd. Class H	9,096	8,006
China Eastern Airlines Corp., Ltd. Class A*	29,900	21,697
China Eastern Airlines Corp., Ltd. Class H*	3,678	1,788
China Southern Airlines Co., Ltd. Class A	18,600	17,275
China Southern Airlines Co., Ltd. Class H	21,096	12,782
Hainan Airlines Holding Co., Ltd. Class A*	70,600	17,901
Juneyao Airlines Co., Ltd. Class A*	2,900	5,554
Spring Airlines Co., Ltd. Class A	1,500	8,941

Total Airlines		107,729

Auto Components - 0.4%
Fuyao Glass Industry Group Co., Ltd. Class A	8,400	25,276
Fuyao Glass Industry Group Co., Ltd. Class H(a)	5,200	14,427
Huayu Automotive Systems Co., Ltd. Class A	8,200	26,995

Total Auto Components		66,698

Automobiles - 1.2%
BYD Co., Ltd. Class A	5,100	34,851
BYD Co., Ltd. Class H(b)	3,186	15,911
Geely Automobile Holdings Ltd.(b)	28,162	47,778
Great Wall Motor Co., Ltd. Class A	5,400	5,825
Great Wall Motor Co., Ltd. Class H(b)	25,692	17,206
Guangzhou Automobile Group Co., Ltd. Class A	1,625	2,793
Guangzhou Automobile Group Co., Ltd. Class H	15,265	14,604
SAIC Motor Corp., Ltd. Class A	18,200	60,629

Total Automobiles		199,597

Banks - 14.5%
Agricultural Bank of China Ltd. Class A	208,900	101,254
Agricultural Bank of China Ltd. Class H	160,334	62,789
Bank of China Ltd. Class A	132,900	66,651
Bank of China Ltd. Class H	441,292	173,378
Bank of Communications Co., Ltd. Class A	116,700	89,098
Bank of Communications Co., Ltd. Class H	126,080	82,344
China CITIC Bank Corp., Ltd. Class A	18,200	14,380
China CITIC Bank Corp., Ltd. Class H	67,451	35,965
China Construction Bank Corp. Class A	38,300	37,504
China Construction Bank Corp. Class H	545,683	416,254
China Merchants Bank Co., Ltd. Class A	75,100	365,590
China Merchants Bank Co., Ltd. Class H	21,033	100,075
China Minsheng Banking Corp., Ltd. Class A	185,540	156,471
China Minsheng Banking Corp., Ltd. Class H	40,040	27,223
Industrial & Commercial Bank of China Ltd. Class A	128,300	99,392
Industrial & Commercial Bank of China Ltd. Class H	432,843	289,872
Industrial Bank Co., Ltd. Class A	83,900	206,036
Shanghai Pudong Development Bank Co., Ltd. Class A	88,800	147,287

Total Banks		2,471,563

Beverages - 4.7%
China Resources Beer Holdings Co., Ltd.	8,562	45,380
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	2,900	42,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2019

Investments	Shares	Value
Kweichow Moutai Co., Ltd. Class A	2,700	$434,972
Luzhou Laojiao Co., Ltd. Class A	4,500	53,722
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,500	16,245
Tsingtao Brewery Co., Ltd. Class A	2,500	16,986
Tsingtao Brewery Co., Ltd. Class H	1,734	10,462
Wuliangye Yibin Co., Ltd. Class A	9,800	178,197

Total Beverages		798,214

Biotechnology - 0.8%
3SBio, Inc.*(a)	8,157	13,527
BeiGene Ltd. ADR*(b)	206	25,227
Beijing SL Pharmaceutical Co., Ltd. Class A	3,900	6,818
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,804	7,175
China Biologic Products Holdings, Inc.*(b)	169	19,345
Hualan Biological Engineering, Inc. Class A	5,700	27,389
Innovent Biologics, Inc.*(a)	3,500	11,139
Jinyu Bio-Technology Co., Ltd. Class A	5,530	14,618
Shanghai RAAS Blood Products Co., Ltd. Class A*	7,600	8,304

Total Biotechnology		133,542

Building Products - 0.1%
Beijing New Building Materials PLC Class A	5,200	13,112

Capital Markets - 1.0%
CITIC Securities Co., Ltd. Class A	46,100	145,177
CITIC Securities Co., Ltd. Class H	13,308	24,920

Total Capital Markets		170,097

Chemicals - 1.6%
China Hainan Rubber Industry Group Co., Ltd. Class A	5,900	3,711
ENN Ecological Holdings Co., Ltd. Class A	2,800	4,107
Hengli Petrochemical Co., Ltd. Class A	5,920	12,382
Hengyi Petrochemical Co., Ltd. Class A	6,620	12,065
Huapont Life Sciences Co., Ltd. Class A	6,700	4,533
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A*	17,100	7,210
Kangde Xin Composite Material Group Co., Ltd. Class A*†	15,700	7,742
Kingenta Ecological Engineering Group Co., Ltd. Class A*	8,000	3,373
Kingfa Sci & Tech Co., Ltd. Class A	9,100	8,426
Lomon Billions Group Co., Ltd. Class A	2,900	5,155
Luxi Chemical Group Co., Ltd. Class A	6,500	8,969
Ningbo Shanshan Co., Ltd. Class A	3,900	5,851
North Huajin Chemical Industries Co., Ltd. Class A	5,200	4,181
Qinghai Salt Lake Industry Co., Ltd. Class A*	9,100	9,765
Rongsheng Petro Chemical Co., Ltd. Class A	7,800	11,965
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	6,900	15,881
Sichuan Hebang Biotechnology Co., Ltd. Class A*	18,500	4,017
Sinopec Shanghai Petrochemical Co., Ltd. Class A	11,700	6,835
Sinopec Shanghai Petrochemical Co., Ltd. Class H	26,000	7,562
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	5,500	3,976
Tianqi Lithium Corp. Class A	3,900	14,861
Tongkun Group Co., Ltd. Class A	5,380	9,572
Transfar Zhilian Co., Ltd. Class A	2,600	2,834
Wanhua Chemical Group Co., Ltd. Class A	7,900	48,860
Xinjiang Zhongtai Chemical Co., Ltd. Class A	7,800	7,627
Xinyangfeng Agricultural Technology Co., Ltd. Class A	3,400	4,906
YanAn Bicon Pharmaceutical Listed Co.*	900	2,077
Zhejiang Juhua Co., Ltd. Class A	5,890	5,833
Zhejiang Longsheng Group Co., Ltd. Class A	14,300	28,166
Zhejiang Runtu Co., Ltd. Class A	2,750	4,492
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	3,300	3,185

Total Chemicals		280,119

Commercial Services & Supplies - 0.3%
China Everbright International Ltd.	14,838	11,432
Country Garden Services Holdings Co., Ltd.	6,529	18,822
Jihua Group Corp., Ltd. Class A	9,100	4,538
Shanghai M&G Stationery, Inc. Class A	1,700	10,612
Tus Environmental Science And Technology Development Co., Ltd. Class A	4,980	6,586

Total Commercial Services & Supplies		51,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2019

Investments	Shares	Value
Communications Equipment - 0.7%
Fiberhome Telecommunication Technologies Co., Ltd. Class A	3,300	$12,648
Guangzhou Haige Communications Group, Inc. Co. Class A	8,200	11,257
Hengtong Optic-electric Co., Ltd. Class A	7,100	15,476
ZTE Corp. Class A*	14,200	63,676
ZTE Corp. Class H*	5,200	13,797

Total Communications Equipment		116,854

Construction & Engineering - 2.0%
Beijing Orient Landscape & Environment Co., Ltd. Class A	7,800	5,540
China CAMC Engineering Co., Ltd. Class A	2,000	2,788
China Communications Construction Co., Ltd. Class A	8,100	11,472
China Communications Construction Co., Ltd. Class H	23,939	18,719
China Gezhouba Group Co., Ltd. Class A	16,900	13,802
China National Chemical Engineering Co., Ltd. Class A	10,500	8,531
China Nuclear Engineering Corp., Ltd. Class A	2,900	2,787
China Railway Construction Corp., Ltd. Class A	24,700	32,733
China Railway Construction Corp., Ltd. Class H	13,000	14,212
China Railway Group Ltd. Class A	39,000	32,780
China Railway Group Ltd. Class H	26,000	15,787
China Railway Hi-tech Industry Co., Ltd. Class A	4,200	6,037
China State Construction Engineering Corp., Ltd. Class A	113,680	86,473
China State Construction International Holdings Ltd.	11,922	11,208
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	10,400	11,306
Metallurgical Corp. of China Ltd. Class A	25,000	9,771
Power Construction Corp. of China Ltd. Class A	26,800	17,383
Shanghai Construction Group Co., Ltd. Class A	31,600	15,006
Shanghai Tunnel Engineering Co., Ltd. Class A	10,700	8,829
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	8,200	10,419

Total Construction & Engineering		335,583

Construction Materials - 1.3%
Anhui Conch Cement Co., Ltd. Class A	12,600	72,969
Anhui Conch Cement Co., Ltd. Class H	6,460	38,359
BBMG Corp. Class A	19,500	9,069
BBMG Corp. Class H(b)	13,000	3,731
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	6,419	18,902
China Jushi Co., Ltd. Class A	13,120	14,924
China National Building Material Co., Ltd. Class H	22,129	19,873
China Resources Cement Holdings Ltd.	12,344	12,376
China West Construction Group Co., Ltd. Class A	1,900	2,933
CSG Holding Co., Ltd. Class A	12,295	7,268
Huaxin Cement Co., Ltd. Class A	3,840	10,141
Jilin Yatai Group Co., Ltd. Class A	9,400	3,911
Sichuan Shuangma Cement Co., Ltd. Class A*	1,600	3,026
Tangshan Jidong Cement Co., Ltd. Class A	2,900	6,228

Total Construction Materials		223,710

Containers & Packaging - 0.1%
ORG Technology Co., Ltd. Class A*	6,800	4,487
Shenzhen Jinjia Group Co., Ltd. Class A	5,200	7,000

Total Containers & Packaging		11,487

Diversified Consumer Services - 0.9%
New Oriental Education & Technology Group, Inc. ADR*	679	75,206
TAL Education Group ADR*	2,155	73,787

Total Diversified Consumer Services		148,993

Electrical Equipment - 1.1%
China XD Electric Co., Ltd. Class A	10,500	5,031
Dongfang Electric Corp., Ltd. Class A	6,500	8,386
Fangda Carbon New Material Co., Ltd. Class A*	10,667	17,364
Fullshare Holdings Ltd.*	50,598	1,646
Guangdong LY Intelligent Manufacturing Co., Ltd. Class A*	6,000	7,867
Guoxuan High-Tech Co., Ltd. Class A	3,900	6,835
Hongfa Technology Co., Ltd. Class A	3,680	13,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2019

Investments	Shares	Value
Jiangsu Zhongtian Technology Co., Ltd. Class A	11,700	$14,161
NARI Technology Co., Ltd. Class A	9,100	26,070
Shanghai Electric Group Co., Ltd. Class A	22,100	15,542
Shanghai Electric Group Co., Ltd. Class H	1,225	395
TBEA Co., Ltd. Class A	19,500	17,756
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	10,800	18,942
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	4,122	4,879
Zhejiang Chint Electrics Co., Ltd. Class A	4,500	13,761
Zhuzhou CRRC Times Electric Co., Ltd. Class H	3,900	16,143

Total Electrical Equipment		187,816

Electronic Equipment, Instruments & Components - 3.3%
AAC Technologies Holdings, Inc.	3,186	16,866
AVIC Jonhon Optronic Technology Co., Ltd. Class A	2,850	16,441
BOE Technology Group Co., Ltd. Class A	151,900	79,797
Foxconn Industrial Internet Co., Ltd. Class A	6,800	13,717
GoerTek, Inc. Class A	11,000	27,090
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	22,500	101,809
Kingboard Holdings Ltd.	3,186	8,433
Luxshare Precision Industry Co., Ltd. Class A	17,016	63,789
NAURA Technology Group Co., Ltd. Class A	900	8,268
OFILM Group Co., Ltd. Class A*	10,400	17,337
Shengyi Technology Co., Ltd. Class A	5,900	20,613
Shennan Circuits Co., Ltd. Class A	360	7,615
Sunny Optical Technology Group Co., Ltd.	3,900	57,311
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	5,200	14,351
Tianma Microelectronics Co., Ltd. Class A	5,600	10,842
Tunghsu Optoelectronic Technology Co., Ltd. Class A	22,200	17,664
Unigroup Guoxin Microelectronics Co., Ltd. Class A	2,000	14,314
Unisplendour Corp., Ltd. Class A	4,280	18,875
Westone Information Industry, Inc. Class A	2,800	10,940
Wingtech Technology Co., Ltd. Class A*	1,500	14,854
Zhejiang Dahua Technology Co., Ltd. Class A	8,100	19,596

Total Electronic Equipment, Instruments & Components		560,522

Entertainment - 0.6%
NetEase, Inc. ADR	416	110,731

Food & Staples Retailing - 0.2%
Sun Art Retail Group Ltd.	17,967	18,243
Yonghui Superstores Co., Ltd. Class A	19,800	24,659

Total Food & Staples Retailing		42,902

Food Products - 2.6%
China Mengniu Dairy Co., Ltd.*	16,158	60,494
Dali Foods Group Co., Ltd.(a)	13,000	7,976
Foshan Haitian Flavouring & Food Co., Ltd. Class A	4,200	64,668
Guangdong Haid Group Co., Ltd. Class A	3,900	17,101
Henan Shuanghui Investment & Development Co., Ltd. Class A	5,600	19,377
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	27,120	108,352
Muyuan Foodstuff Co., Ltd. Class A	4,340	42,863
New Hope Liuhe Co., Ltd. Class A	12,100	29,104
Tingyi Cayman Islands Holding Corp.	11,329	15,954
Want Want China Holdings Ltd.	40,479	32,375
WH Group Ltd.(a)	54,360	48,678

Total Food Products		446,942

Gas Utilities - 0.5%
Beijing Enterprises Holdings Ltd.	3,267	15,024
China Gas Holdings Ltd.	11,600	44,835
China Resources Gas Group Ltd.	5,412	26,751

Total Gas Utilities		86,610

Health Care Equipment & Supplies - 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,900	11,801
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	11,836	12,184

Total Health Care Equipment & Supplies		23,985

Health Care Providers & Services - 0.7%
China National Accord Medicines Corp., Ltd. Class A	700	4,265
China Reform Health Management and Services Group Co., Ltd. Class A*	2,900	7,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2019

Investments	Shares	Value
Huadong Medicine Co., Ltd. Class A	4,600	$16,883
Jointown Pharmaceutical Group Co., Ltd. Class A	3,900	7,796
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	11,616	19,787
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	6,500	16,572
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	4,660	8,441
Sinopharm Group Co., Ltd. Class H	7,504	23,500
Topchoice Medical Investment Corp. Class A*	1,100	15,795

Total Health Care Providers & Services		120,165

Health Care Technology - 0.0%
Ping An Healthcare and Technology Co., Ltd.*(a)(b)	885	5,176

Hotels, Restaurants & Leisure - 1.3%
China International Travel Service Corp., Ltd. Class A	5,100	66,486
Haidilao International Holding Ltd.(a)(b)	4,334	18,521
Huazhu Group Ltd. ADR(b)	718	23,708
Shenzhen Overseas Chinese Town Co., Ltd. Class A	19,500	19,204
Yum China Holdings, Inc.	2,109	95,812

Total Hotels, Restaurants & Leisure		223,731

Household Durables - 2.7%
Gree Electric Appliances, Inc. of Zhuhai Class A	24,300	195,056
Haier Electronics Group Co., Ltd.	9,848	25,690
Haier Smart Home Co., Ltd. Class A	21,400	45,867
Midea Group Co., Ltd. Class A	26,351	188,633
Oppein Home Group, Inc. Class A	200	3,123
Zhejiang Supor Co., Ltd. Class A	800	8,039

Total Household Durables		466,408

Independent Power & Renewable Electricity Producers - 1.9%
CGN Power Co., Ltd. Class H(a)	65,000	16,417
China National Nuclear Power Co., Ltd. Class A	26,300	19,490
China Resources Power Holdings Co., Ltd.	10,104	12,257
China Yangtze Power Co., Ltd. Class A	51,700	132,031
Datang International Power Generation Co., Ltd. Class A	12,100	4,543
GD Power Development Co., Ltd. Class A	66,700	22,332
Huadian Power International Corp., Ltd. Class A	17,100	8,576
Huaneng Power International, Inc. Class A	24,070	19,557
Huaneng Power International, Inc. Class H	26,000	12,503
Hubei Energy Group Co., Ltd. Class A	11,900	6,785
SDIC Power Holdings Co., Ltd. Class A	20,100	25,370
Shanghai Electric Power Co., Ltd. Class A	5,200	5,748
Shenergy Co., Ltd. Class A	14,300	11,118
Shenzhen Energy Group Co., Ltd. Class A	6,500	5,263
Sichuan Chuantou Energy Co., Ltd. Class A	13,400	18,734
Zhejiang Zheneng Electric Power Co., Ltd. Class A	18,500	10,107

Total Independent Power & Renewable Electricity Producers		330,831

Industrial Conglomerates - 0.2%
China Baoan Group Co., Ltd. Class A	14,000	8,649
CITIC Ltd.	13,308	16,806
Shanghai Industrial Holdings Ltd.	613	1,142

Total Industrial Conglomerates		26,597

Insurance - 7.4%
China Life Insurance Co., Ltd. Class A	8,800	33,877
China Life Insurance Co., Ltd. Class H	42,158	97,659
China Pacific Insurance Group Co., Ltd. Class A	15,166	74,084
China Pacific Insurance Group Co., Ltd. Class H	14,938	54,878
People’s Insurance Co. Group of China Ltd. (The) Class A	5,700	6,867
People’s Insurance Co. Group of China Ltd. (The) Class H	40,734	16,316
Ping An Insurance Group Co. of China Ltd. Class A	52,200	636,485
Ping An Insurance Group Co. of China Ltd. Class H	29,493	338,782

Total Insurance		1,258,948

Interactive Media & Services - 8.8%
Baidu, Inc. ADR*	1,548	159,073
Tencent Holdings Ltd.	31,776	1,338,423

Total Interactive Media & Services		1,497,496

Internet & Direct Marketing Retail - 10.7%
Alibaba Group Holding Ltd. ADR*	8,558	1,431,155
Ctrip.com International Ltd. ADR*	2,252	65,961
JD.com, Inc. ADR*	4,887	137,862
Meituan Dianping Class B*	19,580	200,061

Total Internet & Direct Marketing Retail		1,835,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2019

Investments	Shares	Value
IT Services - 0.3%
China TransInfo Technology Co., Ltd. Class A	3,300	$8,155
DHC Software Co., Ltd. Class A	11,900	11,236
GDS Holdings Ltd. ADR*(b)	339	13,587
TravelSky Technology Ltd. Class H	5,051	10,489

Total IT Services		43,467

Life Sciences Tools & Services - 0.4%
Genscript Biotech Corp.*	4,691	8,988
WuXi AppTec Co., Ltd. Class A	2,300	27,935
Wuxi Biologics Cayman, Inc.*(a)	2,525	25,767

Total Life Sciences Tools & Services		62,690

Machinery - 2.6%
China Conch Venture Holdings Ltd.	8,500	31,444
China CSSC Holdings Ltd. Class A	3,900	12,025
China First Heavy Industries Class A*	15,900	6,504
China International Marine Containers Group Co., Ltd. Class A	6,700	9,555
China Shipbuilding Industry Co., Ltd. Class A	60,400	46,622
CITIC Heavy Industries Co., Ltd. Class A	9,700	5,204
CRRC Corp., Ltd. Class A	50,700	51,990
CRRC Corp., Ltd. Class H	26,000	18,142
Fujian Longking Co., Ltd. Class A	5,200	7,233
Haitian International Holdings Ltd.	1,225	2,509
Han’s Laser Technology Industry Group Co., Ltd. Class A	4,000	19,920
Inner Mongolia First Machinery Group Co., Ltd. Class A	3,900	5,753
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,400	7,551
North Navigation Control Technology Co., Ltd. Class A*	4,200	4,954
Sany Heavy Industry Co., Ltd. Class A	30,300	60,613
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	1,600	3,727
Shanghai Zhenhua Heavy Industries Co., Ltd. Class A	10,880	5,152
Sinotruk Hong Kong Ltd.	3,186	4,722
Tian Di Science & Technology Co., Ltd. Class A	7,800	3,584
Weichai Power Co., Ltd. Class A	27,300	42,910
Weichai Power Co., Ltd. Class H	13,000	18,739
XCMG Construction Machinery Co., Ltd. Class A	25,100	15,577
Yangzijiang Shipbuilding Holdings Ltd.	14,300	9,927
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	6,700	12,352
Zhengzhou Yutong Bus Co., Ltd. Class A	6,900	13,436
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	31,200	24,913

Total Machinery		445,058

Marine - 0.1%
COSCO Shipping Development Co., Ltd. Class A	14,100	4,958
COSCO Shipping Holdings Co., Ltd. Class A*	16,300	10,869
COSCO Shipping Holdings Co., Ltd. Class H*	13,000	4,627

Total Marine		20,454

Media - 0.2%
Focus Media Information Technology Co., Ltd. Class A	58,320	42,892

Metals & Mining - 2.9%
Aluminum Corp. of China Ltd. Class A*	37,100	18,294
Aluminum Corp. of China Ltd. Class H*	26,000	8,192
Angang Steel Co., Ltd. Class A	8,740	3,783
Angang Steel Co., Ltd. Class H(b)	3,184	1,162
Baoshan Iron & Steel Co., Ltd. Class A	47,160	39,045
Beijing Shougang Co., Ltd. Class A*	6,500	3,041
Chengtun Mining Group Co., Ltd. Class A	8,000	5,738
China Molybdenum Co., Ltd. Class A	39,500	20,142
China Molybdenum Co., Ltd. Class H(b)	33,484	11,105
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	14,300	21,775
Chongqing Iron & Steel Co., Ltd. Class A*	38,600	9,950
Ganfeng Lithium Co., Ltd. Class A	5,000	15,802
Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd. Class A*	16,200	4,221
GEM Co., Ltd. Class A	20,100	12,530
Guangdong HEC Technology Holding Co., Ltd. Class A	7,800	7,977
Hesteel Co., Ltd. Class A	29,000	10,238
Hunan Valin Steel Co., Ltd. Class A*	7,480	4,275
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	124,200	25,402
Jiangxi Copper Co., Ltd. Class A	5,600	11,273
Jiangxi Copper Co., Ltd. Class H	13,000	15,057
Jinduicheng Molybdenum Co., Ltd. Class A	5,200	5,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2019

Investments	Shares	Value
Maanshan Iron & Steel Co., Ltd. Class A	14,500	$5,464
MMG Ltd.*	4,904	1,157
Nanjing Iron & Steel Co., Ltd. Class A	12,300	5,290
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A*	35,500	14,870
SGIS Songshan Co., Ltd. Class A*	5,500	2,851
Shandong Gold Mining Co., Ltd. Class A	5,500	26,112
Shandong Iron and Steel Co., Ltd. Class A*	26,100	5,375
Shandong Nanshan Aluminum Co., Ltd. Class A	31,500	9,355
Shanxi Taigang Stainless Steel Co., Ltd. Class A	10,000	5,379
Shenghe Resources Holding Co., Ltd. Class A	4,220	5,391
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	14,350	8,121
Tongling Nonferrous Metals Group Co., Ltd. Class A	36,800	11,187
Western Mining Co., Ltd. Class A*	10,800	8,382
Xiamen Tungsten Co., Ltd. Class A	4,060	7,627
Xinxing Ductile Iron Pipes Co., Ltd. Class A	13,000	7,102
Xinyu Iron & Steel Co., Ltd. Class A	6,900	4,302
Yintai Resources Co., Ltd. Class A	3,820	6,978
Yunnan Aluminium Co., Ltd. Class A*	5,500	3,467
Yunnan Chihong Zinc & Germanium Co., Ltd. Class A	13,700	8,483
Yunnan Copper Co., Ltd. Class A*	4,500	6,329
Yunnan Tin Co., Ltd. Class A*	4,200	5,972
Zhejiang Huayou Cobalt Co., Ltd. Class A	2,612	9,847
Zhongjin Gold Corp., Ltd. Class A	10,800	13,132
Zijin Mining Group Co., Ltd. Class A	75,400	34,540
Zijin Mining Group Co., Ltd. Class H	50,775	17,552

Total Metals & Mining		488,767

Oil, Gas & Consumable Fuels - 2.9%
China Coal Energy Co., Ltd. Class A	9,500	6,548
China Coal Energy Co., Ltd. Class H	13,000	5,290
China Petroleum & Chemical Corp. Class A	61,000	42,898
China Petroleum & Chemical Corp. Class H	140,618	83,588
China Shenhua Energy Co., Ltd. Class A	13,000	34,201
China Shenhua Energy Co., Ltd. Class H	22,202	44,577
CNOOC Ltd.	93,139	142,095
COSCO Shipping Energy Transportation Co., Ltd. Class A	6,700	6,307
PetroChina Co., Ltd. Class A	77,000	66,770
PetroChina Co., Ltd. Class H	116,618	59,950

Total Oil, Gas & Consumable Fuels		492,224

Paper & Forest Products - 0.2%
Lee & Man Paper Manufacturing Ltd.	13,000	7,031
Nine Dragons Paper Holdings Ltd.	13,000	10,945
Shandong Chenming Paper Holdings Ltd. Class A	7,800	5,179
Shandong Sun Paper Industry JSC Ltd. Class A	6,500	7,221
Shanying International Holding Co., Ltd. Class A*	14,300	6,170

Total Paper & Forest Products		36,546

Personal Products - 0.2%
Hengan International Group Co., Ltd.	4,587	30,075

Pharmaceuticals - 3.7%
Beijing Tongrentang Co., Ltd. Class A	4,500	16,958
Changchun High & New Technology Industry Group, Inc. Class A	700	38,671
China Medical System Holdings Ltd.	13,000	15,455
China Resources Pharmaceutical Group Ltd.(a)	13,000	12,189
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,600	6,529
CSPC Pharmaceutical Group Ltd.	26,000	52,203
Dong-E-E-Jiao Co., Ltd. Class A	3,800	16,226
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,800	13,611
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	1,300	5,158
Humanwell Healthcare Group Co., Ltd. Class A*	5,500	9,492
Jiangsu Hengrui Medicine Co., Ltd. Class A	15,084	170,483
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	5,600	12,081
Kangmei Pharmaceutical Co., Ltd. Class A	18,200	9,918
Livzon Pharmaceutical Group, Inc. Class A	2,581	9,596
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	3,300	8,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2019

Investments	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	6,500	$23,010
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(b)	1,225	3,289
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	2,000	5,211
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	2,600	6,811
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	2,600	3,930
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	3,900	14,128
Sino Biopharmaceutical Ltd.	37,624	47,802
Tasly Pharmaceutical Group Co., Ltd. Class A	5,780	12,615
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	8,380	20,544
Yifan Pharmaceutical Co., Ltd. Class A	3,900	7,326
Yunnan Baiyao Group Co., Ltd. Class A	2,600	27,700
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,900	27,117
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	11,700	10,375
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A*	5,840	12,092
Zhejiang NHU Co., Ltd. Class A	6,420	19,237

Total Pharmaceuticals		638,573

Professional Services - 0.1%
51job, Inc. ADR*	143	10,582

Real Estate Management & Development - 5.1%
Agile Group Holdings Ltd.	8,878	10,781
Beijing Capital Development Co., Ltd. Class A	4,300	4,891
China Evergrande Group(b)	17,544	37,373
China Fortune Land Development Co., Ltd. Class A	8,900	33,626
China Jinmao Holdings Group Ltd.	25,071	14,359
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	19,300	51,343
China Overseas Land & Investment Ltd.	23,043	72,456
China Resources Land Ltd.	16,929	70,939
China Vanke Co., Ltd. Class A	32,900	119,370
China Vanke Co., Ltd. Class H	8,046	28,020
CIFI Holdings Group Co., Ltd.	13,970	8,162
Country Garden Holdings Co., Ltd.	40,838	51,729
Financial Street Holdings Co., Ltd. Class A	13,400	14,454
Future Land Development Holdings Ltd.*(b)	8,666	7,561
Gemdale Corp. Class A	20,100	32,522
Greenland Holdings Corp., Ltd. Class A	20,100	19,879
Jinke Properties Group Co., Ltd. Class A	14,600	13,417
Logan Property Holdings Co., Ltd.	7,651	10,892
Longfor Group Holdings Ltd.(a)	8,542	31,926
Oceanwide Holdings Co., Ltd. Class A	3,300	1,997
Poly Developments and Holdings Group Co., Ltd. Class A	41,400	82,935
RiseSun Real Estate Development Co., Ltd. Class A	10,400	12,063
Seazen Holdings Co., Ltd. Class A	4,100	16,300
Shanghai Industrial Urban Development Group Ltd.	613	77
Shanghai Lingang Holdings Corp., Ltd. Class A	1,500	5,506
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	3,460	6,621
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	1,720	1,930
Shimao Property Holdings Ltd.	6,500	18,987
Sunac China Holdings Ltd.	13,000	52,236
Xinhu Zhongbao Co., Ltd. Class A	26,400	10,688
Youngor Group Co., Ltd. Class A	21,800	19,576
Zall Smart Commerce Group Ltd.*	13,613	1,632
Zhejiang China Commodities City Group Co., Ltd. Class A	15,600	8,261

Total Real Estate Management & Development		872,509

Road & Rail - 0.3%
China High Speed Railway Technology Co., Ltd. Class A	10,400	4,997
Daqin Railway Co., Ltd. Class A	36,300	38,596
Guangshen Railway Co., Ltd. Class A	19,500	8,414
Guangshen Railway Co., Ltd. Class H	3,678	1,164

Total Road & Rail		53,171

Semiconductors & Semiconductor Equipment - 1.1%
GCL System Integration Technology Co., Ltd. Class A*	10,500	9,870
Gigadevice Semiconductor Beijing, Inc. Class A	600	12,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2019

Investments	Shares	Value
Hangzhou Silan Microelectronics Co., Ltd. Class A	3,900	$8,277
Jiangsu Changjiang Electronics Technology Co., Ltd. Class A*	5,000	12,054
LONGi Green Energy Technology Co., Ltd. Class A	13,780	50,634
Sanan Optoelectronics Co., Ltd. Class A	13,600	26,825
Semiconductor Manufacturing International Corp.*(b)	17,540	21,927
Shenzhen Goodix Technology Co., Ltd. Class A	800	22,795
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	9,100	15,438
Xinyi Solar Holdings Ltd.	15,600	9,353

Total Semiconductors & Semiconductor Equipment		189,393

Software - 1.2%
360 Security Technology, Inc. Class A	2,200	7,236
Aisino Corp. Class A	6,500	19,076
Beijing Shiji Information Technology Co., Ltd. Class A	1,600	8,842
China National Software & Service Co., Ltd. Class A	1,500	15,083
Glodon Co., Ltd. Class A	3,200	15,910
Hundsun Technologies, Inc. Class A	3,300	34,177
Iflytek Co., Ltd. Class A*	8,500	37,937
Kingdee International Software Group Co., Ltd.	9,340	9,841
Kingsoft Corp., Ltd.*(b)	5,200	11,038
Shanghai 2345 Network Holding Group Co., Ltd. Class A	17,300	8,022
Venustech Group, Inc. Class A	2,700	12,096
Yonyou Network Technology Co., Ltd. Class A	7,640	33,061

Total Software		212,319

Specialty Retail - 0.2%
Suning.com Co., Ltd. Class A	19,400	28,155

Technology Hardware, Storage & Peripherals - 1.0%
China Greatwall Technology Group Co., Ltd. Class A	9,800	17,710
Dawning Information Industry Co., Ltd. Class A	3,660	17,602
Inspur Electronic Information Industry Co., Ltd. Class A	4,200	15,121
Lenovo Group Ltd.	30,904	20,617
Tsinghua Tongfang Co., Ltd. Class A*	13,000	14,897
Xiaomi Corp. Class B*(a)(b)	76,266	85,611

Total Technology Hardware, Storage & Peripherals		171,558

Textiles, Apparel & Luxury Goods - 0.6%
ANTA Sports Products Ltd.	6,624	54,796
Shenzhou International Group Holdings Ltd.	3,954	51,648

Total Textiles, Apparel & Luxury Goods		106,444

Trading Companies & Distributors - 0.2%
China Meheco Co., Ltd. Class A	3,700	6,702
Orient Group, Inc. Class A	13,700	6,487
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	1,400	3,495
Sinochem International Corp. Class A	7,090	4,916
Xiamen C & D, Inc. Class A	9,500	11,578

Total Trading Companies & Distributors		33,178

Transportation Infrastructure - 1.1%
China Merchants Port Holdings Co., Ltd.	12,030	18,108
COSCO Shipping Ports Ltd.	4,904	3,916
Dalian Port PDA Co., Ltd. Class A	14,300	4,047
Guangzhou Baiyun International Airport Co., Ltd. Class A	7,100	22,329
Jiangsu Expressway Co., Ltd. Class H	7,651	9,721
Ningbo Zhoushan Port Co., Ltd. Class A	20,800	10,868
Shanghai International Airport Co., Ltd. Class A	5,000	55,881
Shanghai International Port Group Co., Ltd. Class A	32,800	26,145
Shenzhen Airport Co., Ltd. Class A	5,200	8,020
Shenzhen International Holdings Ltd.	6,500	12,487
TangShan Port Group Co., Ltd. Class A	15,030	5,179
Tianjin Port Co., Ltd. Class A	4,700	4,056

Total Transportation Infrastructure		180,757

Water Utilities - 0.3%
Beijing Enterprises Water Group Ltd.*	30,553	15,628
Guangdong Investment Ltd.	18,349	35,905

Total Water Utilities		51,533

Wireless Telecommunication Services - 1.5%
China Mobile Ltd.	30,565	252,843

TOTAL COMMON STOCKS (Cost: $19,265,454)		17,017,576

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $129,699)(d)	129,699	129,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2019

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $19,395,153)	$17,147,275
Other Assets less Liabilities - (0.4)%	(73,751)

NET ASSETS - 100.0%	$17,073,524

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $7,742, which represents 0.05% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $326,870 and the total market value of the collateral held by the Fund was $342,341. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $212,642.

ADR	-	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Multifactor Fund (JAMF)

September 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.1%

Japan - 99.1%

Air Freight & Logistics - 0.4%
SG Holdings Co., Ltd.	200	$4,895

Airlines - 1.3%
ANA Holdings, Inc.	200	6,725
Japan Airlines Co., Ltd.	300	8,916

Total Airlines		15,641

Auto Components - 0.8%
Showa Corp.	300	4,322
Tokai Rika Co., Ltd.(a)	300	5,069

Total Auto Components		9,391

Banks - 5.5%
Fukuoka Financial Group, Inc.	600	11,331
Mebuki Financial Group, Inc.(a)	5,970	14,694
Mitsubishi UFJ Financial Group, Inc.	3,000	15,223
Resona Holdings, Inc.(a)	3,400	14,566
Shinsei Bank Ltd.	900	13,107

Total Banks		68,921

Beverages - 0.7%
Asahi Group Holdings Ltd.	100	4,950
Suntory Beverage & Food Ltd.	100	4,275

Total Beverages		9,225

Building Products - 0.6%
Bunka Shutter Co., Ltd.	900	7,695

Chemicals - 3.2%
Kureha Corp.	100	5,949
Showa Denko K.K.	300	7,842
Teijin Ltd.	700	13,446
Tokai Carbon Co., Ltd.	600	6,035
Tokuyama Corp.	300	6,876

Total Chemicals		40,148

Commercial Services & Supplies - 1.2%
Pilot Corp.	100	3,701
Sato Holdings Corp.	200	5,400
Sohgo Security Services Co., Ltd.	100	5,237

Total Commercial Services & Supplies		14,338

Construction & Engineering - 4.3%
Kandenko Co., Ltd.	800	7,151
Kyowa Exeo Corp.(a)	300	7,273
Kyudenko Corp.	200	6,662
Mirait Holdings Corp.	400	6,029
Obayashi Corp.	700	6,969
Sanki Engineering Co., Ltd.	600	7,106
Shimizu Corp.	700	6,335
Tokyu Construction Co., Ltd.	800	6,114

Total Construction & Engineering		53,639

Construction Materials - 0.9%
Taiheiyo Cement Corp.	400	10,700

Consumer Finance - 1.7%
Credit Saison Co., Ltd.	800	10,726
Orient Corp.(a)	7,500	10,062

Total Consumer Finance		20,788

Distributors - 0.3%
Arata Corp.	100	3,669

Diversified Consumer Services - 0.7%
Benesse Holdings, Inc.(a)	200	5,192
Riso Kyoiku Co., Ltd.(a)	900	3,656

Total Diversified Consumer Services		8,848

Diversified Financial Services - 1.7%
eGuarantee, Inc.	700	9,644
Fuyo General Lease Co., Ltd.	200	11,992

Total Diversified Financial Services		21,636

Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp.	200	9,541

Electric Utilities - 1.7%
Chubu Electric Power Co., Inc.	300	4,344
Hokkaido Electric Power Co., Inc.	800	4,212
Kansai Electric Power Co., Inc. (The)	300	3,355
Shikoku Electric Power Co., Inc.	500	4,714
Tokyo Electric Power Co. Holdings, Inc.*(a)	900	4,405

Total Electric Utilities		21,030

Electrical Equipment - 0.3%
Nippon Carbon Co., Ltd.	100	3,530

Electronic Equipment, Instruments & Components - 2.5%
Daiwabo Holdings Co., Ltd.	60	2,487
Hitachi Ltd.	100	3,722
Hosiden Corp.	400	4,093
Japan Aviation Electronics Industry Ltd.	300	4,250
Nippon Signal Co., Ltd.	400	4,464
Oki Electric Industry Co., Ltd.	400	5,444
Taiyo Yuden Co., Ltd.	100	2,433
V Technology Co., Ltd.(a)	100	4,858

Total Electronic Equipment, Instruments & Components		31,751

Energy Equipment & Services - 0.3%
Raiznext Corp.	400	4,079

Entertainment - 6.0%
Akatsuki, Inc.	100	6,181
Avex, Inc.(a)	1,100	12,886
Capcom Co., Ltd.	300	7,947
Daiichikosho Co., Ltd.	300	13,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Multifactor Fund (JAMF)

September 30, 2019

Investments	Shares	Value
GungHo Online Entertainment, Inc.(a)	239	$5,418
Nexon Co., Ltd.*	500	6,065
Toei Animation Co., Ltd.	200	9,077
Toei Co., Ltd.	90	12,758

Total Entertainment		74,183

Food & Staples Retailing - 1.8%
Kobe Bussan Co., Ltd.	100	4,848
Seven & I Holdings Co., Ltd.	200	7,647
Sugi Holdings Co., Ltd.	100	5,413
Yaoko Co., Ltd.	100	4,469

Total Food & Staples Retailing		22,377

Food Products - 4.8%
Calbee, Inc.	200	6,218
Kewpie Corp.	362	8,451
Megmilk Snow Brand Co., Ltd.	300	7,220
MEIJI Holdings Co., Ltd.	100	7,291
Morinaga & Co., Ltd.	100	4,858
Morinaga Milk Industry Co., Ltd.	100	3,812
Nichirei Corp.	400	9,120
Nisshin Oillio Group Ltd. (The)	200	6,273
Prima Meat Packers Ltd.	300	5,965

Total Food Products		59,208

Health Care Equipment & Supplies - 1.5%
Eiken Chemical Co., Ltd.	300	4,533
Hogy Medical Co., Ltd.	200	5,718
Hoya Corp.	100	8,160

Total Health Care Equipment & Supplies		18,411

Health Care Providers & Services - 2.4%
BML, Inc.	200	5,378
Medipal Holdings Corp.	300	6,679
NichiiGakkan Co., Ltd.(a)	300	4,913
Suzuken Co., Ltd.	100	5,367
Toho Holdings Co., Ltd.(a)	300	6,942

Total Health Care Providers & Services		29,279

Hotels, Restaurants & Leisure - 8.3%
Create Restaurants Holdings, Inc.	400	6,514
Doutor Nichires Holdings Co., Ltd.	400	7,928
HIS Co., Ltd.(a)	244	6,057
Koshidaka Holdings Co., Ltd.	200	3,176
Kura Sushi, Inc.	100	4,141
Kyoritsu Maintenance Co., Ltd.	100	4,279
McDonald’s Holdings Co., Japan Ltd.	200	9,678
Monogatari Corp. (The)	50	4,663
Ohsho Food Service Corp.	100	6,468
Resorttrust, Inc.	400	6,470
Round One Corp.(a)	269	4,020
Saizeriya Co., Ltd.	200	5,139
Skylark Holdings Co., Ltd.	400	7,276
Sushiro Global Holdings Ltd.	100	6,727
Tokyo Dome Corp.	800	7,698
Tokyotokeiba Co., Ltd.	200	6,088
Zensho Holdings Co., Ltd.(a)	300	6,468

Total Hotels, Restaurants & Leisure		102,790

Household Durables - 2.7%
Foster Electric Co., Ltd.	200	3,387
JVCKenwood Corp.	1,400	4,132
Panasonic Corp.	800	6,481
Sony Corp.	100	5,873
Starts Corp., Inc.	300	7,323
Sumitomo Forestry Co., Ltd.(a)	500	6,643

Total Household Durables		33,839

Industrial Conglomerates - 0.5%
TOKAI Holdings Corp.	700	6,548

Insurance - 1.0%
Sony Financial Holdings, Inc.	600	13,002

Interactive Media & Services - 0.6%
Dip Corp.(a)	300	7,284

IT Services - 4.7%
DTS Corp.	300	6,240
Future Corp.	200	3,481
Infocom Corp.(a)	100	2,334
Information Services International-Dentsu Ltd.	100	3,123
NEC Networks & System Integration Corp.	200	5,424
Nihon Unisys Ltd.	100	3,220
Nomura Research Institute Ltd.	460	9,155
NS Solutions Corp.	100	3,262
NSD Co., Ltd.	200	5,746
Otsuka Corp.	100	3,983
SCSK Corp.	100	4,691
TIS, Inc.	100	5,765
TKC Corp.	50	2,165

Total IT Services		58,589

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	100	6,227
Tomy Co., Ltd.	400	4,571

Total Leisure Products		10,798

Machinery - 1.5%
Glory Ltd.(a)	200	5,607
METAWATER Co., Ltd.	200	6,801
Takuma Co., Ltd.	500	5,667

Total Machinery		18,075

Media - 0.5%
Macromill, Inc.	700	5,739

Metals & Mining - 0.9%
Tokyo Steel Manufacturing Co., Ltd.	1,500	11,492

Multiline Retail - 0.4%
Pan Pacific International Holdings Corp.	300	5,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Multifactor Fund (JAMF)

September 30, 2019

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 0.5%
Iwatani Corp.	200	$6,755

Paper & Forest Products - 0.8%
Oji Holdings Corp.(a)	2,100	9,793

Personal Products - 1.0%
Kao Corp.	100	7,387
Noevir Holdings Co., Ltd.	100	5,219

Total Personal Products		12,606

Pharmaceuticals - 5.7%
Astellas Pharma, Inc.	400	5,694
Chugai Pharmaceutical Co., Ltd.	100	7,772
JCR Pharmaceuticals Co., Ltd.	50	3,831
Kaken Pharmaceutical Co., Ltd.	100	4,635
Kyowa Kirin Co., Ltd.	300	5,824
Nichi-iko Pharmaceutical Co., Ltd.	600	6,673
Nippon Shinyaku Co., Ltd.	100	8,411
Santen Pharmaceutical Co., Ltd.(a)	300	5,213
Sawai Pharmaceutical Co., Ltd.	100	5,163
Shionogi & Co., Ltd.	100	5,551
Torii Pharmaceutical Co., Ltd.	200	5,339
Towa Pharmaceutical Co., Ltd.	300	6,951

Total Pharmaceuticals		71,057

Professional Services - 1.7%
BayCurrent Consulting, Inc.	100	4,400
Nomura Co., Ltd.	300	3,775
Persol Holdings Co., Ltd.	200	3,779
Tanseisha Co., Ltd.	400	4,474
UT Holdings Co., Ltd.	200	4,273

Total Professional Services		20,701

Real Estate Management & Development - 3.1%
Aeon Mall Co., Ltd.	300	4,733
Daito Trust Construction Co., Ltd.	50	6,389
Daiwa House Industry Co., Ltd.	100	3,244
Mitsubishi Estate Co., Ltd.	200	3,857
Nomura Real Estate Holdings, Inc.	200	4,319
SAMTY Co., Ltd.	200	3,486
Sumitomo Realty & Development Co., Ltd.	100	3,806
Tosei Corp.	400	4,723
Unizo Holdings Co., Ltd.	100	4,455

Total Real Estate Management & Development		39,012

Road & Rail - 5.9%
Central Japan Railway Co.	30	6,168
East Japan Railway Co.	100	9,540
Hamakyorex Co., Ltd.	200	6,421
Kyushu Railway Co.	200	6,375
Nikkon Holdings Co., Ltd.	300	6,829
Nippon Express Co., Ltd.	100	5,098
Sakai Moving Service Co., Ltd.	100	5,737
Sankyu, Inc.	100	5,191
Seibu Holdings, Inc.(a)	400	6,969
Senko Group Holdings Co., Ltd.	1,000	7,782
West Japan Railway Co.	90	7,604

Total Road & Rail		73,714

Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp.	100	4,418
SUMCO Corp.	200	2,684

Total Semiconductors & Semiconductor Equipment		7,102

Software - 1.5%
Broadleaf Co., Ltd.	800	4,308
Computer Engineering & Consulting Ltd.	200	3,735
Fuji Soft, Inc.	100	4,224
Justsystems Corp.	100	3,784
Systena Corp.(a)	200	2,972

Total Software		19,023

Specialty Retail - 4.8%
Adastria Co., Ltd.	200	4,495
DCM Holdings Co., Ltd.	800	7,846
EDION Corp.	700	6,755
Geo Holdings Corp.(a)	500	5,936
K’s Holdings Corp.	400	4,353
Kohnan Shoji Co., Ltd.	300	6,623
Nojima Corp.	300	5,030
T-Gaia Corp.(a)	300	6,049
United Arrows Ltd.	200	5,848
Yellow Hat Ltd.	500	7,365

Total Specialty Retail		60,300

Technology Hardware, Storage & Peripherals - 2.1%
Elecom Co., Ltd.	200	7,847
FUJIFILM Holdings Corp.	100	4,386
MCJ Co., Ltd.	600	3,775
NEC Corp.	100	4,219
Toshiba TEC Corp.	200	5,903

Total Technology Hardware, Storage & Peripherals		26,130

Tobacco - 0.5%
Japan Tobacco, Inc.	300	6,568

Trading Companies & Distributors - 3.0%
ITOCHU Corp.(a)	400	8,257
Kanamoto Co., Ltd.	200	4,965
Kanematsu Corp.	500	5,617
Marubeni Corp.	900	5,977
Nishio Rent All Co., Ltd.	200	5,133
Sojitz Corp.	2,300	7,129

Total Trading Companies & Distributors		37,078

Transportation Infrastructure - 0.5%
Kamigumi Co., Ltd.	300	6,795

TOTAL COMMON STOCKS (Cost: $1,213,487)		1,232,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Multifactor Fund (JAMF)

September 30, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.9%

United States - 7.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b) (Cost: $98,800)(c)	98,800	$98,800

TOTAL INVESTMENTS IN SECURITIES - 107.0% (Cost: $1,312,287)		1,331,523
Other Assets less Liabilities - (7.0)%		(86,883)

NET ASSETS - 100.0%		$1,244,640

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(c)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $105,075 and the total market value of the collateral held by the Fund was $110,771. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,971.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/24/2019	205,041	JPY	1,913	USD	$—	$(13)
Morgan Stanley & Co. International	10/24/2019	564,428	USD	60,831,453	JPY	762	—

						$762	$(13)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2019

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 98.3%

United States - 98.3%
3M Co.
3.13%, 9/19/46	$27,000	$26,344
ABB Finance USA, Inc.
2.88%, 5/8/22	63,000	64,403
Abbott Laboratories
4.90%, 11/30/46	22,000	28,420
AbbVie, Inc.
3.60%, 5/14/25	9,000	9,368
4.45%, 5/14/46	37,000	38,391
Aetna, Inc.
2.80%, 6/15/23	2,000	2,025
Albemarle Corp.
4.15%, 12/1/24	5,000	5,344
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	13,000	14,029
Altria Group, Inc.
4.00%, 1/31/24	66,000	69,615
2.63%, 9/16/26	14,000	13,518
3.88%, 9/16/46	13,000	11,936
6.20%, 2/14/59	25,000	29,356
Amazon.com, Inc.
4.05%, 8/22/47	9,000	10,829
American Express Co.
2.50%, 8/1/22	10,000	10,104
3.63%, 12/5/24	27,000	28,592
American Express Credit Corp.
2.25%, 5/5/21	140,000	140,535
American Honda Finance Corp.
2.30%, 9/9/26	57,000	56,881
American International Group, Inc.
3.30%, 3/1/21	35,000	35,549
4.80%, 7/10/45	27,000	31,441
American Water Capital Corp.
4.30%, 12/1/42	9,000	10,295
Amgen, Inc.
5.15%, 11/15/41	61,000	74,209
Analog Devices, Inc.
2.50%, 12/5/21	15,000	15,094
Anthem, Inc.
3.30%, 1/15/23	23,000	23,799
3.65%, 12/1/27	19,000	19,982
4.10%, 3/1/28	10,000	10,810
4.65%, 1/15/43	15,000	16,615
Appalachian Power Co.
7.00%, 4/1/38	11,000	15,893
Apple, Inc.
3.85%, 5/4/43	50,000	56,169
AT&T, Inc.
3.00%, 2/15/22(a)	9,000	9,187
3.60%, 7/15/25	99,000	104,346
4.50%, 3/9/48	111,000	119,590
5.30%, 8/15/58	120,000	142,490
Atmos Energy Corp.
4.13%, 10/15/44	23,000	26,654
AvalonBay Communities, Inc.
4.20%, 12/15/23	92,000	99,367
Bank of America Corp.
4.13%, 1/22/24	62,000	66,772
4.45%, 3/3/26	47,000	51,260
3.25%, 10/21/27	45,000	46,811
5.00%, 1/21/44	53,000	67,331
Baxter International, Inc.
1.70%, 8/15/21	25,000	24,804
BB&T Corp.
5.25%, 11/1/19	45,000	45,109
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	48,000	66,567
BGC Partners, Inc.
5.38%, 7/24/23	108,000	115,436
Block Financial LLC
5.50%, 11/1/22	46,000	49,161
Booking Holdings, Inc.
3.55%, 3/15/28	27,000	28,966
BP Capital Markets America, Inc.
3.79%, 2/6/24	17,000	18,078
Brighthouse Financial, Inc.
3.70%, 6/22/27	15,000	14,827
Broadcom Corp.
3.63%, 1/15/24	17,000	17,396
3.88%, 1/15/27	21,000	21,107
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	25,000	31,320
4.15%, 4/1/45	9,000	10,370
CA, Inc.
3.60%, 8/15/22	88,000	89,784
Campbell Soup Co.
4.15%, 3/15/28	13,000	14,010
Capital One Financial Corp.
3.75%, 7/28/26	120,000	124,752
3.80%, 1/31/28	45,000	47,516
Cardinal Health, Inc.
3.41%, 6/15/27(a)	21,000	20,844
4.37%, 6/15/47(a)	7,000	6,696
CBS Corp.
3.38%, 2/15/28	81,000	82,642
4.60%, 1/15/45(a)	11,000	11,949
Celgene Corp.
2.88%, 8/15/20	74,000	74,420
4.35%, 11/15/47	11,000	12,771
CenterPoint Energy, Inc.
4.25%, 11/1/28	14,000	15,392
Cigna Holding Co.
3.88%, 10/15/47	68,000	67,374
Cimarex Energy Co.
4.38%, 6/1/24	98,000	103,039
Cisco Systems, Inc.
2.60%, 2/28/23	15,000	15,370
Citigroup, Inc.
2.70%, 3/30/21	139,000	140,344
5.50%, 9/13/25	134,000	152,026
Comcast Corp.
2.75%, 3/1/23	34,000	34,863
3.00%, 2/1/24	35,000	36,266
3.38%, 2/15/25	9,000	9,496
3.15%, 2/15/28(a)	26,000	27,122
4.25%, 1/15/33	103,000	118,556
4.65%, 7/15/42	46,000	54,991
Commonwealth Edison Co.
3.65%, 6/15/46(a)	7,000	7,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2019

Investments	Principal Amount	Value
Conagra Brands, Inc.
5.40%, 11/1/48	$11,000	$13,070
Consolidated Edison Co. of New York, Inc.
4.50%, 5/15/58	15,000	17,817
Constellation Brands, Inc.
3.75%, 5/1/21(a)	58,000	59,293
Continental Resources, Inc.
4.50%, 4/15/23	24,000	24,935
Corning, Inc.
4.38%, 11/15/57	71,000	73,241
CSX Corp.
6.00%, 10/1/36	7,000	9,042
4.25%, 11/1/66	15,000	15,939
CVS Health Corp.
3.70%, 3/9/23	14,000	14,582
4.88%, 7/20/35	60,000	66,942
5.05%, 3/25/48(a)	36,000	40,922
Darden Restaurants, Inc.
3.85%, 5/1/27	132,000	139,598
Discover Financial Services
3.85%, 11/21/22	15,000	15,662
Dollar Tree, Inc.
4.20%, 5/15/28	15,000	16,132
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	8,000	10,646
Dow Chemical Co. (The)
4.13%, 11/15/21	74,000	76,715
Duke Energy Carolinas LLC
3.95%, 11/15/28	35,000	39,104
3.95%, 3/15/48	12,000	13,539
Duke Energy Corp.
2.40%, 8/15/22	32,000	32,334
DuPont de Nemours, Inc.
5.42%, 11/15/48	18,000	22,820
DXC Technology Co.
4.25%, 4/15/24	133,000	139,608
Eastman Chemical Co.
3.60%, 8/15/22	10,000	10,331
eBay, Inc.
2.88%, 8/1/21	30,000	30,329
3.80%, 3/9/22	137,000	141,735
Edison International
2.13%, 4/15/20	20,000	19,963
Enable Midstream Partners L.P.
4.40%, 3/15/27	12,000	12,035
Enterprise Products Operating LLC
4.80%, 2/1/49(a)	23,000	26,820
EPR Properties
3.75%, 8/15/29	53,000	53,047
Exelon Corp.
3.50%, 6/1/22	44,000	45,145
Exelon Generation Co. LLC
5.60%, 6/15/42	34,000	40,476
Express Scripts Holding Co.
4.50%, 2/25/26	54,000	59,018
4.80%, 7/15/46	12,000	13,454
FedEx Corp.
4.00%, 1/15/24	30,000	31,987
4.10%, 4/15/43	81,000	80,784
4.55%, 4/1/46	12,000	12,607
Fifth Third Bancorp
2.60%, 6/15/22	15,000	15,166
Florida Power & Light Co.
4.13%, 6/1/48(a)	11,000	13,061
General Mills, Inc.
4.20%, 4/17/28	18,000	20,058
Gilead Sciences, Inc.
4.40%, 12/1/21	18,000	18,785
4.15%, 3/1/47(a)	20,000	22,286
Hartford Financial Services Group, Inc. (The)
6.10%, 10/1/41	32,000	43,625
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	31,000	32,849
Home Depot, Inc. (The)
2.13%, 9/15/26	23,000	22,873
Honeywell International, Inc.
4.25%, 3/1/21	51,000	52,714
5.70%, 3/15/37	4,000	5,451
HP, Inc.
4.30%, 6/1/21	12,000	12,403
HSBC USA, Inc.
5.00%, 9/27/20	100,000	102,774
Humana, Inc.
3.13%, 8/15/29	53,000	53,062
Hyatt Hotels Corp.
3.38%, 7/15/23	2,000	2,068
Intel Corp.
2.88%, 5/11/24	12,000	12,479
International Business Machines Corp.
4.00%, 6/20/42	24,000	26,514
International Paper Co.
4.40%, 8/15/47	12,000	12,511
JPMorgan Chase & Co.
2.55%, 3/1/21	141,000	141,829
5.63%, 8/16/43	51,000	67,635
4.95%, 6/1/45	16,000	19,958
Kimco Realty Corp.
3.13%, 6/1/23	21,000	21,563
Kraft Heinz Foods Co.
3.95%, 7/15/25	32,000	33,521
6.88%, 1/26/39	23,000	28,393
Kroger Co. (The)
3.70%, 8/1/27	152,000	160,744
5.15%, 8/1/43	2,000	2,210
Laboratory Corp. of America Holdings
3.20%, 2/1/22	14,000	14,290
4.70%, 2/1/45	45,000	50,182
Lam Research Corp.
2.80%, 6/15/21	139,000	140,697
Las Vegas Sands Corp.
3.20%, 8/8/24	50,000	50,983
Lincoln National Corp.
3.80%, 3/1/28	133,000	140,742
Lockheed Martin Corp.
4.50%, 5/15/36	20,000	24,052
4.70%, 5/15/46	10,000	12,712
Lowe’s Cos., Inc.
3.12%, 4/15/22	18,000	18,414
4.05%, 5/3/47	11,000	11,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2019

Investments	Principal Amount	Value
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	$13,000	$12,860
Magellan Midstream Partners L.P.
5.15%, 10/15/43	9,000	10,640
Marathon Petroleum Corp.
4.75%, 12/15/23	14,000	15,195
3.63%, 9/15/24(a)	33,000	34,579
6.50%, 3/1/41	112,000	139,620
Markel Corp.
5.00%, 4/5/46	28,000	32,321
Marriott International, Inc.
2.30%, 1/15/22	77,000	77,043
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	14,000	14,918
McDonald’s Corp.
2.63%, 1/15/22	13,000	13,202
3.50%, 3/1/27	24,000	25,673
McKesson Corp.
3.80%, 3/15/24	248,000	259,394
Medtronic, Inc.
3.15%, 3/15/22	15,000	15,467
Merck & Co., Inc.
3.60%, 9/15/42	71,000	78,392
MetLife, Inc.
6.40%, 12/15/66	17,000	20,188
Microsoft Corp.
4.10%, 2/6/37	45,000	53,447
Molson Coors Brewing Co.
3.00%, 7/15/26	18,000	18,204
Morgan Stanley
4.88%, 11/1/22	148,000	158,777
MPLX L.P.
4.50%, 7/15/23	66,000	70,351
4.13%, 3/1/27	37,000	39,052
Newmont Goldcorp Corp.
3.50%, 3/15/22	136,000	139,579
6.25%, 10/1/39	7,000	9,334
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	16,000	16,973
Norfolk Southern Corp.
4.15%, 2/28/48	9,000	10,170
Northrop Grumman Corp.
3.25%, 8/1/23	84,000	87,558
NVIDIA Corp.
2.20%, 9/16/21	24,000	24,051
NVR, Inc.
3.95%, 9/15/22	18,000	18,778
O’Reilly Automotive, Inc.
3.60%, 9/1/27	6,000	6,391
Occidental Petroleum Corp.
4.63%, 6/15/45	12,000	12,431
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	22,000	23,200
4.50%, 4/1/27	34,000	36,190
4.75%, 1/15/28	3,000	3,249
Omnicom Group, Inc.
4.45%, 8/15/20	14,000	14,280
ONE Gas, Inc.
4.66%, 2/1/44	4,000	4,886
Oracle Corp.
4.30%, 7/8/34	31,000	35,976
3.85%, 7/15/36	40,000	44,005
Owens Corning
4.30%, 7/15/47	7,000	6,369
PepsiCo, Inc.
3.60%, 3/1/24	36,000	38,334
2.63%, 7/29/29(a)	10,000	10,271
Pfizer, Inc.
3.60%, 9/15/28(a)	24,000	26,224
4.10%, 9/15/38	21,000	24,021
Philip Morris International, Inc.
3.13%, 8/17/27	20,000	20,693
Phillips 66
4.30%, 4/1/22	32,000	33,755
Phillips 66 Partners L.P.
3.55%, 10/1/26	97,000	100,110
Precision Castparts Corp.
3.90%, 1/15/43	45,000	50,210
Public Service Electric & Gas Co.
3.60%, 12/1/47	12,000	12,982
Realty Income Corp.
4.65%, 8/1/23	22,000	23,912
Republic Services, Inc.
3.20%, 3/15/25	3,000	3,123
Reynolds American, Inc.
4.00%, 6/12/22	10,000	10,421
5.70%, 8/15/35	93,000	103,956
5.85%, 8/15/45	30,000	33,248
Rockwell Collins, Inc.
3.50%, 3/15/27	8,000	8,543
Roper Technologies, Inc.
4.20%, 9/15/28	129,000	141,789
Santander Holdings USA, Inc.
2.65%, 4/17/20	81,000	81,160
3.70%, 3/28/22	73,000	75,075
Sherwin-Williams Co. (The)
4.50%, 6/1/47	7,000	7,857
3.80%, 8/15/49	28,000	28,709
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	40,000	41,306
Southern California Edison Co.
4.00%, 4/1/47(a)	16,000	17,188
Southern Co. (The)
4.25%, 7/1/36	21,000	22,772
Starbucks Corp.
4.00%, 11/15/28(a)	12,000	13,361
State Street Corp.
3.10%, 5/15/23(a)	135,000	139,799
Synchrony Financial
2.70%, 2/3/20	110,000	110,132
Thermo Fisher Scientific, Inc.
3.60%, 8/15/21	54,000	55,374
3.00%, 4/15/23	86,000	88,556
Tyson Foods, Inc.
3.95%, 8/15/24	89,000	95,079
Union Pacific Corp.
3.75%, 3/15/24	10,000	10,610
3.95%, 9/10/28	35,000	38,640
United Parcel Service, Inc.
6.20%, 1/15/38	7,000	9,861
United Technologies Corp.
4.50%, 6/1/42	35,000	41,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2019

Investments	Principal Amount	Value
UnitedHealth Group, Inc.
3.15%, 6/15/21	$75,000	$76,436
3.38%, 4/15/27	25,000	26,529
4.25%, 6/15/48	12,000	13,797
Valero Energy Corp.
3.40%, 9/15/26	14,000	14,329
Verizon Communications, Inc.
4.02%, 12/3/29	27,000	30,031
4.40%, 11/1/34	109,000	124,876
3.85%, 11/1/42	59,000	63,082
VF Corp.
3.50%, 9/1/21	8,000	8,198
Viacom, Inc.
4.50%, 3/1/21	57,000	58,720
Virginia Electric & Power Co.
3.80%, 4/1/28, Series A	50,000	54,763
4.00%, 1/15/43	100,000	111,077
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44(a)	67,000	70,871
Walmart, Inc.
4.05%, 6/29/48	8,000	9,638
Walt Disney Co. (The)
5.40%, 10/1/43(b)	26,000	35,966
Waste Management, Inc.
3.90%, 3/1/35	2,000	2,209
Wells Fargo & Co.
3.45%, 2/13/23, Series M	44,000	45,469
4.13%, 8/15/23	54,000	57,343
4.30%, 7/22/27	45,000	49,344
4.75%, 12/7/46	14,000	16,552
WestRock RKT LLC
4.00%, 3/1/23	35,000	36,752
Weyerhaeuser Co.
7.38%, 3/15/32	47,000	65,897
Xylem, Inc.
4.38%, 11/1/46	20,000	22,195

TOTAL U.S. CORPORATE BONDS (Cost: $9,994,656)		10,238,207

FOREIGN CORPORATE BONDS - 0.5%

Canada - 0.2%
Barrick North America Finance LLC
5.75%, 5/1/43	16,000	20,985

Switzerland - 0.1%
Novartis Capital Corp.
2.40%, 5/17/22	12,000	12,183

United Kingdom - 0.2%
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	12,000	13,255

TOTAL FOREIGN CORPORATE BONDS (Cost: $44,961)		46,423

U.S. GOVERNMENT OBLIGATIONS - 0.1%

U.S. Treasury Note - 0.1%
U.S. Treasury Note
2.25%, 2/15/27
(Cost: $9,864)	10,000	10,436

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%

United States - 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c) (Cost: $291,968)(d)	291,968	291,968

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $10,341,449)		10,587,034
Other Assets less Liabilities - (1.7)%		(174,687)

NET ASSETS - 100.0%		$10,412,347

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $327,891 and the total market value of the collateral held by the Fund was $337,075. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $45,107.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2019

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 96.9%

United States - 96.9%
Acadia Healthcare Co., Inc.
5.63%, 2/15/23	$50,000	$51,188
ADT Security Corp. (The)
6.25%, 10/15/21	48,000	51,360
4.13%, 6/15/23	75,000	76,312
4.88%, 7/15/32(a)	251,000	220,880
AECOM
5.88%, 10/15/24	30,000	32,723
5.13%, 3/15/27	25,000	26,338
AES Corp.
5.50%, 4/15/25	50,000	52,063
6.00%, 5/15/26	33,000	35,145
Allison Transmission, Inc.
5.88%, 6/1/29(a)	50,000	54,375
AMC Networks, Inc.
5.00%, 4/1/24	50,000	51,627
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(b)	50,000	48,750
AmeriGas Partners L.P.
5.50%, 5/20/25	50,000	53,937
5.88%, 8/20/26	144,000	158,623
5.75%, 5/20/27	124,000	134,230
Amkor Technology, Inc.
6.63%, 9/15/27(a)(b)	154,000	168,630
Aramark Services, Inc.
4.75%, 6/1/26	50,000	51,500
Arconic, Inc.
5.13%, 10/1/24	100,000	106,571
Asbury Automotive Group, Inc.
6.00%, 12/15/24	186,000	193,440
Ashland LLC
4.75%, 8/15/22(b)	139,000	146,124
B&G Foods, Inc.
5.25%, 4/1/25	156,000	159,900
Ball Corp.
5.25%, 7/1/25	121,000	134,159
Bausch Health Americas, Inc.
9.25%, 4/1/26(a)	100,000	113,874
BBA US Holdings, Inc.
5.38%, 5/1/26(a)	50,000	52,625
Beacon Roofing Supply, Inc.
4.88%, 11/1/25(a)(b)	288,000	283,277
Berry Global, Inc.
5.13%, 7/15/23(b)	100,000	103,000
4.50%, 2/15/26(a)	50,000	49,438
Boyd Gaming Corp.
6.88%, 5/15/23	349,000	363,396
6.38%, 4/1/26	50,000	53,187
Cablevision Systems Corp.
5.88%, 9/15/22	39,000	42,120
California Resources Corp.
8.00%, 12/15/22(a)(b)	330,000	165,000
CCO Holdings LLC
5.25%, 3/15/21	104,000	104,148
5.13%, 5/1/23(a)	34,000	34,926
5.38%, 5/1/25(a)	50,000	52,000
5.13%, 5/1/27(a)	248,000	259,470
5.00%, 2/1/28(a)	130,000	134,712
CDK Global, Inc.
5.00%, 10/15/24(b)	37,000	39,498
4.88%, 6/1/27	50,000	52,310
CDW LLC
5.00%, 9/1/25	30,000	31,256
Cengage Learning, Inc.
9.50%, 6/15/24(a)(b)	184,000	169,280
Centene Corp.
5.63%, 2/15/21	226,000	229,324
5.38%, 6/1/26(a)	127,000	133,191
CenturyLink, Inc.
5.80%, 3/15/22, Series T	50,000	52,937
6.75%, 12/1/23, Series W(b)	36,000	39,510
7.50%, 4/1/24, Series Y(b)	95,000	106,481
5.63%, 4/1/25(b)	50,000	52,000
Change Healthcare Holdings LLC
5.75%, 3/1/25(a)	104,000	105,950
Chemours Co. (The)
6.63%, 5/15/23(b)	170,000	168,512
Clearway Energy Operating LLC
5.38%, 8/15/24	50,000	51,438
Cleveland-Cliffs, Inc.
5.75%, 3/1/25(b)	234,000	230,490
5.88%, 6/1/27(a)	138,000	131,045
Cloud Crane LLC
10.13%, 8/1/24(a)	50,000	53,625
CommScope Technologies LLC
6.00%, 6/15/25(a)	199,000	181,090
5.00%, 3/15/27(a)	119,000	98,770
CommScope, Inc.
5.50%, 6/15/24(a)	50,000	47,234
Community Health Systems, Inc.
7.13%, 7/15/20	50,000	48,250
6.25%, 3/31/23	314,000	313,089
Consolidated Communications, Inc.
6.50%, 10/1/22(b)	302,000	280,860
Coty, Inc.
6.50%, 4/15/26(a)(b)	86,000	83,635
Crestwood Midstream Partners L.P.
5.75%, 4/1/25	75,000	77,437
Crown Americas LLC
4.75%, 2/1/26	50,000	52,438
CSC Holdings LLC
5.25%, 6/1/24	198,000	213,345
5.38%, 2/1/28(a)	200,000	211,250
DaVita, Inc.
5.00%, 5/1/25	236,000	235,958
DCP Midstream Operating L.P.
5.38%, 7/15/25	125,000	133,437
Dell International LLC
7.13%, 6/15/24(a)(b)	50,000	52,763
Denbury Resources, Inc.
9.00%, 5/15/21(a)	67,000	62,477
Diamond Offshore Drilling, Inc.
7.88%, 8/15/25	178,000	140,620
4.88%, 11/1/43	50,000	23,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2019

Investments	Principal Amount	Value
Diamond Resorts International, Inc.
10.75%, 9/1/24(a)	$86,000	$89,010
DISH DBS Corp.
5.13%, 5/1/20	50,000	50,688
6.75%, 6/1/21	126,000	132,905
5.00%, 3/15/23	76,000	77,068
5.88%, 11/15/24	25,000	24,875
7.75%, 7/1/26(b)	245,000	249,900
DPL, Inc.
7.25%, 10/15/21	24,000	25,830
Eldorado Resorts, Inc.
6.00%, 4/1/25	175,000	185,500
Encompass Health Corp.
5.75%, 11/1/24	29,000	29,412
Energizer Holdings, Inc.
5.50%, 6/15/25(a)(b)	50,000	51,892
Envision Healthcare Corp.
8.75%, 10/15/26(a)	75,000	46,125
Equinix, Inc.
5.88%, 1/15/26	50,000	53,320
ESH Hospitality, Inc.
5.25%, 5/1/25(a)	50,000	51,825
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/25(a)	50,000	53,875
Freeport-McMoRan, Inc.
3.88%, 3/15/23	50,000	50,500
4.55%, 11/14/24(b)	106,000	108,894
5.40%, 11/14/34	50,000	47,750
5.45%, 3/15/43	50,000	45,300
Frontier Communications Corp.
6.88%, 1/15/25	75,000	33,750
11.00%, 9/15/25	208,000	96,200
8.50%, 4/1/26(a)	130,000	130,312
Gartner, Inc.
5.13%, 4/1/25(a)	50,000	52,438
GLP Capital L.P.
5.38%, 4/15/26	50,000	55,118
Golden Nugget, Inc.
6.75%, 10/15/24(a)(b)	50,000	51,000
8.75%, 10/1/25(a)	174,000	181,830
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/27(b)	50,000	49,493
Gray Television, Inc.
5.13%, 10/15/24(a)	166,000	172,432
5.88%, 7/15/26(a)(b)	125,000	130,312
Griffon Corp.
5.25%, 3/1/22	50,000	50,625
GTT Communications, Inc.
7.88%, 12/31/24(a)(b)	13,000	7,410
Hanesbrands, Inc.
4.88%, 5/15/26(a)(b)	155,000	164,532
HCA, Inc.
4.75%, 5/1/23	147,000	157,587
5.00%, 3/15/24	33,000	36,070
5.25%, 6/15/26	50,000	55,750
5.63%, 9/1/28	100,000	111,680
Hilton Worldwide Finance LLC
4.63%, 4/1/25	40,000	41,300
4.88%, 4/1/27(b)	50,000	52,850
Holly Energy Partners L.P.
6.00%, 8/1/24(a)	50,000	52,438
Hologic, Inc.
4.38%, 10/15/25(a)	104,000	107,120
Hughes Satellite Systems Corp.
5.25%, 8/1/26	172,000	184,685
6.63%, 8/1/26(b)	155,000	168,634
Iron Mountain, Inc.
4.88%, 9/15/27(a)	50,000	51,384
5.25%, 3/15/28(a)	100,000	103,872
j2 Cloud Services LLC
6.00%, 7/15/25(a)	50,000	52,980
JBS USA LUX S.A.
5.75%, 6/15/25(a)	100,000	104,557
6.75%, 2/15/28(a)	121,000	134,461
Kennedy-Wilson, Inc.
5.88%, 4/1/24	75,000	77,320
KFC Holding Co.
4.75%, 6/1/27(a)	179,000	186,831
Koppers, Inc.
6.00%, 2/15/25(a)	50,000	50,282
L Brands, Inc.
6.88%, 11/1/35	192,000	167,280
6.75%, 7/1/36	156,000	133,123
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	50,000	52,168
Lamar Media Corp.
5.38%, 1/15/24	50,000	51,563
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(a)	5,000	5,287
4.88%, 11/1/26(a)	127,000	133,667
Level 3 Financing, Inc.
5.38%, 5/1/25	50,000	51,915
Lions Gate Capital Holdings LLC
6.38%, 2/1/24(a)	128,000	135,665
LKQ Corp.
4.75%, 5/15/23	55,000	55,962
LPL Holdings, Inc.
5.75%, 9/15/25(a)	50,000	52,125
Mattel, Inc.
6.75%, 12/31/25(a)	174,000	181,994
MDC Partners, Inc.
6.50%, 5/1/24(a)	224,000	205,240
MEDNAX, Inc.
5.25%, 12/1/23(a)	411,000	418,809
Meredith Corp.
6.88%, 2/1/26	50,000	51,063
MGM Growth Properties Operating Partnership L.P.
4.50%, 9/1/26	128,000	136,320
MGM Resorts International
4.63%, 9/1/26	229,000	239,907
MPT Operating Partnership L.P.
5.25%, 8/1/26	40,000	42,060
5.00%, 10/15/27	50,000	52,500
MSCI, Inc.
5.38%, 5/15/27(a)	50,000	53,500
Navient Corp.
6.63%, 7/26/21	42,000	44,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2019

Investments	Principal Amount	Value
6.13%, 3/25/24	$122,000	$127,147
5.88%, 10/25/24	36,000	36,450
6.75%, 6/25/25(b)	174,000	179,872
6.75%, 6/15/26(b)	97,000	99,667
NCR Corp.
5.00%, 7/15/22	75,000	75,937
Nexstar Broadcasting, Inc.
5.63%, 8/1/24(a)(b)	100,000	104,335
NextEra Energy Operating Partners L.P.
4.25%, 9/15/24(a)	181,000	187,335
Nielsen Finance LLC
5.00%, 4/15/22(a)	100,000	100,780
Novelis Corp.
6.25%, 8/15/24(a)	50,000	52,375
5.88%, 9/30/26(a)	127,000	133,502
NRG Energy, Inc.
7.25%, 5/15/26	75,000	82,425
5.75%, 1/15/28(b)	60,000	64,725
Nuance Communications, Inc.
5.63%, 12/15/26(b)	50,000	53,000
Olin Corp.
5.13%, 9/15/27	100,000	102,750
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)(b)	50,000	53,250
Party City Holdings, Inc.
6.63%, 8/1/26(a)(b)	160,000	158,800
PBF Holding Co. LLC
7.00%, 11/15/23	75,000	77,719
7.25%, 6/15/25	100,000	104,000
PBF Logistics L.P.
6.88%, 5/15/23	50,000	51,500
Peabody Energy Corp.
6.00%, 3/31/22(a)(b)	35,000	35,350
6.38%, 3/31/25(a)	50,000	49,532
Penske Automotive Group, Inc.
5.50%, 5/15/26	50,000	52,480
Pilgrim’s Pride Corp.
5.75%, 3/15/25(a)	50,000	51,875
5.88%, 9/30/27(a)	223,000	240,338
Pitney Bowes, Inc.
4.13%, 10/1/21	46,000	46,460
4.63%, 3/15/24(b)	50,000	47,750
Post Holdings, Inc.
5.50%, 3/1/25(a)	129,000	135,611
5.00%, 8/15/26(a)	41,000	42,675
5.75%, 3/1/27(a)	222,000	236,474
5.63%, 1/15/28(a)	50,000	53,187
PQ Corp.
6.75%, 11/15/22(a)	128,000	132,960
PulteGroup, Inc.
5.50%, 3/1/26(b)	50,000	54,812
5.00%, 1/15/27	75,000	81,375
Rayonier AM Products, Inc.
5.50%, 6/1/24(a)	200,000	145,250
RBS Global, Inc.
4.88%, 12/15/25(a)	50,000	51,620
Realogy Group LLC
5.25%, 12/1/21(a)	134,000	134,000
4.88%, 6/1/23(a)(b)	164,000	154,160
SBA Communications Corp.
4.88%, 9/1/24	156,000	162,045
Scientific Games International, Inc.
10.00%, 12/1/22	58,000	60,537
5.00%, 10/15/25(a)(b)	232,000	239,958
8.25%, 3/15/26(a)	127,000	135,045
Service Corp. International
4.63%, 12/15/27	50,000	52,375
ServiceMaster Co. LLC (The)
5.13%, 11/15/24(a)	128,000	133,120
Sinclair Television Group, Inc.
5.63%, 8/1/24(a)	50,000	51,563
Sirius XM Radio, Inc.
5.38%, 7/15/26(a)(b)	50,000	52,681
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	219,000	227,212
Spectrum Brands, Inc.
5.75%, 7/15/25	50,000	52,425
Springleaf Finance Corp.
7.75%, 10/1/21(b)	60,000	65,475
5.63%, 3/15/23	37,000	39,498
6.88%, 3/15/25	171,000	188,848
7.13%, 3/15/26	143,000	158,902
Steel Dynamics, Inc.
5.13%, 10/1/21	101,000	101,486
Suburban Propane Partners L.P.
5.50%, 6/1/24	50,000	51,250
SunCoke Energy Partners L.P.
7.50%, 6/15/25(a)	180,000	160,875
Symantec Corp.
5.00%, 4/15/25(a)	50,000	50,587
T-Mobile USA, Inc.
6.00%, 3/1/23	212,000	216,492
6.50%, 1/15/24	100,000	103,981
6.00%, 4/15/24	35,000	36,400
5.13%, 4/15/25	50,000	51,938
4.75%, 2/1/28	128,000	134,432
Tallgrass Energy Partners L.P.
5.50%, 9/15/24(a)	35,000	35,000
5.50%, 1/15/28(a)(b)	315,000	309,456
Teleflex, Inc.
4.63%, 11/15/27	50,000	52,375
Tenet Healthcare Corp.
6.75%, 6/15/23(b)	200,000	210,786
5.13%, 5/1/25	177,000	179,885
Tenneco, Inc.
5.00%, 7/15/26(b)	174,000	143,115
TransDigm, Inc.
6.00%, 7/15/22	18,000	18,315
6.50%, 7/15/24	176,000	182,160
6.50%, 5/15/25	10,000	10,413
6.38%, 6/15/26	75,000	79,219
Transocean, Inc.
9.00%, 7/15/23(a)	126,000	129,937
7.50%, 1/15/26(a)	155,000	138,725
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)(b)	69,000	71,760
Tronox, Inc.
6.50%, 4/15/26(a)(b)	50,000	47,875
United Rentals North America, Inc.
4.63%, 10/15/25	50,000	51,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2019

Investments	Principal Amount	Value
5.88%, 9/15/26	$90,000	$96,304
5.50%, 5/15/27	127,000	135,096
4.88%, 1/15/28(b)	234,000	244,237
United States Steel Corp.
6.88%, 8/15/25(b)	232,000	210,540
6.25%, 3/15/26(b)	113,000	95,344
Uniti Group L.P.
6.00%, 4/15/23(a)	108,000	104,625
US Concrete, Inc.
6.38%, 6/1/24	50,000	52,250
Vector Group Ltd.
6.13%, 2/1/25(a)	179,000	172,287
VeriSign, Inc.
5.25%, 4/1/25	156,000	170,906
4.75%, 7/15/27	136,000	142,970
VFH Parent LLC
6.75%, 6/15/22(a)	50,000	51,746
Vistra Operations Co. LLC
5.50%, 9/1/26(a)	100,000	104,870
WellCare Health Plans, Inc.
5.25%, 4/1/25	50,000	52,250
5.38%, 8/15/26(a)	127,000	135,865
WESCO Distribution, Inc.
5.38%, 12/15/21	182,000	183,820
Western Digital Corp.
4.75%, 2/15/26(b)	340,000	350,625
Wynn Las Vegas LLC
4.25%, 5/30/23(a)	75,000	77,344
5.50%, 3/1/25(a)	106,000	111,862
Xerox Corp.
4.13%, 3/15/23	50,000	51,063
XPO Logistics, Inc.
6.13%, 9/1/23(a)	50,000	51,750
Zayo Group LLC
5.75%, 1/15/27(a)	276,000	282,845

TOTAL U.S. CORPORATE BONDS (Cost: $24,597,490)		24,923,633

FOREIGN CORPORATE BONDS - 0.7%

Canada - 0.5%
Cott Holdings, Inc.
5.50%, 4/1/25(a)	127,000	132,243

United Kingdom - 0.2%
Avon International Operations, Inc.
7.88%, 8/15/22(a)	50,000	52,298

TOTAL FOREIGN CORPORATE BONDS (Cost: $183,477)		184,541

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 18.1%

United States - 18.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c) (Cost: $4,645,100)(d)	4,645,100	4,645,100

TOTAL INVESTMENTS IN SECURITIES - 115.7% (Cost: $29,426,067)		29,753,274
Other Assets less Liabilities - (15.7)%		(4,041,768)

NET ASSETS - 100.0%		$25,711,506

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,152,542 and the total market value of the collateral held by the Fund was $5,329,273. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $684,173.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2019

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 94.5%

United States - 94.5%
Abbott Laboratories
2.90%, 11/30/21	$30,000	$30,553
AbbVie, Inc.
2.85%, 5/14/23	51,000	51,921
Aetna, Inc.
2.80%, 6/15/23	15,000	15,191
Agilent Technologies, Inc.
3.88%, 7/15/23	87,000	91,486
Altria Group, Inc.
2.85%, 8/9/22	97,000	98,193
2.95%, 5/2/23	46,000	46,776
4.00%, 1/31/24	28,000	29,534
American Campus Communities Operating Partnership L.P.
3.75%, 4/15/23	42,000	43,760
American Electric Power Co., Inc.
2.15%, 11/13/20	7,000	7,005
American Express Co.
2.50%, 8/1/22	39,000	39,405
3.40%, 2/22/24	47,000	49,186
American Honda Finance Corp.
2.45%, 9/24/20	49,000	49,250
American International Group, Inc.
3.38%, 8/15/20	48,000	48,576
3.30%, 3/1/21	86,000	87,350
Ameriprise Financial, Inc.
4.00%, 10/15/23	43,000	45,945
Amgen, Inc.
3.88%, 11/15/21	47,000	48,537
Analog Devices, Inc.
2.50%, 12/5/21	10,000	10,063
Anthem, Inc.
3.13%, 5/15/22	24,000	24,559
Apple, Inc.
2.25%, 2/23/21	84,000	84,404
2.85%, 5/6/21	132,000	134,103
AT&T, Inc.
4.60%, 2/15/21	50,000	51,365
3.00%, 2/15/22(a)	101,000	103,100
3.80%, 3/15/22(a)	47,000	48,807
3.40%, 6/15/22	51,000	52,605
3.60%, 2/17/23(a)	29,000	30,261
Avnet, Inc.
4.88%, 12/1/22	51,000	54,313
Bank of America Corp.
5.00%, 5/13/21	70,000	73,091
5.70%, 1/24/22	53,000	57,396
3.30%, 1/11/23	23,000	23,778
4.13%, 1/22/24	19,000	20,462
4.20%, 8/26/24	77,000	82,643
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	114,000	114,117
Baxter International, Inc.
1.70%, 8/15/21	22,000	21,827
BB&T Corp.
2.50%, 8/1/24	65,000	65,565
Berkshire Hathaway Finance Corp.
4.25%, 1/15/21	46,000	47,386
Block Financial LLC
5.50%, 11/1/22	33,000	35,268
Boston Scientific Corp.
3.45%, 3/1/24	12,000	12,518
BP Capital Markets America, Inc.
2.75%, 5/10/23(a)	95,000	97,049
3.79%, 2/6/24	21,000	22,332
Broadcom Corp.
2.20%, 1/15/21	54,000	53,818
2.65%, 1/15/23	36,000	36,006
3.63%, 1/15/24	17,000	17,396
Burlington Northern Santa Fe LLC
3.45%, 9/15/21	126,000	129,180
3.00%, 3/15/23	11,000	11,345
Campbell Soup Co.
3.30%, 3/15/21	157,000	159,310
Capital One Financial Corp.
4.75%, 7/15/21	59,000	61,620
3.90%, 1/29/24	48,000	50,745
Cardinal Health, Inc.
3.20%, 3/15/23	12,000	12,318
CBS Corp.
2.50%, 2/15/23	28,000	28,096
Celanese US Holdings LLC
5.88%, 6/15/21	122,000	128,839
Celgene Corp.
2.88%, 8/15/20	52,000	52,295
3.25%, 2/20/23	13,000	13,466
CenterPoint Energy, Inc.
3.60%, 11/1/21	146,000	149,925
3.85%, 2/1/24	12,000	12,670
Chevron Corp.
1.96%, 3/3/20	25,000	25,007
Cisco Systems, Inc.
2.60%, 2/28/23	17,000	17,420
Citigroup, Inc.
2.65%, 10/26/20	100,000	100,630
2.70%, 3/30/21	23,000	23,222
2.75%, 4/25/22	34,000	34,518
4.00%, 8/5/24	35,000	37,191
CME Group, Inc.
3.00%, 9/15/22	22,000	22,712
Coca-Cola Co. (The)
1.88%, 10/27/20	130,000	130,081
2.50%, 4/1/23	17,000	17,420
3.20%, 11/1/23	24,000	25,257
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	14,000	17,146
Comcast Corp.
2.75%, 3/1/23	29,000	29,736
3.60%, 3/1/24	13,000	13,795
Conagra Brands, Inc.
3.20%, 1/25/23	14,000	14,453
Consolidated Edison, Inc.
2.00%, 5/15/21	75,000	74,941
Constellation Brands, Inc.
3.20%, 2/15/23	57,000	58,780
Continental Resources, Inc.
4.50%, 4/15/23	20,000	20,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

Wisdom Tree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2019

Investments	Principal Amount	Value
CSX Corp.
3.70%, 11/1/23	$45,000	$47,620
CVS Health Corp.
3.50%, 7/20/22(a)	25,000	25,826
2.75%, 12/1/22	25,000	25,309
3.70%, 3/9/23	91,000	94,785
Discover Financial Services
3.85%, 11/21/22	17,000	17,750
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20	90,000	90,645
Dominion Energy, Inc.
2.58%, 7/1/20	49,000	49,117
Duke Energy Corp.
3.55%, 9/15/21	10,000	10,238
2.40%, 8/15/22	32,000	32,334
DuPont de Nemours, Inc.
3.77%, 11/15/20	34,000	34,635
4.21%, 11/15/23	17,000	18,229
Eastman Chemical Co.
3.60%, 8/15/22	10,000	10,331
eBay, Inc.
3.80%, 3/9/22	77,000	79,661
2.60%, 7/15/22	22,000	22,178
Edison International
2.13%, 4/15/20	11,000	10,980
Enterprise Products Operating LLC
2.80%, 2/15/21	125,000	126,226
3.90%, 2/15/24	22,000	23,433
Equifax, Inc.
3.95%, 6/15/23	8,000	8,402
Eversource Energy
2.75%, 3/15/22, Series K	141,000	142,862
Exelon Corp.
3.50%, 6/1/22	44,000	45,145
Express Scripts Holding Co.
2.60%, 11/30/20	90,000	90,416
3.00%, 7/15/23	23,000	23,485
Exxon Mobil Corp.
2.22%, 3/1/21	155,000	155,854
2.73%, 3/1/23(a)	25,000	25,701
Fifth Third Bancorp
2.60%, 6/15/22	36,000	36,398
Fifth Third Bank
3.35%, 7/26/21	75,000	76,549
First Horizon National Corp.
3.50%, 12/15/20	45,000	45,508
Fiserv, Inc.
2.75%, 7/1/24	17,000	17,314
FLIR Systems, Inc.
3.13%, 6/15/21	90,000	91,000
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	51,000	53,937
General Dynamics Corp.
2.25%, 11/15/22	19,000	19,170
General Mills, Inc.
2.60%, 10/12/22	28,000	28,318
General Motors Financial Co., Inc.
3.45%, 1/14/22	64,000	65,243
3.70%, 5/9/23	67,000	68,589
Georgia Power Co.
2.00%, 9/8/20, Series C	19,000	18,981
Gilead Sciences, Inc.
4.40%, 12/1/21	35,000	36,526
Hershey Co. (The)
3.38%, 5/15/23	85,000	89,074
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	46,000	46,600
Honeywell International, Inc.
4.25%, 3/1/21	13,000	13,437
HP, Inc.
4.30%, 6/1/21	36,000	37,209
HSBC USA, Inc.
2.35%, 3/5/20	100,000	100,147
Huntington Bancshares, Inc.
3.15%, 3/14/21	29,000	29,398
Intel Corp.
2.88%, 5/11/24	22,000	22,877
Intercontinental Exchange, Inc.
2.35%, 9/15/22	104,000	104,800
International Business Machines Corp.
2.80%, 5/13/21	154,000	156,108
2.85%, 5/13/22	100,000	102,138
International Paper Co.
4.75%, 2/15/22	9,000	9,494
Interpublic Group of Cos., Inc. (The)
3.75%, 10/1/21	146,000	149,718
4.20%, 4/15/24	21,000	22,536
JPMorgan Chase & Co.
4.50%, 1/24/22	135,000	142,463
2.97%, 1/15/23	74,000	75,374
3.88%, 2/1/24	12,000	12,794
Juniper Networks, Inc.
4.50%, 3/15/24	79,000	84,885
KeyCorp
5.10%, 3/24/21	27,000	28,134
Kimco Realty Corp.
3.13%, 6/1/23	19,000	19,509
Kroger Co. (The)
3.40%, 4/15/22	26,000	26,838
Laboratory Corp. of America Holdings
3.20%, 2/1/22	26,000	26,538
Lam Research Corp.
2.80%, 6/15/21	153,000	154,867
Las Vegas Sands Corp.
3.20%, 8/8/24	101,000	102,985
Lincoln National Corp.
4.00%, 9/1/23	144,000	152,634
Lockheed Martin Corp.
2.50%, 11/23/20	273,000	274,272
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	28,000	27,698
3.63%, 6/1/24	22,000	22,060
Marathon Petroleum Corp.
5.13%, 3/1/21	26,000	27,034
Marriott International, Inc.
2.30%, 1/15/22	27,000	27,015
Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	5,000	5,171
3.88%, 3/15/24	21,000	22,377
McDonald’s Corp.
2.63%, 1/15/22	31,000	31,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

Wisdom Tree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2019

Investments	Principal Amount	Value
McKesson Corp.
2.85%, 3/15/23	$13,000	$13,172
Medtronic, Inc.
3.15%, 3/15/22	11,000	11,342
Molson Coors Brewing Co.
2.10%, 7/15/21	15,000	15,004
Morgan Stanley
2.50%, 4/21/21	157,000	158,098
5.50%, 7/28/21	81,000	85,975
2.75%, 5/19/22	40,000	40,595
3.13%, 1/23/23	62,000	63,637
Mosaic Co. (The)
4.25%, 11/15/23	12,000	12,723
MPLX L.P.
4.50%, 7/15/23	47,000	50,098
NBCUniversal Media LLC
4.38%, 4/1/21	41,000	42,459
Newell Brands, Inc.
3.85%, 4/1/23	16,000	16,481
Newmont Goldcorp Corp.
3.50%, 3/15/22	148,000	151,895
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/24	5,000	5,168
Northrop Grumman Corp.
2.55%, 10/15/22	23,000	23,316
NVIDIA Corp.
2.20%, 9/16/21	15,000	15,032
Occidental Petroleum Corp.
2.90%, 8/15/24	60,000	60,516
Omnicom Group, Inc.
4.45%, 8/15/20	24,000	24,480
Oracle Corp.
2.50%, 10/15/22	26,000	26,396
3.63%, 7/15/23	22,000	23,245
PepsiCo, Inc.
3.13%, 11/1/20	61,000	61,855
2.75%, 3/1/23	25,000	25,774
Philip Morris International, Inc.
2.38%, 8/17/22	21,000	21,141
Phillips 66
4.30%, 4/1/22	16,000	16,877
Public Service Enterprise Group, Inc.
2.65%, 11/15/22(a)	25,000	25,365
Republic Services, Inc.
3.55%, 6/1/22	25,000	25,910
Reynolds American, Inc.
4.00%, 6/12/22	26,000	27,095
4.85%, 9/15/23	24,000	25,990
Roper Technologies, Inc.
3.13%, 11/15/22	10,000	10,273
Santander Holdings USA, Inc.
3.40%, 1/18/23	25,000	25,599
Sempra Energy
2.90%, 2/1/23	32,000	32,535
Starbucks Corp.
3.10%, 3/1/23	13,000	13,429
SunTrust Bank
3.20%, 4/1/24	46,000	47,852
Synchrony Financial
2.70%, 2/3/20	95,000	95,114
4.25%, 8/15/24	44,000	46,409
Tech Data Corp.
3.70%, 2/15/22	30,000	30,683
Thermo Fisher Scientific, Inc.
3.30%, 2/15/22	39,000	40,259
Toyota Motor Credit Corp.
3.30%, 1/12/22	36,000	37,143
TWDC Enterprises 18 Corp.
2.45%, 3/4/22	7,000	7,104
2.35%, 12/1/22	26,000	26,391
Tyson Foods, Inc.
3.95%, 8/15/24	14,000	14,956
Union Pacific Corp.
3.15%, 3/1/24	22,000	22,862
United Parcel Service, Inc.
3.13%, 1/15/21	73,000	73,953
United Technologies Corp.
3.10%, 6/1/22	27,000	27,846
3.65%, 8/16/23	33,000	34,944
UnitedHealth Group, Inc.
1.95%, 10/15/20	39,000	38,992
Verizon Communications, Inc.
5.15%, 9/15/23(a)	34,000	38,065
Viacom, Inc.
4.50%, 3/1/21(a)	45,000	46,358
Walgreen Co.
3.10%, 9/15/22(a)	12,000	12,293
Walmart, Inc.
3.40%, 6/26/23	22,000	23,173
Wells Fargo & Co.
2.55%, 12/7/20	35,000	35,197
4.60%, 4/1/21	64,000	66,351
3.75%, 1/24/24	96,000	101,645
WestRock RKT LLC
4.90%, 3/1/22	9,000	9,525

TOTAL U.S. CORPORATE BONDS (Cost: $9,475,927)		9,574,748

FOREIGN CORPORATE BONDS - 3.9%

Germany - 1.4%
Deutsche Bank AG
2.70%, 7/13/20	36,000	35,932
4.25%, 10/14/21	100,000	101,618

Total Germany		137,550

Switzerland - 1.1%
ABB Finance USA, Inc.
3.38%, 4/3/23	28,000	29,216
Novartis Capital Corp.
2.40%, 5/17/22(a)	20,000	20,305
2.40%, 9/21/22	62,000	63,004

Total Switzerland		112,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2019

Investments	Principal Amount	Value
United Kingdom - 1.4%
BAT Capital Corp.
3.22%, 8/15/24	$78,000	$78,907
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/23	56,000	58,507

Total United Kingdom		137,414

TOTAL FOREIGN CORPORATE BONDS (Cost: $382,835)		387,489

U.S. GOVERNMENT OBLIGATIONS - 0.4%

U.S. Treasury Note - 0.4%
U.S. Treasury Note
2.63%, 8/31/20
(Cost: $40,932)	41,000	41,290

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b) (Cost: $295,458)(c)	295,458	295,458

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $10,195,152)		10,298,985
Other Assets less Liabilities - (1.7)%		(169,447)

NET ASSETS - 100.0%		$10,129,538

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(c)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $320,566 and the total market value of the collateral held by the Fund was $329,102. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $33,644.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2019

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 95.4%

United States - 95.4%
Acadia Healthcare Co., Inc.
5.63%, 2/15/23	$150,000	$153,562
ADT Security Corp. (The)
6.25%, 10/15/21	125,000	133,750
4.13%, 6/15/23	67,000	68,173
AES Corp.
4.88%, 5/15/23	192,000	195,840
AMC Networks, Inc.
5.00%, 4/1/24	150,000	154,879
American Axle & Manufacturing, Inc.
6.63%, 10/15/22(a)	190,000	192,850
Aramark Services, Inc.
5.13%, 1/15/24	50,000	51,750
Arconic, Inc.
5.40%, 4/15/21	190,000	196,628
Ashland LLC
4.75%, 8/15/22(a)	50,000	52,563
B&G Foods, Inc.
4.63%, 6/1/21	50,000	50,198
Berry Global, Inc.
5.50%, 5/15/22(a)	242,000	246,235
Cablevision Systems Corp.
5.88%, 9/15/22	311,000	335,880
California Resources Corp.
8.00%, 12/15/22(a)(b)	200,000	100,000
CCO Holdings LLC
5.25%, 3/15/21	121,000	121,172
5.13%, 2/15/23	145,000	147,719
4.00%, 3/1/23(b)	177,000	180,319
Centene Corp.
5.63%, 2/15/21	429,000	435,311
CenturyLink, Inc.
5.80%, 3/15/22, Series T	293,000	310,214
Chemours Co. (The)
6.63%, 5/15/23	100,000	99,125
Cinemark USA, Inc.
4.88%, 6/1/23	50,000	50,875
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24(b)	270,000	297,313
Cogent Communications Group, Inc.
5.38%, 3/1/22(b)	228,000	238,260
CommScope, Inc.
5.00%, 6/15/21(b)	70,000	70,284
Community Health Systems, Inc.
5.13%, 8/1/21(a)	199,000	199,249
6.25%, 3/31/23	277,000	276,197
Consolidated Communications, Inc.
6.50%, 10/1/22(a)	206,000	191,580
Crestwood Midstream Partners L.P.
6.25%, 4/1/23(a)	270,000	278,437
Crown Americas LLC
4.50%, 1/15/23(a)	150,000	157,875
CSC Holdings LLC
6.75%, 11/15/21	166,000	179,280
CVR Partners L.P.
9.25%, 6/15/23(a)(b)	75,000	78,469
DCP Midstream Operating L.P.
3.88%, 3/15/23	50,000	50,688
Dell International LLC
5.88%, 6/15/21(b)	249,000	253,295
Denbury Resources, Inc.
9.00%, 5/15/21(b)	150,000	139,875
9.25%, 3/31/22(b)	142,000	124,960
Diamond Resorts International, Inc.
7.75%, 9/1/23(a)(b)	171,000	176,771
DISH DBS Corp.
5.13%, 5/1/20	50,000	50,688
5.88%, 7/15/22	198,000	206,662
5.00%, 3/15/23	268,000	271,765
DPL, Inc.
7.25%, 10/15/21	2,000	2,153
Edgewell Personal Care Co.
4.70%, 5/24/22	24,000	24,850
EMC Corp.
3.38%, 6/1/23(a)	205,000	205,533
Endo Finance LLC
5.38%, 1/15/23(b)	153,000	94,095
Ferrellgas L.P.
6.75%, 1/15/22(a)	145,000	123,431
Forum Energy Technologies, Inc.
6.25%, 10/1/21	225,000	187,875
Freeport-McMoRan, Inc.
3.55%, 3/1/22	150,000	150,750
3.88%, 3/15/23	301,000	304,010
Frontier Communications Corp.
8.75%, 4/15/22	50,000	22,500
10.50%, 9/15/22	200,000	93,250
7.13%, 1/15/23	301,000	134,697
Gap, Inc. (The)
5.95%, 4/12/21	50,000	51,873
Genworth Holdings, Inc.
4.90%, 8/15/23(a)	140,000	133,644
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23(a)	225,000	228,656
Griffon Corp.
5.25%, 3/1/22	327,000	331,087
Hanesbrands, Inc.
4.63%, 5/15/24(b)	50,000	52,875
HCA Healthcare, Inc.
6.25%, 2/15/21	69,000	72,422
HCA, Inc.
7.50%, 2/15/22	43,000	47,764
5.88%, 5/1/23	180,000	198,450
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(b)	170,000	174,964
Hughes Satellite Systems Corp.
7.63%, 6/15/21	53,000	57,240
6.63%, 8/1/26	50,000	54,398
Huntsman International LLC
5.13%, 11/15/22	70,000	74,681
KB Home
7.63%, 5/15/23	100,000	113,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2019

Investments	Principal Amount	Value
Kennedy-Wilson, Inc.
5.88%, 4/1/24	$75,000	$77,321
L Brands, Inc.
5.63%, 10/15/23(a)	243,000	256,972
Lamar Media Corp.
5.38%, 1/15/24	30,000	30,938
Lee Enterprises, Inc.
9.50%, 3/15/22(a)(b)	30,000	30,150
Lennar Corp.
4.75%, 11/15/22	75,000	79,125
Level 3 Financing, Inc.
5.38%, 8/15/22	144,000	144,900
5.63%, 2/1/23	145,000	147,175
Level 3 Parent LLC
5.75%, 12/1/22	49,000	49,319
Lions Gate Capital Holdings LLC
6.38%, 2/1/24(a)(b)	60,000	63,593
Martin Midstream Partners L.P.
7.25%, 2/15/21	274,000	255,850
MDC Partners, Inc.
6.50%, 5/1/24(b)	100,000	91,625
MEDNAX, Inc.
5.25%, 12/1/23(b)	100,000	101,900
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22	192,000	189,120
MGM Resorts International
6.00%, 3/15/23	315,000	347,823
Molina Healthcare, Inc.
5.38%, 11/15/22	194,000	206,375
National CineMedia LLC
6.00%, 4/15/22	2,000	2,028
Navient Corp.
6.50%, 6/15/22	199,000	212,432
5.50%, 1/25/23(a)	118,000	122,277
7.25%, 9/25/23	147,000	160,340
6.13%, 3/25/24	100,000	104,219
NCR Corp.
5.00%, 7/15/22	423,000	428,287
Newmark Group, Inc.
6.13%, 11/15/23	241,000	261,613
Nexstar Broadcasting, Inc.
5.88%, 11/15/22	30,000	30,750
Nielsen Finance LLC
5.00%, 4/15/22(b)	197,000	198,537
PBF Holding Co. LLC
7.00%, 11/15/23	220,000	227,977
PBF Logistics L.P.
6.88%, 5/15/23	260,000	267,800
Peabody Energy Corp.
6.00%, 3/31/22(a)(b)	302,000	305,020
Pitney Bowes, Inc.
4.13%, 10/1/21	49,000	49,490
4.63%, 5/15/22	161,000	161,805
5.20%, 4/1/23	262,000	259,380
Plantronics, Inc.
5.50%, 5/31/23(b)	150,000	150,750
PolyOne Corp.
5.25%, 3/15/23	50,000	54,188
PQ Corp.
6.75%, 11/15/22(b)	50,000	51,938
Realogy Group LLC
4.88%, 6/1/23(a)(b)	234,000	219,960
Rite Aid Corp.
6.13%, 4/1/23(b)	125,000	99,637
RR Donnelley & Sons Co.
7.88%, 3/15/21	16,000	16,600
Sabre GLBL, Inc.
5.38%, 4/15/23(b)	175,000	179,375
Scientific Games International, Inc.
10.00%, 12/1/22(a)	201,000	209,794
Sealed Air Corp.
4.88%, 12/1/22(b)	193,000	203,374
SESI LLC
7.13%, 12/15/21(a)	50,000	34,313
Sirius XM Radio, Inc.
3.88%, 8/1/22(b)	172,000	175,494
4.63%, 5/15/23(a)(b)	43,000	44,021
Spectrum Brands, Inc.
6.63%, 11/15/22	59,000	60,106
Springleaf Finance Corp.
6.13%, 5/15/22	429,000	460,102
Steel Dynamics, Inc.
5.13%, 10/1/21	46,000	46,221
5.25%, 4/15/23	85,000	86,594
T-Mobile USA, Inc.
4.00%, 4/15/22(a)	150,000	154,125
TEGNA, Inc.
6.38%, 10/15/23	75,000	77,438
Tenet Healthcare Corp.
8.13%, 4/1/22	271,000	294,116
6.75%, 6/15/23(a)	225,000	237,134
Titan International, Inc.
6.50%, 11/30/23	134,000	107,200
Toll Brothers Finance Corp.
5.88%, 2/15/22	76,000	81,130
4.38%, 4/15/23	125,000	131,562
TransDigm, Inc.
6.00%, 7/15/22	412,000	419,210
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)(b)	100,000	104,000
Triumph Group, Inc.
4.88%, 4/1/21	341,000	341,699
Univar USA, Inc.
6.75%, 7/15/23(a)(b)	130,000	132,762
Vista Outdoor, Inc.
5.88%, 10/1/23(a)	131,000	122,485
Wynn Las Vegas LLC
4.25%, 5/30/23(b)	50,000	51,563
XPO Logistics, Inc.
6.13%, 9/1/23(b)	119,000	123,165
Zayo Group LLC
6.00%, 4/1/23	315,000	324,844

TOTAL U.S. CORPORATE BONDS (Cost: $19,070,081)		19,112,680

FOREIGN CORPORATE BONDS - 1.3%

Israel - 0.2%
Teva Pharmaceutical Finance IV LLC
2.25%, 3/18/20	30,000	29,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2019

Investments	Principal Amount	Value
United Kingdom - 1.1%
Avon International Operations, Inc.
7.88%, 8/15/22(b)	$207,000	$216,516

TOTAL FOREIGN CORPORATE BONDS (Cost: $241,604)		246,178

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.0%

United States - 15.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c) (Cost: $3,007,048)(d)	3,007,048	3,007,048

TOTAL INVESTMENTS IN SECURITIES - 111.7% (Cost: $22,318,733)		22,365,906
Other Assets less Liabilities - (11.7)%		(2,334,709)

NET ASSETS - 100.0%		$20,031,197

(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,393,626 and the total market value of the collateral held by the Fund was $3,521,869. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $514,821.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

September 30, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 105.4%

U.S. Treasury Bills - 105.4%
U.S. Treasury Bills
2.08%, 10/1/19*	$244,000	$244,000
1.77%, 11/5/19*	291,000	290,503
1.96%, 11/7/19*	735,000	733,704
1.73%, 11/12/19*	291,000	290,414
1.95%, 11/14/19*	567,000	565,770
1.78%, 11/19/19*	291,000	290,305
1.96%, 11/21/19*	589,000	587,507
1.89%, 11/29/19*	589,000	587,255
1.80%, 12/5/19*	778,000	775,499
1.79%, 12/12/19*	589,000	586,913
1.75%, 12/19/19*	589,000	586,777
1.81%, 12/26/19*	262,000	260,886

TOTAL INVESTMENTS IN SECURITIES - 105.4% (Cost: $5,799,161)		5,799,533
Other Assets less Liabilities - (5.4)%		(298,167)

NET ASSETS - 100.0%		$5,501,366

*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAPS - SHORT EXPOSURE TO REFERENCE ENTITY (OTC - OVER THE COUNTER)

Fund Pays Total Return of Reference Entity	Fund Receives Variable Rate (per annum)	Counterparty	Termination Date	Notional Value	Upfront Premiums Paid	Upfront Premiums Received	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	2.37% (1-Month London Interbank Offered Rate plus 0.31%), Monthly	Bank of America Merrill Lynch	10/2/19	$420,601	$—	$—	$—	$(5,383)
S&P 500 Index	2.46% (1-Month London Interbank Offered Rate plus 0.40%), Monthly	Citigroup, Inc.	10/2/19	1,033,478	—	—	—	(13,163)
S&P 500 Index	2.44% (1-Month London Interbank Offered Rate plus 0.38%), Monthly	Goldman Sachs	10/2/19	895,280	—	—	—	(11,415)
S&P 500 Index	2.46% (1-Month London Interbank Offered Rate plus 0.40%), Monthly	Morgan Stanley & Co.	10/2/19	1,021,460	—	—	—	(13,010)
S&P 500 Index	2.51% (1-Month London Interbank Offered Rate plus 0.45%), Monthly	Royal Bank of Canada	11/4/19	943,349	—	—	—	(11,983)

				$4,314,168	$—	$—	$—	$(54,954)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

September 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 0.8%
Boeing Co. (The)	885	$336,716

Air Freight & Logistics - 2.5%
C.H. Robinson Worldwide, Inc.(a)	8,448	716,221
United Parcel Service, Inc. Class B	2,923	350,234

Total Air Freight & Logistics		1,066,455

Automobiles - 0.7%
Harley-Davidson, Inc.	8,859	318,658

Banks - 1.7%
Comerica, Inc.	4,009	264,554
SVB Financial Group*	945	197,458
Western Alliance Bancorp	6,215	286,387

Total Banks		748,399

Beverages - 0.8%
Brown-Forman Corp. Class B	5,216	327,460

Biotechnology - 3.5%
Arena Pharmaceuticals, Inc.*	4,940	226,104
Biogen, Inc.*	1,155	268,907
Celgene Corp.*	2,723	270,394
Gilead Sciences, Inc.	8,691	550,835
Ligand Pharmaceuticals, Inc.*(a)	1,759	175,091

Total Biotechnology		1,491,331

Capital Markets - 1.6%
E*TRADE Financial Corp.	7,955	347,554
Franklin Resources, Inc.	11,439	330,130

Total Capital Markets		677,684

Chemicals - 0.6%
Chemours Co. (The)	18,478	276,061

Commercial Services & Supplies - 0.8%
Healthcare Services Group, Inc.(a)	15,041	365,346

Communications Equipment - 3.4%
Cisco Systems, Inc.	11,670	576,615
Motorola Solutions, Inc.	4,317	735,660
Ubiquiti, Inc.(a)	1,441	170,412

Total Communications Equipment		1,482,687

Consumer Finance - 1.8%
Discover Financial Services	3,652	296,141
SLM Corp.	25,422	224,349
Synchrony Financial	7,846	267,470

Total Consumer Finance		787,960

Diversified Consumer Services - 0.6%
H&R Block, Inc.	10,620	250,844

Diversified Telecommunication Services - 2.0%
CenturyLink, Inc.	16,693	208,329
Verizon Communications, Inc.	10,462	631,486

Total Diversified Telecommunication Services		839,815

Electric Utilities - 1.2%
PPL Corp.	16,321	513,948

Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp. Class A	6,379	615,574
Vishay Intertechnology, Inc.	14,569	246,653
Zebra Technologies Corp. Class A*	1,078	222,467

Total Electronic Equipment, Instruments & Components		1,084,694

Entertainment - 1.0%
Activision Blizzard, Inc.	8,354	442,094

Equity Real Estate Investment Trusts (REITs) - 4.6%
Lexington Realty Trust	52,575	538,894
Mack-Cali Realty Corp.	20,599	446,174
Medical Properties Trust, Inc.	51,756	1,012,347

Total Equity Real Estate Investment Trusts (REITs)		1,997,415

Food Products - 3.3%
Cal-Maine Foods, Inc.	6,929	276,848
Hormel Foods Corp.	26,529	1,160,113

Total Food Products		1,436,961

Health Care Equipment & Supplies - 0.7%
Integer Holdings Corp.*	3,736	282,292

Health Care Providers & Services - 8.3%
AMN Healthcare Services, Inc.*	6,253	359,923
Encompass Health Corp.	7,661	484,788
HCA Healthcare, Inc.	3,433	413,402
HealthEquity, Inc.*	3,856	220,351
Laboratory Corp. of America Holdings*	3,649	613,032
Quest Diagnostics, Inc.	8,246	882,569
Universal Health Services, Inc. Class B	4,025	598,719

Total Health Care Providers & Services		3,572,784

Hotels, Restaurants & Leisure - 1.9%
Cracker Barrel Old Country Store, Inc.(a)	3,178	516,902
Las Vegas Sands Corp.	5,355	309,305

Total Hotels, Restaurants & Leisure		826,207

Household Products - 2.8%
Clorox Co. (The)	2,120	321,964
Colgate-Palmolive Co.	3,952	290,512
WD-40 Co.(a)	3,235	593,752

Total Household Products		1,206,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

September 30, 2019

Investments	Shares	Value
Independent Power & Renewable Electricity Producers - 1.9%
AES Corp.	24,669	$403,091
Clearway Energy, Inc. Class C	22,707	414,403

Total Independent Power & Renewable Electricity Producers		817,494

Industrial Conglomerates - 0.9%
3M Co.	2,267	372,695

Insurance - 4.6%
Hanover Insurance Group, Inc. (The)	7,819	1,059,787
Old Republic International Corp.	38,440	906,031

Total Insurance		1,965,818

Interactive Media & Services - 3.2%
Alphabet, Inc. Class A*	558	681,396
Cargurus, Inc.*(a)	10,615	328,535
Facebook, Inc. Class A*	2,027	360,968

Total Interactive Media & Services		1,370,899

Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	8,416	328,056

IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A	7,703	464,221
EPAM Systems, Inc.*	1,730	315,414
Western Union Co. (The)	42,477	984,192

Total IT Services		1,763,827

Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. Class A*	1,348	448,534

Machinery - 0.8%
Cummins, Inc.	2,154	350,391

Media - 5.6%
AMC Networks, Inc. Class A*	7,517	369,536
Interpublic Group of Cos., Inc. (The)	25,063	540,358
Omnicom Group, Inc.	15,666	1,226,648
TEGNA, Inc.	18,046	280,254

Total Media		2,416,796

Metals & Mining - 1.6%
Steel Dynamics, Inc.	23,753	707,839

Multiline Retail - 1.0%
Nordstrom, Inc.(a)	12,978	436,969

Oil, Gas & Consumable Fuels - 4.2%
Apache Corp.	10,796	276,378
CVR Energy, Inc.	7,276	320,362
Delek U.S. Holdings, Inc.	7,602	275,953
Equitrans Midstream Corp.(a)	17,599	256,065
Occidental Petroleum Corp.	15,202	676,033

Total Oil, Gas & Consumable Fuels		1,804,791

Professional Services - 0.6%
Robert Half International, Inc.	4,991	277,799

Semiconductors & Semiconductor Equipment - 7.7%
Intel Corp.	15,513	799,385
KLA Corp.	2,391	381,245
Lam Research Corp.	1,431	330,719
Maxim Integrated Products, Inc.	6,365	368,597
Skyworks Solutions, Inc.	4,337	343,707
Teradyne, Inc.	5,298	306,807
Texas Instruments, Inc.	4,280	553,147
Xilinx, Inc.	2,535	243,107

Total Semiconductors & Semiconductor Equipment		3,326,714

Software - 7.2%
Citrix Systems, Inc.	9,420	909,219
Fortinet, Inc.*	4,133	317,249
Microsoft Corp.	6,040	839,741
Oracle Corp.	10,094	555,473
VMware, Inc. Class A	3,270	490,696

Total Software		3,112,378

Specialty Retail - 1.4%
Best Buy Co., Inc.	3,707	255,746
Gap, Inc. (The)	21,033	365,133

Total Specialty Retail		620,879

Technology Hardware, Storage & Peripherals - 0.6%
NetApp, Inc.	4,560	239,446

Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands, Inc.	15,093	231,225
Tapestry, Inc.	11,491	299,340

Total Textiles, Apparel & Luxury Goods		530,565

Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp.	20,134	253,286
Radian Group, Inc.	10,843	247,654

Total Thrifts & Mortgage Finance		500,940

Tobacco - 0.5%
Philip Morris International, Inc.	2,758	209,415

Trading Companies & Distributors - 2.5%
Fastenal Co.	7,300	238,491
W.W. Grainger, Inc.	950	282,292
Watsco, Inc.	3,159	534,440

Total Trading Companies & Distributors		1,055,223

TOTAL COMMON STOCKS (Cost: $44,397,881)		42,989,507

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%

United States - 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(b) (Cost: $1,696,547)(c)	1,696,547	1,696,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

September 30, 2019

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $46,094,428)	$44,686,054
Other Assets less Liabilities - (3.7)%	(1,575,099)

NET ASSETS - 100.0%	$43,110,955

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(c)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,203,061 and the total market value of the collateral held by the Fund was $3,254,055. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,557,508.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2019

Investments	Shares	Value
COMMON STOCKS - 90.6%

Argentina - 0.1%

Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc.*	42	$23,152

China - 0.1%

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	587	26,667

Israel - 0.1%

Software - 0.1%
Check Point Software Technologies Ltd.*	210	22,995

Netherlands - 0.1%

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors N.V.	448	48,886

Peru - 0.0%

Banks - 0.0%
Credicorp Ltd.	14	2,918

Russia - 0.1%

Interactive Media & Services - 0.1%
Yandex N.V. Class A*	588	20,586

United Kingdom - 0.5%

Beverages - 0.0%
Coca-Cola European Partners PLC	321	17,800

Chemicals - 0.4%
Linde PLC	740	143,353

Energy Equipment & Services - 0.1%
TechnipFMC PLC	1,316	31,768

Total United Kingdom		192,921

United States - 89.6%

Aerospace & Defense - 2.4%
Arconic, Inc.	588	15,288
Boeing Co. (The)	784	298,289
General Dynamics Corp.	308	56,281
L3Harris Technologies, Inc.	252	52,577
Lockheed Martin Corp.	350	136,521
Northrop Grumman Corp.	224	83,953
Raytheon Co.	364	71,413
Textron, Inc.	322	15,765
TransDigm Group, Inc.	56	29,158
United Technologies Corp.	1,287	175,701

Total Aerospace & Defense		934,946

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	224	18,991
Expeditors International of Washington, Inc.	210	15,601
FedEx Corp.	154	22,418
United Parcel Service, Inc. Class B	1,035	124,013

Total Air Freight & Logistics		181,023

Airlines - 0.3%
American Airlines Group, Inc.	153	4,126
Delta Air Lines, Inc.	924	53,222
Southwest Airlines Co.	642	34,675
United Airlines Holdings, Inc.*	336	29,706

Total Airlines		121,729

Auto Components - 0.1%
Aptiv PLC	350	30,597

Automobiles - 0.4%
Ford Motor Co.	5,222	47,833
General Motors Co.	1,708	64,016
Tesla, Inc.*	140	33,722

Total Automobiles		145,571

Banks - 5.1%
Bank of America Corp.	12,880	375,710
BB&T Corp.	1,175	62,710
Citigroup, Inc.	3,457	238,810
Citizens Financial Group, Inc.	756	26,740
Comerica, Inc.	181	11,944
Fifth Third Bancorp	1,092	29,899
First Republic Bank	69	6,672
Huntington Bancshares, Inc.	1,806	25,772
JPMorgan Chase & Co.	4,983	586,449
KeyCorp	1,848	32,968
M&T Bank Corp.	182	28,750
PNC Financial Services Group, Inc. (The)	630	88,301
Regions Financial Corp.	1,652	26,135
SunTrust Banks, Inc.	489	33,643
SVB Financial Group*	70	14,626
U.S. Bancorp	2,240	123,962
Wells Fargo & Co.	5,644	284,683

Total Banks		1,997,774

Beverages - 1.8%
Brown-Forman Corp. Class B	405	25,426
Coca-Cola Co. (The)	5,727	311,778
Constellation Brands, Inc. Class A	224	46,431
Molson Coors Brewing Co. Class B	266	15,295
Monster Beverage Corp.*	574	33,326
PepsiCo, Inc.	2,085	285,853

Total Beverages		718,109

Biotechnology - 1.8%
AbbVie, Inc.	1,958	148,260
Alexion Pharmaceuticals, Inc.*	224	21,938
Amgen, Inc.	812	157,130
Biogen, Inc.*	252	58,671
BioMarin Pharmaceutical, Inc.*	168	11,323
Celgene Corp.*	1,024	101,683
Exact Sciences Corp.*	153	13,827
Gilead Sciences, Inc.	1,791	113,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2019

Investments	Shares	Value
Incyte Corp.*	280	$20,784
Regeneron Pharmaceuticals, Inc.*	98	27,185
Vertex Pharmaceuticals, Inc.*	252	42,694

Total Biotechnology		717,009

Building Products - 0.2%
Johnson Controls International PLC	1,625	71,321
Masco Corp.	504	21,007

Total Building Products		92,328

Capital Markets - 2.4%
Ameriprise Financial, Inc.	210	30,891
Bank of New York Mellon Corp. (The)	1,218	55,066
BlackRock, Inc.	168	74,868
Charles Schwab Corp. (The)	1,511	63,205
CME Group, Inc.	433	91,510
E*TRADE Financial Corp.	322	14,068
Franklin Resources, Inc.	490	14,141
Goldman Sachs Group, Inc. (The)	532	110,246
Intercontinental Exchange, Inc.	770	71,048
Moody’s Corp.	266	54,485
Morgan Stanley	1,833	78,214
MSCI, Inc.	154	33,533
Northern Trust Corp.	308	28,743
Raymond James Financial, Inc.	196	16,162
S&P Global, Inc.	350	85,743
State Street Corp.	643	38,059
T. Rowe Price Group, Inc.	308	35,189
TD Ameritrade Holding Corp.	615	28,721

Total Capital Markets		923,892

Chemicals - 1.1%
Air Products & Chemicals, Inc.	294	65,227
Albemarle Corp.	167	11,610
Celanese Corp.	238	29,105
DuPont de Nemours, Inc.	1,021	72,808
Ecolab, Inc.	377	74,661
FMC Corp.	224	19,640
International Flavors & Fragrances, Inc.	112	13,741
LyondellBasell Industries N.V. Class A	504	45,093
Mosaic Co. (The)	377	7,729
PPG Industries, Inc.	336	39,819
Sherwin-Williams Co. (The)	112	61,585

Total Chemicals		441,018

Commercial Services & Supplies - 0.5%
Cintas Corp.	139	37,266
Copart, Inc.*	560	44,985
Republic Services, Inc.	349	30,206
Waste Connections, Inc.	139	12,788
Waste Management, Inc.	546	62,790

Total Commercial Services & Supplies		188,035

Communications Equipment - 1.0%
Arista Networks, Inc.*	56	13,380
Cisco Systems, Inc.	6,468	319,584
Juniper Networks, Inc.	1,091	27,002
Motorola Solutions, Inc.	196	33,400

Total Communications Equipment		393,366

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	266	24,339

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	98	26,862
Vulcan Materials Co.	154	23,291

Total Construction Materials		50,153

Consumer Finance - 0.7%
Ally Financial, Inc.	406	13,463
American Express Co.	1,063	125,732
Capital One Financial Corp.	602	54,770
Discover Financial Services	546	44,275
Synchrony Financial	700	23,863

Total Consumer Finance		262,103

Containers & Packaging - 0.2%
Avery Dennison Corp.	84	9,540
Ball Corp.	602	43,832
International Paper Co.	826	34,543

Total Containers & Packaging		87,915

Distributors - 0.1%
Genuine Parts Co.	84	8,366
LKQ Corp.*	798	25,097

Total Distributors		33,463

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B*	2,730	567,895

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	10,120	382,941
CenturyLink, Inc.	993	12,392
Verizon Communications, Inc.	6,116	369,162

Total Diversified Telecommunication Services		764,495

Electric Utilities - 2.0%
Alliant Energy Corp.	657	35,432
American Electric Power Co., Inc.	616	57,713
Duke Energy Corp.	1,020	97,777
Edison International	406	30,621
Entergy Corp.	420	49,291
Evergy, Inc.	336	22,364
Eversource Energy	378	32,308
Exelon Corp.	1,175	56,764
FirstEnergy Corp.	686	33,086
NextEra Energy, Inc.	588	136,998
Pinnacle West Capital Corp.	321	31,159
PPL Corp.	1,106	34,828
Southern Co. (The)	1,539	95,064
Xcel Energy, Inc.	740	48,019

Total Electric Utilities		761,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2019

Investments	Shares	Value
Electrical Equipment - 0.4%
AMETEK, Inc.	308	$28,281
Eaton Corp. PLC	560	46,564
Emerson Electric Co.	854	57,098
Rockwell Automation, Inc.	168	27,686

Total Electrical Equipment		159,629

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	321	30,976
CDW Corp.	41	5,053
Corning, Inc.	1,134	32,342
Keysight Technologies, Inc.*	168	16,338
TE Connectivity Ltd.	476	44,354

Total Electronic Equipment, Instruments & Components		129,063

Energy Equipment & Services - 0.3%
Baker Hughes a GE Co.	1,022	23,711
Halliburton Co.	1,148	21,640
National Oilwell Varco, Inc.	237	5,024
Schlumberger Ltd.	2,030	69,365

Total Energy Equipment & Services		119,740

Entertainment - 1.6%
Activision Blizzard, Inc.	951	50,327
Electronic Arts, Inc.*	434	42,454
Netflix, Inc.*	531	142,106
Spotify Technology S.A.*	27	3,078
Take-Two Interactive Software, Inc.*	140	17,548
Walt Disney Co. (The)	2,760	359,683

Total Entertainment		615,196

Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	41	6,316
American Tower Corp.	616	136,216
AvalonBay Communities, Inc.	196	42,205
Boston Properties, Inc.	69	8,947
Camden Property Trust	280	31,083
Crown Castle International Corp.	546	75,899
Digital Realty Trust, Inc.	266	34,529
Equinix, Inc.	111	64,025
Equity Residential	490	42,267
Essex Property Trust, Inc.	28	9,146
Extra Space Storage, Inc.	294	34,345
HCP, Inc.	268	9,549
Host Hotels & Resorts, Inc.	1,428	24,690
Invitation Homes, Inc.	601	17,796
Mid-America Apartment Communities, Inc.	28	3,640
Prologis, Inc.	938	79,936
Public Storage	210	51,507
Realty Income Corp.	712	54,596
Regency Centers Corp.	336	23,349
SBA Communications Corp.	224	54,018
Simon Property Group, Inc.	448	69,731
Sun Communities, Inc.	140	20,783
UDR, Inc.	434	21,040
Ventas, Inc.	532	38,852
VICI Properties, Inc.	1,287	29,151
Vornado Realty Trust	308	19,610
W.P. Carey, Inc.	84	7,518
Welltower, Inc.	783	70,979
Weyerhaeuser Co.	1,204	33,351

Total Equity Real Estate Investment Trusts (REITs)		1,115,074

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	588	169,409
Kroger Co. (The)	867	22,351
Sysco Corp.	700	55,580
Walgreens Boots Alliance, Inc.	1,176	65,044
Walmart, Inc.	2,144	254,450

Total Food & Staples Retailing		566,834

Food Products - 1.0%
Archer-Daniels-Midland Co.	742	30,474
Conagra Brands, Inc.	629	19,298
General Mills, Inc.	923	50,876
Hershey Co. (The)	210	32,548
Hormel Foods Corp.	391	17,098
J.M. Smucker Co. (The)	140	15,403
Kellogg Co.	237	15,251
Kraft Heinz Co. (The)	532	14,861
Lamb Weston Holdings, Inc.	350	25,452
McCormick & Co., Inc. Non-Voting Shares	140	21,882
Mondelez International, Inc. Class A	2,197	121,538
Tyson Foods, Inc. Class A	336	28,943

Total Food Products		393,624

Gas Utilities - 0.1%
Atmos Energy Corp.	41	4,669
UGI Corp.	518	26,040

Total Gas Utilities		30,709

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	2,534	212,020
ABIOMED, Inc.*	56	9,962
Align Technology, Inc.*	57	10,312
Baxter International, Inc.	826	72,250
Becton, Dickinson and Co.	308	77,912
Boston Scientific Corp.*	1,792	72,916
Cooper Cos., Inc. (The)	56	16,632
Danaher Corp.	881	127,243
Dentsply Sirona, Inc.	223	11,888
DexCom, Inc.*	56	8,357
Edwards Lifesciences Corp.*	279	61,355
IDEXX Laboratories, Inc.*	98	26,649
Intuitive Surgical, Inc.*	126	68,031
Medtronic PLC	2,210	240,050
ResMed, Inc.	56	7,566
STERIS PLC	238	34,389
Stryker Corp.	405	87,602
Varian Medical Systems, Inc.*	112	13,338
Zimmer Biomet Holdings, Inc.	280	38,436

Total Health Care Equipment & Supplies		1,196,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2019

Investments	Shares	Value
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	210	$17,289
Anthem, Inc.	322	77,312
Cardinal Health, Inc.	476	22,462
Centene Corp.*	531	22,971
Cigna Corp.	490	74,377
CVS Health Corp.	1,945	122,671
HCA Healthcare, Inc.	378	45,519
Henry Schein, Inc.*	223	14,161
Humana, Inc.	167	42,697
Laboratory Corp. of America Holdings*	126	21,168
McKesson Corp.	280	38,265
Quest Diagnostics, Inc.	195	20,871
UnitedHealth Group, Inc.	1,232	267,738
Universal Health Services, Inc. Class B	125	18,594
WellCare Health Plans, Inc.*	55	14,254

Total Health Care Providers & Services		820,349

Health Care Technology - 0.2%
Cerner Corp.	574	39,130
Veeva Systems, Inc. Class A*	167	25,499

Total Health Care Technology		64,629

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	629	27,493
Chipotle Mexican Grill, Inc.*	42	35,300
Darden Restaurants, Inc.	140	16,551
Domino’s Pizza, Inc.	56	13,697
Hilton Worldwide Holdings, Inc.	434	40,410
Las Vegas Sands Corp.	434	25,068
Marriott International, Inc. Class A	490	60,941
McDonald’s Corp.	1,091	234,249
MGM Resorts International	700	19,404
Norwegian Cruise Line Holdings Ltd.*	252	13,046
Royal Caribbean Cruises Ltd.	224	24,266
Starbucks Corp.	2,014	178,078
Wynn Resorts Ltd.	70	7,610
Yum! Brands, Inc.	433	49,115

Total Hotels, Restaurants & Leisure		745,228

Household Durables - 0.1%
D.R. Horton, Inc.	462	24,352
Garmin Ltd.	42	3,557
Lennar Corp. Class A	392	21,893

Total Household Durables		49,802

Household Products - 1.7%
Church & Dwight Co., Inc.	336	25,281
Clorox Co. (The)	181	27,488
Colgate-Palmolive Co.	1,175	86,374
Kimberly-Clark Corp.	475	67,474
Procter & Gamble Co. (The)	3,807	473,515

Total Household Products		680,132

Independent Power & Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	630	24,948
Vistra Energy Corp.	1,022	27,318

Total Independent Power & Renewable Electricity Producers		52,266

Industrial Conglomerates - 1.2%
3M Co.	811	133,328
General Electric Co.	11,620	103,883
Honeywell International, Inc.	1,162	196,610
Roper Technologies, Inc.	126	44,932

Total Industrial Conglomerates		478,753

Insurance - 2.4%
Aflac, Inc.	1,302	68,121
Allstate Corp. (The)	518	56,296
American International Group, Inc.	1,372	76,420
Aon PLC	336	65,040
Arch Capital Group Ltd.*	531	22,291
Arthur J. Gallagher & Co.	224	20,064
Chubb Ltd.	615	99,286
Cincinnati Financial Corp.	196	22,867
Fidelity National Financial, Inc.	392	17,409
Globe Life, Inc.	349	33,420
Hartford Financial Services Group, Inc. (The)	504	30,547
Lincoln National Corp.	364	21,957
Loews Corp.	111	5,714
Markel Corp.*	28	33,093
Marsh & McLennan Cos., Inc.	685	68,534
MetLife, Inc.	1,330	62,723
Principal Financial Group, Inc.	280	15,999
Progressive Corp. (The)	826	63,809
Prudential Financial, Inc.	574	51,631
Reinsurance Group of America, Inc.	41	6,555
Travelers Cos., Inc. (The)	364	54,123
Willis Towers Watson PLC	167	32,226

Total Insurance		928,125

Interactive Media & Services - 4.4%
Alphabet, Inc. Class A*	392	478,687
Alphabet, Inc. Class C*	433	527,827
Facebook, Inc. Class A*	3,572	636,102
IAC/InterActiveCorp*	98	21,361
Snap, Inc. Class A*	938	14,820
Twitter, Inc.*	1,232	50,759

Total Interactive Media & Services		1,729,556

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	588	1,020,715
Booking Holdings, Inc.*	56	109,906
eBay, Inc.	1,640	63,927
Expedia Group, Inc.	170	22,850

Total Internet & Direct Marketing Retail		1,217,398

IT Services - 4.8%
Accenture PLC Class A	895	172,153
Akamai Technologies, Inc.*	210	19,190
Alliance Data Systems Corp.	68	8,713
Automatic Data Processing, Inc.	588	94,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2019

Investments	Shares	Value
Broadridge Financial Solutions, Inc.	140	$17,420
Cognizant Technology Solutions Corp. Class A	1,007	60,687
DXC Technology Co.	195	5,753
Fidelity National Information Services, Inc.	659	87,489
Fiserv, Inc.*	741	76,760
FleetCor Technologies, Inc.*	112	32,119
Gartner, Inc.*	111	15,872
Global Payments, Inc.	168	26,712
GoDaddy, Inc. Class A*	238	15,703
International Business Machines Corp.	1,274	185,265
MasterCard, Inc. Class A	1,260	342,178
Paychex, Inc.	518	42,875
PayPal Holdings, Inc.*	1,622	168,023
Square, Inc. Class A*	545	33,763
Twilio, Inc. Class A*	126	13,855
VeriSign, Inc.*	140	26,408
Visa, Inc. Class A	2,508	431,401

Total IT Services		1,877,254

Leisure Products - 0.1%
Hasbro, Inc.	154	18,278

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	588	45,058
Illumina, Inc.*	153	46,546
IQVIA Holdings, Inc.*	224	33,461
Mettler-Toledo International, Inc.*	27	19,019
Thermo Fisher Scientific, Inc.	546	159,033
Waters Corp.*	98	21,877

Total Life Sciences Tools & Services		324,994

Machinery - 1.3%
Caterpillar, Inc.	954	120,500
Cummins, Inc.	224	36,438
Deere & Co.	392	66,122
Dover Corp.	196	19,514
Fortive Corp.	336	23,036
Illinois Tool Works, Inc.	420	65,726
Ingersoll-Rand PLC	336	41,399
PACCAR, Inc.	504	35,285
Parker-Hannifin Corp.	182	32,871
Snap-on, Inc.	84	13,149
Stanley Black & Decker, Inc.	196	28,304
Wabtec Corp.	321	23,067
Xylem, Inc.	251	19,985

Total Machinery		525,396

Media - 1.3%
CBS Corp. Class B Non-Voting Shares	406	16,390
Charter Communications, Inc. Class A*	238	98,085
Comcast Corp. Class A	6,498	292,930
Discovery, Inc. Class C*	475	11,694
Fox Corp. Class A	938	29,580
Liberty Broadband Corp. Class C*	349	36,530
Liberty Global PLC Class C*	285	6,780
Omnicom Group, Inc.	336	26,309

Total Media		518,298

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	1,946	18,623
Newmont Goldcorp Corp.	1,204	45,656
Nucor Corp.	406	20,669

Total Metals & Mining		84,948

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp.	224	3,604
Annaly Capital Management, Inc.	322	2,834

Total Mortgage Real Estate Investment Trusts (REITs)		6,438

Multi-Utilities - 0.9%
Ameren Corp.	238	19,052
CenterPoint Energy, Inc.	125	3,773
CMS Energy Corp.	616	39,393
Consolidated Edison, Inc.	560	52,903
Dominion Energy, Inc.	910	73,747
DTE Energy Co.	196	26,060
NiSource, Inc.	699	20,914
Public Service Enterprise Group, Inc.	503	31,226
Sempra Energy	294	43,397
WEC Energy Group, Inc.	616	58,582

Total Multi-Utilities		369,047

Multiline Retail - 0.4%
Dollar General Corp.	294	46,729
Dollar Tree, Inc.*	364	41,554
Kohl’s Corp.	70	3,476
Target Corp.	699	74,730

Total Multiline Retail		166,489

Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.	251	6,426
Cheniere Energy, Inc.*	434	27,368
Chevron Corp.	2,843	337,180
Concho Resources, Inc.	210	14,259
ConocoPhillips	1,455	82,906
Devon Energy Corp.	812	19,537
Diamondback Energy, Inc.	126	11,329
EOG Resources, Inc.	547	40,598
Exxon Mobil Corp.	6,200	437,782
Hess Corp.	378	22,861
Kinder Morgan, Inc.	2,604	53,669
Marathon Oil Corp.	966	11,853
Marathon Petroleum Corp.	1,091	66,278
Noble Energy, Inc.	433	9,725
Occidental Petroleum Corp.	1,120	49,806
ONEOK, Inc.	700	51,583
Phillips 66	490	50,176
Pioneer Natural Resources Co.	210	26,412
Targa Resources Corp.	490	19,683
Valero Energy Corp.	601	51,229
Williams Cos., Inc. (The)	1,665	40,060

Total Oil, Gas & Consumable Fuels		1,430,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2019

Investments	Shares	Value
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	280	$55,706

Pharmaceuticals - 4.0%
Allergan PLC	503	84,650
Bristol-Myers Squibb Co.	2,366	119,980
Eli Lilly & Co.	1,330	148,734
Johnson & Johnson	4,048	523,730
Merck & Co., Inc.	3,767	317,106
Mylan N.V.*	671	13,272
Pfizer, Inc.	7,769	279,140
Zoetis, Inc.	672	83,725

Total Pharmaceuticals		1,570,337

Professional Services - 0.3%
CoStar Group, Inc.*	26	15,423
Equifax, Inc.	126	17,725
IHS Markit Ltd.*	532	35,580
TransUnion	154	12,491
Verisk Analytics, Inc.	237	37,479

Total Professional Services		118,698

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	448	23,748

Road & Rail - 1.0%
CSX Corp.	1,272	88,111
Kansas City Southern	126	16,759
Norfolk Southern Corp.	406	72,942
Old Dominion Freight Line, Inc.	83	14,108
Union Pacific Corp.	1,106	179,150

Total Road & Rail		371,070

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc.*	1,456	42,209
Analog Devices, Inc.	602	67,262
Applied Materials, Inc.	1,401	69,910
Broadcom, Inc.	448	123,679
Intel Corp.	6,540	337,006
KLA Corp.	168	26,788
Lam Research Corp.	167	38,595
Marvell Technology Group Ltd.	770	19,227
Maxim Integrated Products, Inc.	476	27,565
Microchip Technology, Inc.	350	32,519
Micron Technology, Inc.*	1,511	64,746
NVIDIA Corp.	797	138,734
QUALCOMM, Inc.	1,791	136,618
Skyworks Solutions, Inc.	196	15,533
Texas Instruments, Inc.	1,400	180,936
Xilinx, Inc.	307	29,441

Total Semiconductors & Semiconductor Equipment		1,350,768

Software - 6.5%
Adobe, Inc.*	616	170,170
ANSYS, Inc.*	112	24,792
Autodesk, Inc.*	296	43,719
Cadence Design Systems, Inc.*	377	24,912
Citrix Systems, Inc.	266	25,674
Fortinet, Inc.*	167	12,819
Intuit, Inc.	294	78,186
Microsoft Corp.	11,355	1,578,686
Oracle Corp.	3,751	206,418
Palo Alto Networks, Inc.*	126	25,683
salesforce.com, Inc.*	1,248	185,253
ServiceNow, Inc.*	196	49,755
Splunk, Inc.*	196	23,101
SS&C Technologies Holdings, Inc.	112	5,776
Symantec Corp.	588	13,894
Synopsys, Inc.*	210	28,822
VMware, Inc. Class A	27	4,052
Workday, Inc. Class A*	140	23,794
Zendesk, Inc.*	252	18,366

Total Software		2,543,872

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	98	16,209
AutoZone, Inc.*	28	30,369
Best Buy Co., Inc.	322	22,215
CarMax, Inc.*	196	17,248
Home Depot, Inc. (The)	1,498	347,566
Lowe’s Cos., Inc.	1,234	135,691
O’Reilly Automotive, Inc.*	111	44,235
Ross Stores, Inc.	462	50,751
Tiffany & Co.	111	10,282
TJX Cos., Inc. (The)	1,792	99,886
Tractor Supply Co.	182	16,460
Ulta Salon Cosmetics & Fragrance, Inc.*	84	21,054

Total Specialty Retail		811,966

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	6,580	1,473,723
Dell Technologies, Inc. Class C*	391	20,277
Hewlett Packard Enterprise Co.	1,806	27,397
HP, Inc.	2,170	41,056
NetApp, Inc.	293	15,386
Seagate Technology PLC	518	27,863
Western Digital Corp.	630	37,573

Total Technology Hardware, Storage & Peripherals		1,643,275

Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc.*	139	26,762
NIKE, Inc. Class B	1,944	182,580
VF Corp.	448	39,868

Total Textiles, Apparel & Luxury Goods		249,210

Tobacco - 0.7%
Altria Group, Inc.	2,548	104,213
Philip Morris International, Inc.	2,184	165,831

Total Tobacco		270,044

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,148	37,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2019

Investments	Shares	Value
United Rentals, Inc.*	112	$13,960
W.W. Grainger, Inc.	56	16,640

Total Trading Companies & Distributors		68,105

Water Utilities - 0.0%
American Water Works Co., Inc.	84	10,435

Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.*	672	52,933

Total United States		34,992,228

TOTAL COMMON STOCKS (Cost: $35,375,127)		35,330,353

	Principal Amount
U.S. GOVERNMENT OBLIGATIONS - 0.6%

U.S. Treasury Bill - 0.6%
U.S. Treasury Bill
1.90%, 12/12/19(a)(b)
(Cost: $244,090)	$245,000	244,132

TOTAL INVESTMENTS IN SECURITIES - 91.2% (Cost: $35,619,217)		35,574,485
Other Assets less Liabilities - 8.8%		3,442,396

NET ASSETS - 100.0%		$39,016,881

*	Non-income producing security.
(a)	Interest rate shown reflects the yield to maturity at the time of purchase.
(b)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $244,132 as of September 30, 2019.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	21	12/31/19	$4,525,500	$(2,504)
5 Year U.S. Treasury Note	39	12/31/19	4,646,789	(9,165)
10 Year U.S. Treasury Note	35	12/19/19	4,560,938	(11,814)
U.S. Treasury Long Bond	28	12/19/19	4,544,750	(16,625)
Ultra 10 Year U.S. Treasury Note	33	12/19/19	4,699,406	(16,368)

			$22,977,383	$(56,476)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Balanced Income Fund (WBAL)

September 30, 2019

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
Domestic Equity - 33.3%
WisdomTree U.S. High Dividend Fund(a)	10,968	$816,848
WisdomTree U.S. LargeCap Dividend Fund(a)(b)	4,268	422,831

Total Domestic Equity		1,239,679

Emerging Markets Equity - 6.3%
WisdomTree Emerging Markets Dividend Fund(a)	7,806	233,972

Fixed Income - 40.3%
iShares 20+ Year Treasury Bond ETF(b)	790	113,033
iShares MBS ETF	905	98,012
WisdomTree Emerging Markets Local Debt Fund(a)	3,786	130,276
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	8,177	188,153
WisdomTree U.S. Corporate Bond Fund(a)(b)	4,030	210,124
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)(b)	14,470	756,492

Total Fixed Income		1,496,090

International Equity - 20.1%
WisdomTree Dynamic Currency Hedged International Equity Fund(a)	11,619	334,860
WisdomTree International High Dividend Fund(a)	10,526	410,715

Total International Equity		745,575

TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,594,989)		3,715,316

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.2%
United States - 8.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(c)
(Cost: $304,601)(d)	304,601	304,601

TOTAL INVESTMENTS IN SECURITIES - 108.2% (Cost: $3,899,590)		4,019,917
Other Assets less Liabilities - (8.2)%		(304,395)

NET ASSETS - 100.0%		$3,715,522

(a)	Affiliated company (See Note 4).
(b)	Security, or portion thereof, was on loan at September 30, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)

At September 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $308,228 and the total market value of the collateral held by the Fund was $314,702. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,101.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2019

Investments	Shares	Value
COMMON STOCKS - 100.0%

Australia - 1.9%
Software - 1.9%
Atlassian Corp. PLC Class A*	616	$77,271

Canada - 1.9%
IT Services - 1.9%
Shopify, Inc. Class A*	245	76,357

Israel - 1.7%
IT Services - 1.7%
Wix.com Ltd.*	609	71,095

United States - 94.5%

Health Care Technology - 2.0%
Veeva Systems, Inc. Class A*	546	83,369

IT Services - 10.0%
Carbonite, Inc.*	6,090	94,334
Okta, Inc.*	686	67,543
PayPal Holdings, Inc.*	832	86,187
Square, Inc. Class A*	1,401	86,792
Twilio, Inc. Class A*	707	77,742

Total IT Services		412,598

Software - 82.5%
2U, Inc.*	5,306	86,382
Adobe, Inc.*	306	84,533
Anaplan, Inc.*	1,519	71,393
Appfolio, Inc. Class A*	896	85,245
Avalara, Inc.*	1,036	69,712
Blackline, Inc.*	1,757	84,002
Box, Inc. Class A*	6,608	109,429
Carbon Black, Inc.*	3,892	101,153
Coupa Software, Inc.*	637	82,536
DocuSign, Inc.*	1,967	121,797
Domo, Inc. Class B*	3,472	55,483
Dropbox, Inc. Class A*	5,047	101,798
Elastic N.V.*	1,036	85,304
Everbridge, Inc.*	1,092	67,387
Five9, Inc.*	1,386	74,484
HubSpot, Inc.*	469	71,105
Instructure, Inc.*	2,107	81,625
j2 Global, Inc.	1,064	96,632
LogMeIn, Inc.	1,295	91,893
Mimecast Ltd.*	2,093	74,657
New Relic, Inc.*	1,533	94,203
Pagerduty, Inc.*	2,541	71,783
Paycom Software, Inc.*	364	76,254
Paylocity Holding Corp.*	847	82,650
Pluralsight, Inc. Class A*	5,621	94,405
Proofpoint, Inc.*	749	96,658
Q2 Holdings, Inc.*	952	75,084
Qualys, Inc.*	1,043	78,820
RealPage, Inc.*	1,435	90,204
RingCentral, Inc. Class A*	637	80,045
salesforce.com, Inc.*	609	90,400
ServiceNow, Inc.*	343	87,071
Smartsheet, Inc. Class A*	1,785	64,314
Tenable Holdings, Inc.*	3,997	89,453
Workday, Inc. Class A*	458	77,842
Workiva, Inc.*	1,757	77,009
Yext, Inc.*	4,550	72,300
Zendesk, Inc.*	1,155	84,176
Zoom Video Communications, Inc. Class A*	952	72,542
Zscaler, Inc.*	1,092	51,608
Zuora, Inc. Class A*	6,517	98,081

Total Software		3,401,452

Total United States		3,897,419

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $4,365,689)		4,122,142
Other Assets less Liabilities - 0.0%		1,566

NET ASSETS - 100.0%		$4,123,708

*	Non-income producing security.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund’’)	April 7, 2016
WisdomTree Europe Multifactor Fund (“Europe Multifactor Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Global ex-Mexico Equity Fund (“Global ex-Mexico Equity Fund’’)	February 10, 2017
WisdomTree ICBCCS S&P China 500 Fund (“ICBCCS S&P China 500 Fund’’)	December 21, 2017
WisdomTree Japan Multifactor Fund (“Japan Multifactor Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree U.S. Corporate Bond Fund (“U.S. Corporate Bond Fund’’) (formerly, WisdomTree Fundamental U.S. Corporate Bond Fund)	April 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund (“U.S. High Yield Corporate Bond Fund’’) (formerly, WisdomTree Fundamental U.S. High Yield Corporate Bond Fund)	April 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund (“U.S. Short-Term Corporate Bond Fund’’) (formerly, WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund)	April 27, 2016
WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (“U.S. Short-Term High Yield Corporate Bond Fund’’) (formerly, WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund’’)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund’’)	December 23, 2015
WisdomTree 90/60 U.S. Balanced Fund (“90/60 U.S. Balanced Fund’’)	August 2, 2018
WisdomTree Balanced Income Fund (“Balanced Income Fund’’)	December 21, 2017
WisdomTree Cloud Computing Fund (“Cloud Computing Fund’’)	September 6, 2019

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale

Notes to Schedule of Investments (unaudited) (continued)

or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent

Notes to Schedule of Investments (unaudited) (continued)

pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing each Fund’s assets:

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$253,276,712	$—	$—
Rights	3,768	—	—
Investment of Cash Collateral for Securities Loaned	—	14,937,270	—

Total	$253,280,480	$14,937,270	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,367,876	—
Unrealized Depreciation on Foreign Currency Contracts	—	(423,469)	—

Total - Net	$253,280,480	$15,881,677	$—

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$29,106,460	$—	$—

Total	$29,106,460	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	167,959	—
Unrealized Depreciation on Foreign Currency Contracts	—	(50,830)	—

Total - Net	$29,106,460	$117,129	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Singapore	$1,050,680	$—	$17,448	**
Other*	35,823,649	—	—
Rights	9	—	—
Investment of Cash Collateral for Securities Loaned	—	4,535,196	—

Total	$36,874,338	$4,535,196	$17,448

Unrealized Appreciation on Foreign Currency Contracts	—	183,498	—
Unrealized Depreciation on Foreign Currency Contracts	—	(65,509)	—

Total - Net	$36,874,338	$4,653,185	$17,448

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$13,575,900	$16,348	$—
South Africa	—	—	0	**
South Korea	6,458,246	23,041	—
Other*	30,359,507	—	—
Rights	—	930	—
Warrants	88	—	—
Investment of Cash Collateral for Securities Loaned	—	448,711	—

Total	$50,393,741	$489,030	$0

Europe Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,716,305	$—	$—
Investment of Cash Collateral for Securities Loaned	—	52,310	—

Total	$12,716,305	$52,310	$—

Unrealized Appreciation on Foreign Currency Contracts	—	106,546	—
Unrealized Depreciation on Foreign Currency Contracts	—	(676)	—

Total - Net	$12,716,305	$158,180	$—

Global ex-Mexico Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,921,908	$—	$—
Investment of Cash Collateral for Securities Loaned	—	24,772	—

Total	$2,921,908	$24,772	$—

Notes to Schedule of Investments (unaudited) (continued)

ICBCCS S&P China 500 Fund	Level 1	Level 2	Level 3
Common Stocks
Chemicals	$272,377	$—	$7,742	**
Other*	16,737,457	—	—
Investment of Cash Collateral for Securities Loaned	—	129,699	—

Total	$17,009,834	$129,699	$7,742

Japan Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,232,723	$—	$—
Investment of Cash Collateral for Securities Loaned	—	98,800	—

Total	$1,232,723	$98,800	$—

Unrealized Appreciation on Foreign Currency Contracts	—	762	—
Unrealized Depreciation on Foreign Currency Contracts	—	(13)	—

Total - Net	$1,232,723	$99,549	$—

U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$10,238,207	$—
Foreign Corporate Bonds	—	46,423	—
U.S. Government Obligations	—	10,436	—
Investment of Cash Collateral for Securities Loaned	—	291,968	—

Total	$—	$10,587,034	$—

U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$24,923,633	$—
Foreign Corporate Bonds	—	184,541	—
Investment of Cash Collateral for Securities Loaned	—	4,645,100	—

Total	$—	$29,753,274	$—

U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$9,574,748	$—
Foreign Corporate Bonds	—	387,489	—
U.S. Government Obligations	—	41,290	—
Investment of Cash Collateral for Securities Loaned	—	295,458	—

Total	$—	$10,298,985	$—

U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$19,112,680	$—
Foreign Corporate Bonds	—	246,178	—
Investment of Cash Collateral for Securities Loaned	—	3,007,048	—

Total	$—	$22,365,906	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$5,799,533	$—

Total	$—	$5,799,533	$—

Unrealized Depreciation on Swap Contracts	—	(54,954)	—

Total - Net	$—	$5,744,579	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$42,989,507	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,696,547	—

Total	$42,989,507	$1,696,547	$—

90/60 U.S. Balanced Fund	Level 1	Level 2	Level 3
Common Stocks*	$35,330,353	$—	$—
U.S. Government Obligations	—	244,132	—

Total	$35,330,353	$244,132	$—

Unrealized Depreciation on Futures Contracts	(56,476)	—	—

Total - Net	$35,273,877	$244,132	$—

Notes to Schedule of Investments (unaudited) (continued)

Balanced Income Fund	Level 1	Level 2	Level 3
Exchange-Traded Funds	$3,715,316	$—	$—
Investment of Cash Collateral for Securities Loaned	—	304,601	—

Total	$3,715,316	$304,601	$—

Cloud Computing Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,122,142	$—	$—

Total	$4,122,142	$—	$—

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, swap contracts and futures contracts during the period ended September 30, 2019 and open positions in such derivatives as of September 30, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the period ended September 30, 2019, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Swap contracts (short)	Futures contracts (long)
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	$165,557,180	$326,820,096	$—	$—

Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	19,435,202	38,439,080	—	—

Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	23,529,139	46,378,521	—	—

Emerging Markets Dividend Fund
Foreign exchange contracts	19,264	11,178	—	—

Europe Multifactor Fund
Foreign exchange contracts	2,640,567	12,263,414	—	—

Japan Multifactor Fund
Foreign exchange contracts	170,285	720,916	—	—

Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	6,399,164	—

Dynamic Long/Short U.S. Equity Fund
Equity contracts	—	—	46,321,307	—

90/60 U.S. Balanced Fund
Interest rate contracts	—	—	—	10,281,055

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - The Currency Hedged Equity Funds utilized forward foreign currency contracts (‘‘Forward Contract’’) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Fund’s investment strategy. The Emerging Markets Dividend Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Futures Contracts - The 90/60 U.S. Balanced Fund utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with its investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Total Return Swap Contracts - The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower

Notes to Schedule of Investments (unaudited) (continued)

plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At September 30, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged International Equity Fund	$274,518,239	$17,035,320	$(23,335,809)	$(6,300,489)	$28,272	$(7,123)	$21,149	$(6,279,340)
Dynamic Currency Hedged International Quality Dividend Growth Fund	30,166,933	—	(1,060,473)	(1,060,473)	17,133	(445)	16,688	(1,043,785)
Dynamic Currency Hedged International SmallCap Equity Fund	42,645,435	2,044,330	(3,262,783)	(1,218,453)	4,038	(1,363)	2,675	(1,215,778)
Emerging Markets Dividend Fund	51,284,669	4,078,379	(4,480,277)	(401,898)	—	—	—	(401,898)
Europe Multifactor Fund	12,806,549	406,201	(444,135)	(37,934)	4,095	(23)	4,072	(33,862)
Global ex-Mexico Equity Fund	3,088,132	212,355	(353,807)	(141,452)	—	—	—	(141,452)
ICBCCS S&P China 500 Fund	19,982,235	765,904	(3,600,864)	(2,834,960)	—	—	—	(2,834,960)
Japan Multifactor Fund	1,315,859	63,649	(47,985)	15,664	—	—	—	15,664
U.S. Corporate Bond Fund	10,341,449	264,978	(19,393)	245,585	—	—	—	245,585
U.S. High Yield Corporate Bond Fund	29,431,483	703,998	(382,207)	321,791	—	—	—	321,791
U.S. Short-Term Corporate Bond Fund	10,195,152	104,112	(279)	103,833	—	—	—	103,833
U.S. Short-Term High Yield Corporate Bond Fund	22,320,024	429,229	(383,347)	45,882	—	—	—	45,882
Dynamic Bearish U.S. Equity Fund	5,799,161	577	(205)	372	—	(54,954)	(54,954)	(54,582)
Dynamic Long/Short U.S. Equity Fund	46,230,677	2,049,388	(3,594,011)	(1,544,623)	—	—	—	(1,544,623)
90/60 U.S. Balanced Fund	35,619,925	529,344	(574,784)	(45,440)	—	—	—	(45,440)
Balanced Income Fund	3,900,512	156,026	(36,621)	119,405	—	—	—	119,405
Cloud Computing Fund	4,365,689	47,672	(291,219)	(243,547)	—	—	—	(243,547)

[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized apprecation/ (depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/ (depreciation) on a GAAP basis. The unrealized appreciation/ (depreciation) for finanacial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited) (concluded)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are holdings in funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended September 30, 2019 are as follows:

Fund	Value at 6/30/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2019	Dividend Income
Dynamic Currency Hedged International Quality Dividend Growth Fund
WisdomTree International Quality Dividend Growth Fund	$28,732,853	$759,815	$—	$—	$(386,208)	$29,106,460	$140,929

Balanced Income Fund
Dynamic Currency Hedged International Equity Fund	$337,067	$1,777	$1,804	$(117)	$(2,063)	$334,860	$2,220
Emerging Markets Dividend Fund	245,819	631	—	—	(12,478)	233,972	4,606
U.S. Corporate Bond Fund	206,665	846	1,252	7	3,858	210,124	1,708
WisdomTree Emerging Markets Local Debt Fund	133,835	—	—	—	(3,559)	130,276	1,666
WisdomTree Interest Rate Hedged High Yield Bond Fund	190,536	1,063	991	(50)	(2,405)	188,153	2,479
WisdomTree International High Dividend Fund	425,145	2,109	2,146	(283)	(14,110)	410,715	3,756
WisdomTree U.S. High Dividend Fund	798,142	3,795	3,910	22	18,799	816,848	7,476
WisdomTree U.S. LargeCap Dividend Fund	413,569	2,116	2,164	39	9,271	422,831	2,781
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	741,391	3,648	3,613	16	15,050	756,492	5,851

Total Balanced Income Fund	$3,492,169	$15,985	$15,880	$(366)	$12,363	$3,504,271	$32,543

Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of and for the fiscal period ended September 30, 2019, WTAM held shares of and received distributions from the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
Fund
Dynamic Currency Hedged International Equity Fund	2,362	$68,073	$449
Emerging Markets Dividend Fund	572	17,145	337
Japan Multifactor Fund	25,000	628,500	2,125
U.S. Corporate Bond Fund	118	6,153	50
U.S. High Yield Corporate Bond Fund	273	14,073	188
U.S. Short-Term Corporate Bond Fund	270	13,684	82
U.S. Short-Term High Yield Corporate Bond Fund	58	2,907	40

5. SUBSEQUENT EVENT

The Board of Trustees, after careful consideration, has determined to close and liquidate the Global ex-Mexico Equity Fund.

The last day of secondary market trading of shares of the Fund on its exchange was October 21, 2019. Shareholders were able to sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. The Fund was closed to new investors after the close of business on October 21, 2019. Beginning on or about this date, the Fund was in the process of liquidating its portfolio assets. This caused the Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders that remained in the Fund had their shares automatically redeemed and received cash in an amount equal to the net asset value of their shares as of the close of business on October 30, 2019 and were not charged any transaction fees by the Fund. This amount included any accrued capital gains and dividends.

Whether an investor sold their shares or were automatically redeemed, an investor generally would have recognized a capital gain (or loss) equal to the amount received above (or below) their adjusted cost basis in such shares.